UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-09093

                                  E*TRADE FUNDS
               (Exact name of registrant as specified in charter)

                               4500 Bohannon Drive
                              MENLO PARK, CA 94025
               (Address of principal executive offices) (Zip code)

                               Elizabeth Gottfried
                               4500 Bohannon Drive
                              MENLO PARK, CA 94025
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 650-331-6000
                                                            ---------------
                   Date of fiscal year end: DECEMBER 31, 2007
                                            --------------------
                  Date of reporting period: SEPTEMBER 30, 2007
                                            ----------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


--------------------------------------------------------------------------------
E*TRADE  S&P 500 Index Fund
SCHEDULE  OF  INVESTMENTS
September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.9%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 2.7%
--------------------------------------------------------------------------------
Boeing Co. (The)                                        23,085   $    2,423,694
General Dynamics Corp.                                  11,950        1,009,417
Goodrich Corp.                                           3,689          251,700
Honeywell International, Inc.                           22,045        1,311,016
L-3 Communications Holdings, Inc.                        3,712          379,144
Lockheed Martin Corp.                                   10,199        1,106,490
Northrop Grumman Corp.                                  10,123          789,594
Raytheon Co.                                            12,882          822,129
Rockwell Collins, Inc.                                   4,909          358,553
United Technologies Corp.                               29,214        2,351,143
                                                                 ---------------
                                                                     10,802,880
AIR FREIGHT & LOGISTICS - 0.9%
--------------------------------------------------------------------------------
CH Robinson Worldwide, Inc.                              5,084          276,011
FedEx Corp.                                              9,095          952,701
Ryder System, Inc.                                       1,757           86,093
United Parcel Service, Inc., Class B                    30,923        2,322,317
                                                                 ---------------
                                                                      3,637,122
AIRLINE - 0.1%
--------------------------------------------------------------------------------
Southwest Airlines Co.                                  22,013          325,792
AUTO COMPONENTS - 0.2%
--------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The) (a)                     6,215          188,998
Johnson Controls, Inc.                                   5,832          688,818
                                                                 ---------------
                                                                        877,816
AUTOMOBILES - 0.4%
--------------------------------------------------------------------------------
Ford Motor Co. (a)                                      61,847          525,081
General Motors Corp.                                    16,668          611,716
Harley-Davidson, Inc.                                    7,402          342,046
                                                                 ---------------
                                                                      1,478,843
BEVERAGES - 2.2%
--------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                               22,079        1,103,729
Brown-Forman Corp., Class B                              2,547          190,796
Coca-Cola Co. (The)                                     58,609        3,368,259
Coca-Cola Enterprises, Inc.                              8,396          203,351
Constellation Brands, Inc., Class A (a)                  5,715          138,360
Molson Coors Brewing Co., Class B                        2,007          200,038
Pepsi Bottling Group, Inc.                               4,127          153,400
PepsiCo, Inc.                                           47,595        3,486,810
                                                                 ---------------
                                                                      8,844,743
BIOTECHNOLOGY - 1.2%
--------------------------------------------------------------------------------
Amgen, Inc. (a)                                         32,011        1,810,862
Applera Corp. -- Applied Biosystems Group                5,275          182,726
Biogen Idec, Inc. (a)                                    8,481          562,545
Celgene Corp (a)                                        11,274          803,949
Genzyme Corp. (a)                                        7,767          481,243
Gilead Sciences, Inc. (a)                               27,287        1,115,220
                                                                 ---------------
                                                                      4,956,545
BUILDING PRODUCTS - 0.1%
--------------------------------------------------------------------------------
American Standard Cos., Inc.                             5,345          190,389
Masco Corp.                                             10,918          252,970
                                                                 ---------------
                                                                        443,359
CAPITAL MARKETS - 3.3%
--------------------------------------------------------------------------------
American Capital Strategies, Ltd.                        5,535          236,511
Ameriprise Financial, Inc.                               6,930          437,352
Bank of New York Mellon Corp.                           33,517        1,479,440
Bear Stearns Cos., Inc. (The)                            3,421          420,133
Charles Schwab Corp. (The)                              27,918          603,029
E*TRADE Financial Corp. (a) (b)                         12,268          160,220
Federated Investors, Inc., Class B                       2,483           98,575
Franklin Resources, Inc.                                 4,781          609,577
Goldman Sachs Group, Inc. (The)                         11,949        2,589,826
Janus Capital Group, Inc.                                4,649          131,474

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
CAPITAL MARKETS (CONTINUED)
--------------------------------------------------------------------------------
Legg Mason, Inc.                                         3,910   $      329,574
Lehman Brothers Holdings, Inc.                          15,635          965,149
Merrill Lynch & Co., Inc.                               25,389        1,809,728
Morgan Stanley                                          31,004        1,953,252
Northern Trust Corp.                                     5,640          373,763
State Street Corp.                                      11,401          777,092
T. Rowe Price Group, Inc.                                7,810          434,939
                                                                 ---------------
                                                                     13,409,634
CHEMICALS - 1.7%
--------------------------------------------------------------------------------
Air Products and Chemicals, Inc.                         6,364          622,145
Dow Chemical Co.                                        27,985        1,205,034
DuPont (E.I.) de Nemours & Co.                          27,115        1,343,819
Eastman Chemical Co.                                     2,417          161,286
Ecolab, Inc.                                             5,130          242,136
Hercules, Inc.                                           3,245           68,210
International Flavors & Fragrances, Inc.                 2,630          139,022
Monsanto Co.                                            16,067        1,377,584
PPG Industries, Inc.                                     4,832          365,058
Praxair, Inc.                                            9,421          789,103
Rohm and Haas Co.                                        4,090          227,690
Sigma-Aldrich Corp.                                      3,774          183,945
                                                                 ---------------
                                                                      6,725,032
COMMERCIAL BANKS - 5.1%
--------------------------------------------------------------------------------
Bank of America Corp.                                  130,710        6,570,792
BB&T Corp.                                              16,258          656,661
Comerica, Inc. (b)                                       4,482          229,837
Commerce Bancorp, Inc./NJ                                5,662          219,572
Fifth Third Bancorp                                     15,810          535,643
First Horizon National Corp.                             3,718           99,122
Huntington Bancshares, Inc.                             10,778          183,010
KeyCorp                                                 11,469          370,793
M&T Bank Corp.                                           2,209          228,521
Marshall & Ilsley Corp.                                  7,851          343,638
National City Corp.                                     18,654          468,029
PNC Financial Services Group                            10,074          686,039
Regions Financial Corp.                                 20,735          611,268
SunTrust Banks, Inc.                                    10,249          775,542
Synovus Financial Corp.                                  9,644          270,514
U.S. Bancorp                                            50,855        1,654,313
Wachovia Corp.                                          56,056        2,811,208
Wells Fargo & Co.                                       98,458        3,507,074
Zions Bancorp.                                           3,161          217,066
                                                                 ---------------
                                                                     20,438,642
COMMERICIAL SERVICES & SUPPLIES - 0.7%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. (a)                        8,494          108,299
Apollo Group, Inc., Class A (a)                          4,185          251,728
Avery Dennison Corp.                                     3,136          178,815
Cintas Corp.                                             3,875          143,762
Equifax, Inc.                                            4,180          159,342
H&R Block, Inc.                                          9,562          202,523
Monster Worldwide, Inc. (a)                              3,898          132,766
Pitney Bowes, Inc.                                       6,476          294,140
R. R. Donnelley & Sons Co.                               6,542          239,176
Robert Half International, Inc.                          4,683          139,834
Waste Management, Inc.                                  15,291          577,082
Western Union Co. (The)                                 22,760          477,277
                                                                 ---------------
                                                                      2,904,744
COMMUNICATIONS EQUIPMENT - 2.9%
--------------------------------------------------------------------------------
Avaya, Inc. (a)                                         13,459          228,265
Ciena Corp. (a)                                          2,532           96,418
Cisco Systems, Inc. (a)                                179,417        5,940,497
Corning, Inc.                                           46,335        1,142,158
JDS Uniphase Corp. (a)                                   6,234           93,261
Juniper Networks, Inc. (a)                              15,143          554,385

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------
                                        1             E*TRADE S&P 500 Index Fund

--------------------------------------------------------------------------------
E*TRADE S&P 500 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT (CONTINUED)
--------------------------------------------------------------------------------
Motorola, Inc.                                          68,180   $    1,263,375
QUALCOMM, Inc.                                          49,317        2,084,136
Tellabs, Inc. (a)                                       12,582          119,781
                                                                 ---------------
                                                                     11,522,276
COMPUTERS & PERIPHERALS - 4.4%
--------------------------------------------------------------------------------
Apple, Inc. (a)                                         25,616        3,933,081
Cognizant Technology Solutions Corp., Class A (a)        4,259          339,741
Dell, Inc. (a)                                          66,914        1,846,826
EMC Corp. (a)                                           61,779        1,285,003
Hewlett-Packard Co.                                     75,941        3,781,102
International Business Machines Corp.                   40,073        4,720,599
Lexmark International, Inc. (a)                          2,783          115,578
Network Appliance, Inc. (a)                             10,664          286,968
QLogic Corp. (a)                                         4,224           56,813
SanDisk Corp. (a)                                        6,711          369,776
Sun Microsystems, Inc. (a)                             104,203          584,579
Teradata Corp. (a)                                       5,300          138,224
                                                                 ---------------
                                                                     17,458,290
CONSTRUCTION & ENGINEERING - 0.1%
--------------------------------------------------------------------------------
Fluor Corp.                                              2,601          374,492
CONSTRUCTION MATERIALS - 0.1%
--------------------------------------------------------------------------------
Vulcan Materials Co.                                     2,814          250,868
CONSUMER FINANCE - 0.9%
--------------------------------------------------------------------------------
American Express Co.                                    34,843        2,068,629
Capital One Financial Corp.                             12,303          817,282
Discover Financial Services (a)                         14,057          292,386
SLM Corp.                                               12,154          603,689
                                                                 ---------------
                                                                      3,781,986
CONTAINERS & PACKAGING - 0.2%
--------------------------------------------------------------------------------
Ball Corp.                                               2,934          157,702
Bemis Co., Inc.                                          3,006           87,505
Pactiv Corp. (a)                                         3,747          107,389
Sealed Air Corp.                                         4,643          118,675
Temple-Inland, Inc.                                      3,041          160,048
                                                                 ---------------
                                                                        631,319
DISTRIBUTORS - 0.1%
--------------------------------------------------------------------------------
Genuine Parts Co.                                        5,005          250,250
DIVERSIFED FINANCIAL SERVICES - 3.5%
--------------------------------------------------------------------------------
CIT Group, Inc.                                          5,512          221,582
Citigroup, Inc.                                        146,534        6,838,742
CME Group, Inc.                                          1,564          918,616
IntercontinentalExchange, Inc. (a)                       2,000          303,800
JPMorgan Chase & Co.                                    99,678        4,567,246
Leucadia National Corp.                                  4,849          233,819
Moody's Corp.                                            6,610          333,144
Principal Financial Group, Inc.                          7,824          493,616
                                                                 ---------------
                                                                     13,910,565
DIVERSIFIED TELECOMMUNICATIONS SERVICES - 3.7%
--------------------------------------------------------------------------------
Alltel Corp.                                            10,321          719,167
AT+T, Inc.                                             179,656        7,601,245
CenturyTel, Inc.                                         3,296          152,341
Citizens Communications Co.                              9,841          140,923
Embarq Corp.                                             4,494          249,866
Qwest Communications International, Inc. (a)            47,062          431,088
Sprint Nextel Corp.                                     83,852        1,593,188
Verizon Communications, Inc.                            85,499        3,785,896
Windstream Corp                                         14,062          198,556
                                                                 ---------------
                                                                     14,872,270
ELECTRIC UTILITIES - 2.4%
--------------------------------------------------------------------------------
Allegheny Energy, Inc. (a)                               4,891          255,604
Ameren Corp.                                             6,115          321,037

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
ELECTRIC UTILITIES (CONTINUED)
--------------------------------------------------------------------------------
American Electric Power Co., Inc.                       11,759   $      541,855
CenterPoint Energy, Inc.                                 9,219          147,781
Consolidated Edison, Inc.                                7,982          369,567
DTE Energy Co.                                           5,060          245,106
Dynegy, Inc., Class A (a)                               14,598          134,885
Edison International                                     9,597          532,154
Entergy Corp.                                            5,764          624,184
Exelon Corp.                                            19,858        1,496,499
FirstEnergy Corp.                                        8,979          568,730
FPL Group, Inc.                                         11,983          729,525
PG&E Corp.                                              10,408          497,502
Pinnacle West Capital Corp.                              2,881          113,828
PPL Corp.                                               11,284          522,449
Progress Energy, Inc.                                    7,626          357,278
Southern Co. (The)                                      22,281          808,355
TECO Energy, Inc.                                        6,023           98,958
TXU Corp.                                               13,584          930,096
Xcel Energy, Inc.                                       12,368          266,407
                                                                 ---------------
                                                                      9,561,800
ELECTRICAL EQUIPMENT - 0.5%
--------------------------------------------------------------------------------
Cooper Industries, Ltd., Class A                         5,411          276,448
Emerson Electric Co.                                    23,330        1,241,623
Rockwell Automation, Inc.                                4,493          312,308
                                                                 ---------------
                                                                      1,830,379
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.3%
--------------------------------------------------------------------------------
Agilent Technologies, Inc. (a)                          11,254          415,048
Jabil Circuit, Inc.                                      6,113          139,621
Molex, Inc.                                              4,082          109,928
Solectron Corp. (a)                                     26,921          104,992
Tektronix, Inc.                                          2,182           60,529
Tyco Electronics, Ltd.                                  14,645          518,872
                                                                 ---------------
                                                                      1,348,990
ENERGY EQUIPMENT & SERVICES - 2.1%
--------------------------------------------------------------------------------
Baker Hughes, Inc.                                       9,413          850,653
BJ Services Co.                                          8,430          223,817
ENSCO International, Inc.                                4,285          240,389
Halliburton Co.                                         26,271        1,008,806
Nabors Industries, Ltd. (a)                              8,282          254,837
National-Oilwell Varco, Inc. (a)                         5,246          758,047
Noble Corp.                                              7,908          387,887
Rowan Cos., Inc.                                         3,180          116,324
Schlumberger, Ltd.                                      35,114        3,686,970
Transocean, Inc. (a)                                     8,521          963,299
                                                                 ---------------
                                                                      8,491,029
FOOD & STAPLES RETAILING - 2.3%
--------------------------------------------------------------------------------
Costco Wholesale Corp.                                  12,837          787,807
CVS Corp.                                               43,622        1,728,740
Kroger Co. (The)                                        20,840          594,357
Safeway, Inc.                                           12,934          428,245
Supervalu, Inc.                                          6,188          241,394
Sysco Corp.                                             17,967          639,445
Wal-Mart Stores, Inc.                                   70,703        3,086,186
Walgreen Co.                                            29,269        1,382,668
Whole Foods Market, Inc.                                 4,063          198,924
                                                                 ---------------
                                                                      9,087,766
FOOD PRODUCTS - 1.4%
--------------------------------------------------------------------------------
Archer-Daniels-Midland Co.                              18,957          627,097
Campbell Soup Co.                                        6,619          244,903
ConAgra Foods, Inc.                                     14,315          374,051
Dean Foods Co.                                           3,815           97,588
General Mills, Inc.                                      9,726          564,205
H.J. Heinz Co.                                           9,336          431,323
Hershey Foods Corp.                                      4,927          228,662

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------
                                        2             E*TRADE S&P 500 Index Fund

--------------------------------------------------------------------------------
E*TRADE S&P 500 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
FOOD PRODUCTS (CONTINUED)
--------------------------------------------------------------------------------
Kellogg Co.                                              7,815   $      437,640
Kraft Foods, Inc., Class A                              46,444        1,602,782
McCormick & Co., Inc.                                    3,741          134,564
Sara Lee Corp.                                          21,113          352,376
Tyson Foods, Inc., Class A                               8,102          144,621
Wm Wrigley Jr. Co.                                       6,399          411,008
                                                                 ---------------
                                                                      5,650,820
GAS UTILITIES - 0.1%
--------------------------------------------------------------------------------
Nicor, Inc.                                              1,252           53,711
NiSource, Inc.                                           7,877          150,766
                                                                 ---------------
                                                                        204,477
HEALTH CARE EQUIPMENT & SUPPLIES - 2.0%
--------------------------------------------------------------------------------
Bausch & Lomb, Inc.                                      1,632          104,448
Baxter International, Inc.                              18,991        1,068,813
Becton, Dickinson & Co.                                  7,169          588,216
Boston Scientific Corp. (a)                             39,298          548,207
C.R. Bard, Inc.                                          3,044          268,450
Covidien, Ltd.                                          14,645          607,768
Hospira, Inc. (a)                                        4,627          191,789
Medtronic, Inc.                                         33,407        1,884,489
Millipore Corp. (a)                                      1,551          117,566
PerkinElmer, Inc.                                        3,442          100,541
St. Jude Medical, Inc. (a)                              10,041          442,507
Stryker Corp.                                            6,989          480,564
Thermo Fisher Scientific Inc. (a)                       12,565          725,252
Varian Medical Systems, Inc. (a)                         3,663          153,443
Waters Corp. (a)                                         2,900          194,068
Zimmer Holdings, Inc. (a)                                6,957          563,447
                                                                 ---------------
                                                                      8,039,568
HEALTH CARE PROVIDERS & SERVICES - 2.2%
--------------------------------------------------------------------------------
Aetna, Inc.                                             15,064          817,523
AmerisourceBergen Corp.                                  5,307          240,566
Cardinal Health, Inc.                                   10,737          671,385
CIGNA Corp.                                              8,271          440,762
Coventry Health Care, Inc. (a)                           4,603          286,353
Express Scripts, Inc. (a)                                7,595          423,953
Humana, Inc. (a)                                         4,965          346,954
IMS Health, Inc.                                         5,640          172,810
Laboratory Corp. of America Holdings (a)                 3,392          265,356
Manor Care, Inc.                                         2,103          135,433
McKesson Corp.                                           8,719          512,590
Medco Health Solutions, Inc. (a)                         8,031          725,922
Patterson Cos., Inc. (a)                                 3,998          154,363
PharMerica Corp. (a)                                        --               --
Quest Diagnostics, Inc.                                  4,541          262,333
Tenet Healthcare Corp. (a)                              13,595           45,679
UnitedHealth Group, Inc.                                39,026        1,890,029
WellPoint, Inc. (a)                                     17,786        1,403,671
                                                                 ---------------
                                                                      8,795,682
HOME BUILDERS - 0.0%
--------------------------------------------------------------------------------
D.R. Horton, Inc.                                        7,854          100,610
HOTELS, RESTAURANTS & LEISURE - 1.6%
--------------------------------------------------------------------------------
Carnival Corp.                                          12,853          622,471
Darden Restaurants, Inc.                                 4,173          174,682
Harrah's Entertainment, Inc.                             5,515          479,419
Hilton Hotels Corp.                                     11,499          534,588
International Game Technology                            9,885          426,043
Marriott International, Inc., Class A                    9,438          410,270
McDonald's Corp.                                        35,105        1,912,169
Starbucks Corp. (a)                                     21,954          575,195
Starwood Hotels & Resorts Worldwide, Inc.                6,182          375,556
Wendy's International, Inc.                              2,572           89,789

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE (CONTINUED)
--------------------------------------------------------------------------------
Wyndham Worldwide Corp.                                  5,360   $      175,594
Yum! Brands, Inc.                                       15,316          518,140
                                                                 ---------------
                                                                      6,293,916
HOUSEHOLD DURABLES - 0.4%
--------------------------------------------------------------------------------
Black & Decker Corp. (The)                               1,935          161,186
Centex Corp.                                             3,533           93,872
Fortune Brands, Inc.                                     4,511          367,601
Harman International Industries, Inc.                    1,921          166,205
KB Home                                                  2,124           53,227
Leggett & Platt, Inc.                                    5,091           97,544
Lennar Corp., Class A                                    4,001           90,623
Newell Rubbermaid                                        8,016          231,021
Pulte Homes, Inc.                                        6,256           85,144
Snap-On, Inc.                                            1,706           84,515
Stanley Works (The)                                      2,396          134,487
Whirlpool Corp.                                          2,268          202,079
                                                                 ---------------
                                                                      1,767,504
HOUSEHOLD PRODUCTS - 2.2%
--------------------------------------------------------------------------------
Clorox Co. (The)                                         4,075          248,534
Colgate-Palmolive Co.                                   15,021        1,071,298
Kimberly-Clark Corp.                                    12,537          880,850
Procter & Gamble Co. (The)                              91,927        6,466,145
                                                                 ---------------
                                                                      8,666,827
INDUSTRIAL CONGLOMERATES - 3.9%
--------------------------------------------------------------------------------
3M Co.                                                  21,085        1,973,134
General Electric Co.                                   301,819       12,495,307
Textron, Inc.                                            7,355          457,554
Tyco International, Ltd.                                14,644          649,315
                                                                 ---------------
                                                                     15,575,310
INSURANCE - 4.3%
--------------------------------------------------------------------------------
ACE, Ltd.                                                9,691          586,984
AFLAC, Inc.                                             14,389          820,749
Allstate Corp. (The)                                    17,232          985,498
Ambac Financial Group, Inc.                              2,929          184,263
American International Group, Inc.                      75,538        5,110,146
Aon Corp.                                                8,624          386,441
Assurant, Inc.                                           2,800          149,800
Chubb Corp. (The)                                       11,539          618,952
Cincinnati Financial Corp.                               5,066          219,408
Genworth Financial, Inc., Class A                       13,039          400,688
Hartford Financial Services Group, Inc. (The)            9,357          865,990
Lincoln National Corp.                                   7,973          525,979
Loews Corp.                                             13,095          633,143
Marsh & McLennan Cos., Inc.                             15,963          407,056
MBIA, Inc.                                               3,756          229,304
Metlife, Inc.                                           21,882        1,525,832
Progressive Corp. (The)                                 21,160          410,716
Prudential Financial, Inc.                              13,520        1,319,282
SAFECO Corp.                                             3,051          186,782
Torchmark Corp.                                          2,744          171,006
Travelers Cos., Inc. (The)                              19,338          973,475
UnumProvident Corp.                                     10,627          260,043
XL Capital, Ltd., Class A                                5,344          423,245
                                                                 ---------------
                                                                     17,394,782
INTERNET & CATALOG RETAIL - 0.6%
--------------------------------------------------------------------------------
Amazon.com, Inc. (a)                                     9,002          838,537
eBay, Inc. (a)                                          33,607        1,311,345
IAC/ InterActiveCorp. (a)                                5,627          166,953
                                                                 ---------------
                                                                      2,316,835
INTERNET SOFTWARE & SERVICES - 1.3%
--------------------------------------------------------------------------------
Akamai Technologies, Inc. (a)                            4,878          140,145
Google, Inc., Class A (a)                                6,803        3,859,138

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------
                                        3             E*TRADE S&P 500 Index Fund

--------------------------------------------------------------------------------
E*TRADE S&P 500 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES (CONTINUED)
--------------------------------------------------------------------------------
VeriSign, Inc. (a)                                       7,045   $      237,698
Yahoo!, Inc. (a)                                        39,683        1,065,092
                                                                 ---------------
                                                                      5,302,073
IT SERVICES - 0.6%
--------------------------------------------------------------------------------
Affiliated Computer Services, Inc., Class A (a)          2,850          143,184
Automatic Data Processing, Inc.                         15,643          718,483
Computer Sciences Corp. (a)                              5,125          286,488
Convergys Corp. (a)                                      3,934           68,294
Electronic Data Systems Corp.                           14,991          327,403
Fidelity National Information Services, Inc.             5,004          222,028
Fiserv, Inc. (a)                                         4,834          245,857
Paychex, Inc.                                           10,020          410,820
Unisys Corp. (a)                                         9,994           66,160
                                                                 ---------------
                                                                      2,488,717
LEISURE EQUIPMENT & PRODUCTS - 0.2%
--------------------------------------------------------------------------------
Brunswick Corp.                                          2,597           59,367
Eastman Kodak Co.                                        8,454          226,229
Hasbro, Inc.                                             4,712          131,371
Mattel, Inc.                                            11,623          272,676
                                                                 ---------------
                                                                        689,643
MACHINERY - 1.8%
--------------------------------------------------------------------------------
Caterpillar, Inc.                                       18,827        1,476,602
Cummins, Inc.                                            3,064          391,855
Danaher Corp.                                            7,262          600,640
Deere & Co.                                              6,535          969,925
Dover Corp.                                              6,026          307,025
Eaton Corp.                                              4,291          424,981
Illinois Tool Works, Inc.                               12,358          737,031
Ingersoll-Rand Co., Ltd., Class A                        8,443          459,890
ITT Industries, Inc.                                     5,334          362,339
PACCAR, Inc.                                             7,322          624,200
Pall Corp.                                               3,611          140,468
Parker-Hannifin Corp.                                    3,421          382,570
Terex Corp. (a)                                          2,963          263,766
                                                                 ---------------
                                                                      7,141,292
MEDIA - 3.0%
--------------------------------------------------------------------------------
CBS Corp., Class B                                      20,175          635,513
Clear Channel Communications, Inc.                      14,667          549,133
Comcast Corp., Class A (a)                              91,039        2,201,323
DIRECTV Group Inc., (The) (a)                           22,374          543,241
Dow Jones & Co., Inc.                                    1,921          114,684
E.W. Scripps Co., Class A                                2,643          111,006
Gannett Co., Inc.                                        6,860          299,782
Interpublic Group Cos., Inc. (The) (a)                  13,887          144,147
McGraw-Hill Cos., Inc. (The)                             9,895          503,754
Meredith Corp.                                           1,119           64,119
New York Times Co. (The), Class A                        4,012           79,277
News Corp., Inc., Class A                               68,192        1,499,542
Omnicon Group Inc.                                       9,670          465,030
Time Warner, Inc.                                      109,853        2,016,901
Tribune Co.                                              2,316           63,273
Viacom, Inc., Class B (a)                               20,225          788,168
Walt Disney Co. (The)                                   57,173        1,966,179
                                                                 ---------------
                                                                     12,045,072
METAL FABRICATE / HARDWARE - 0.1%
--------------------------------------------------------------------------------
Precision Castparts Corp.                                4,060          600,799
METALS & MINING - 1.0%
--------------------------------------------------------------------------------
Alcoa, Inc.                                             26,040        1,018,685
Allegheny Technologies Inc.                              3,011          331,059
Freeport-McMoRan Copper & Gold, Inc., Class B           11,244        1,179,383

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
METALS & MINING (CONTINUED)
--------------------------------------------------------------------------------
Newmont Mining Corp.                                    13,300   $      594,909
Nucor Corp.                                              8,480          504,306
United States Steel Corp.                                3,482          368,883
                                                                 ---------------
                                                                      3,997,225
MULTI-LINE RETAIL - 0.9%
--------------------------------------------------------------------------------
Big Lots, Inc. (a)                                       3,147           93,907
Dillard's Inc., Class A                                  1,750           38,203
Family Dollar Stores, Inc.                               4,334          115,111
J. C. Penney Co., Inc. (Holding Co.)                     6,466          409,750
Kohl's Corp. (a)                                         9,361          536,666
Macy's, Inc.                                            12,770          412,726
Nordstrom, Inc.                                          5,827          273,228
Sears Holding Corp. (a)                                  2,216          281,875
Target Corp.                                            24,938        1,585,309
                                                                 ---------------
                                                                      3,746,775
MULTI-UTILITIES & UNREGULATED POWER - 0.9%
--------------------------------------------------------------------------------
AES Corp. (The) (a)                                     19,695          394,688
CMS Energy Corp.                                         6,452          108,523
Constellation Energy Group, Inc.                         5,316          456,060
Dominion Resources, Inc.                                 8,572          722,619
Duke Energy Corp.                                       37,122          693,810
Integrys Energy Group, Inc.                              2,238          114,653
Public Service Enterprise Group, Inc.                    7,490          659,045
Sempra Energy                                            7,777          451,999
                                                                 ---------------
                                                                      3,601,397
OFFICE ELECTRONICS - 0.1%
--------------------------------------------------------------------------------
Xerox Corp. (a)                                         27,567          478,012
OIL & GAS - 9.5%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                13,665          734,494
Apache Corp.                                             9,779          880,697
Ashland, Inc.                                            1,646           99,106
Chesapeake Energy Corp.                                 12,086          426,152
ChevronTexaco Corp.                                     62,793        5,876,169
ConocoPhillips                                          47,931        4,206,904
Consol Energy, Inc.                                      5,370          250,242
Devon Energy Corp.                                      13,137        1,092,998
El Paso Corp.                                           20,636          350,193
EOG Resources, Inc.                                      7,211          521,572
Exxon Mobil Corp.                                      163,375       15,121,990
Hess Corp.                                               8,149          542,153
Marathon Oil Corp.                                      20,063        1,143,992
Murphy Oil Corp.                                         5,552          388,029
Occidental Petroleum Corp.                              24,471        1,568,102
Peabody Energy Corp.                                     7,820          374,343
Questar Corp.                                            5,085          267,115
Smith International                                      5,906          421,688
Spectra Energy Corp.                                    18,620          455,818
Sunoco, Inc.                                             3,490          247,022
Tesoro Corp.                                             4,000          184,080
Valero Energy Corp.                                     16,313        1,095,907
Weatherford International, Ltd. (a)                      9,926          666,829
Williams Cos., Inc. (The)                               17,680          602,181
XTO Energy, Inc.                                        11,365          702,812
                                                                 ---------------
                                                                     38,220,588
PAPER & FOREST PRODUCTS - 0.3%
--------------------------------------------------------------------------------
International Paper Co.                                 12,618          452,608
MeadWestvaco Corp.                                       5,301          156,539
Weyerhauser Co.                                          6,358          459,683
                                                                 ---------------
                                                                      1,068,830
PERSONAL PRODUCTS - 0.2%
--------------------------------------------------------------------------------
Avon Products, Inc.                                     12,613          473,366
Estee Lauder Cos., Inc. (The), Class A                   3,390          143,939
                                                                 ---------------
                                                                        617,305

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------
                                        4             E*TRADE S&P 500 Index Fund

--------------------------------------------------------------------------------
E*TRADE S&P 500 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS - 6.1%
--------------------------------------------------------------------------------
Abbott Laboratories                                     45,524   $    2,440,997
Allergan, Inc.                                           9,058          583,969
Barr Pharmaceuticals, Inc. (a)                           3,154          179,494
Bristol-Myers Squibb Co.                                58,262        1,679,111
Eli Lilly & Co.                                         29,068        1,654,841
Forest Laboratories, Inc. (a)                            9,312          347,245
Johnson & Johnson                                       85,262        5,601,713
King Pharmaceuticals, Inc. (a)                           7,003           82,075
Merck & Co., Inc.                                       64,108        3,313,743
Mylan Laboratories, Inc.                                 7,139          113,938
Pfizer, Inc.                                           204,050        4,984,942
Schering-Plough Corp.                                   47,702        1,508,814
Watson Pharmaceuticals, Inc. (a)                         3,019           97,816
Wyeth                                                   39,608        1,764,536
                                                                 ---------------
                                                                     24,353,234
REAL ESTATE - 1.3%
--------------------------------------------------------------------------------
Apartment Investment & Management Co.,
   Class A                                               2,849          128,575
Archstone-Smith Trust                                    6,587          396,142
AvalonBay Communities, Inc.                              2,348          277,205
Boston Properties, Inc.                                  3,506          364,273
CB Richard Ellis Group, Inc. (a)                         5,808          161,695
Developers Diversified Realty Corp.                      3,591          200,629
Equity Residential                                       8,163          345,785
General Growth Properties, Inc.                          7,234          387,887
Host Hotels & Resorts, Inc.                             15,384          345,217
Kimco Realty Corp.                                       7,429          335,865
Plum Creek Timber Co., Inc.                              5,080          227,381
Prologis                                                 7,569          502,203
Public Storage, Inc.                                     3,666          288,331
Simon Property Group, Inc.                               6,580          658,000
Vornado Realty Trust                                     3,940          430,839
                                                                 ---------------
                                                                      5,050,027
ROAD & RAIL - 0.7%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                       8,848          718,192
CSX Corp.                                               12,931          552,542
Norfolk Southern Corp.                                  11,594          601,844
Union Pacific Corp.                                      7,847          887,182
                                                                 ---------------
                                                                      2,759,760
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. (a)                        16,201          213,853
Altera Corp.                                            10,488          252,551
Analog Devices, Inc.                                     9,166          331,443
Applied Materials, Inc.                                 40,594          840,296
Broadcom Corp., Class A (a)                             13,818          503,528
Intel Corp.                                            172,027        4,448,618
KLA-Tencor Corp.                                         5,689          317,332
Linear Technology Corp.                                  6,539          228,800
LSI Logic Corp. (a)                                     20,587          152,755
MEMC Electronic Materials, Inc. (a)                      6,630          390,242
Microchip Technology, Inc.                               6,300          228,816
Micron Technology, Inc. (a)                             22,294          247,463
National Semiconductor Corp.                             6,911          187,426
Novellus Systems, Inc. (a)                               3,506           95,574
NVIDIA Corp. (a)                                        16,166          585,856
Teradyne, Inc. (a)                                       5,452           75,238
Texas Instruments, Inc.                                 42,096        1,540,293
Xilinx, Inc.                                             8,561          223,784
                                                                 ---------------
                                                                     10,863,868
SOFTWARE - 3.2%
--------------------------------------------------------------------------------
Adobe Systems, Inc. (a)                                 17,333          756,759
Autodesk, Inc. (a)                                       6,775          338,547
BMC Software, Inc. (a)                                   5,862          183,070
CA, Inc.                                                11,448          294,443

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
SOFTWARE (CONTINUED)
--------------------------------------------------------------------------------
Citrix Systems, Inc. (a)                                 5,190   $      209,261
Compuware Corp. (a)                                      8,770           70,335
Electronic Arts, Inc. (a)                                9,162          512,980
Intuit, Inc. (a)                                         9,845          298,304
Microsoft Corp.                                        237,507        6,996,956
Novell, Inc. (a)                                        10,305           78,730
Oracle Corp. (a)                                       115,972        2,510,794
Symantec Corp.  (a)                                     26,493          513,434
                                                                 ---------------
                                                                     12,763,613
SPECIALTY RETAIL - 1.5%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A                         2,500          201,750
AutoNation, Inc. (a)                                     4,197           74,371
AutoZone, Inc. (a)                                       1,357          157,602
Bed Bath & Beyond, Inc. (a)                              7,900          269,548
Best Buy Co., Inc.                                      11,635          535,443
Circuit City Stores, Inc.                                4,964           39,265
Gap, Inc. (The)                                         14,578          268,818
Home Depot, Inc. (The)                                  49,739        1,613,533
Limited Brands, Inc.                                     9,391          214,960
Lowe's Cos., Inc.                                       43,554        1,220,383
Office Depot, Inc. (a)                                   7,946          163,847
OfficeMax, Inc.                                          2,165           74,195
RadioShack Corp.                                         3,896           80,491
Sherwin-Williams Co. (The)                               3,198          210,141
Staples, Inc.                                           21,030          451,935
Tiffany & Co.                                            4,027          210,813
TJX Cos., Inc. (The)                                    13,073          380,032
                                                                 ---------------
                                                                      6,167,127
TEXTILES, APPAREL & LUXURY GOODS - 0.4%
--------------------------------------------------------------------------------
Coach, Inc. (a)                                         10,990          519,497
Jones Apparel Group, Inc.                                2,752           58,150
Liz Claiborne, Inc.                                      3,004          103,127
NIKE, Inc., Class B                                     11,388          668,020
Polo Ralph Lauren Corp.                                  1,761          136,918
V.F. Corp.                                               2,617          211,323
                                                                 ---------------
                                                                      1,697,035
THRIFTS & MORTGAGE FINANCE - 1.1%
--------------------------------------------------------------------------------
Countrywide Financial Corp.                             17,055          324,216
Federal Home Loan Mortgage Corp.                        19,150        1,130,042
Federal National Mortgage Corp.                         28,674        1,743,666
Hudson City Bancorp, Inc.                               15,666          240,943
MGIC Investment Corp.                                    2,387           77,124
Sovereign Bancorp, Inc.                                 10,378          176,841
Washington Mutual, Inc.                                 25,795          910,821
                                                                 ---------------
                                                                      4,603,653
TOBACCO - 1.2%
--------------------------------------------------------------------------------
Altria Group, Inc.                                      62,012        4,311,694
Reynolds American, Inc.                                  5,039          320,430
UST, Inc.                                                4,603          228,309
                                                                 ---------------
                                                                      4,860,433
TRADING COMPANIES & DISTRIBUTORS - 0.0%
--------------------------------------------------------------------------------
W.W. Grainger, Inc.                                      2,113          192,684
TOTAL COMMON STOCKS
(COST $314,307,977)                                                 396,332,925

                                                       SHARES/
                                                     PRINCIPAL
                                                        AMOUNT         VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.1%
--------------------------------------------------------------------------------
BlackRock Liquidity Funds TempCash
Portfolio,                                           3,693,240        3,693,240

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------
                                        5             E*TRADE S&P 500 Index Fund

--------------------------------------------------------------------------------
E*TRADE S&P 500 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                       SHARES/
                                                     PRINCIPAL
                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------
U.S. Treasury Bill 4.78(c),  01/31/2008 (d)     $      750,000   $      740,374
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(COST $4,431,167)                                                     4,433,614
                                                                 ---------------
TOTAL INVESTMENTS - 100.0%
   (COST $318,739,144)(e)                                           400,766,539
OTHER ASSETS LESS LIABILITIES - 0.0%                                    153,266
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                        $  400,919,805
                                                                 ===============

(a)   Non-income producing.

(b) Affiliated Issuers. Investments in companies considered to be affiliates of the Funds (such companies are defined as "Affiliated Companies" in section 2 (a) (3) of the Investment Company Act of 1940) are as follows:

                      # of Shares                # of Shares    Value at
                     Held at Start     Gross     Held at End      End
Name of Issuer         of Period     Additions    of Period     of Period
-------------------------------------------------------------------------
Comerica, Inc.            4,173          309         4,482      $229,837
E*Trade
   Financial Corp.       10,989        1,279        12,268       160,220

(c)   Yield to Maturity.

(d) Security with an aggregate market value of $740,374 was segregated to cover margin requirements for the following open futures contracts as of September 30, 2007:

                                            NOTIONAL         NET
NUMBER OF       FUTURES       EXPIRATION    CONTRACT     UNREALIZED
CONTRACTS        INDEX           DATE         VALUE     APPRECIATION
--------------------------------------------------------------------
    13      S&P 500 FUTURES   12/21/2007   $4,998,825     $130,748

(e) At September 30, 2007, the cost of investments for Federal income tax purposes is $318,739,144. Unrealized appreaciation (depreciation) is as follows:

      Gross Unrealized Appreciation                                $ 93,248,255
      Gross Unrealized Depreciation                                 (11,220,860)
                                                                   -------------
      Net Unrealized Appreciation/Depreciation                     $ 82,027,395
                                                                   =============

                                                                   % OF TOTAL
INDUSTRY                                         MARKET VALUE      NET ASSETS
--------------------------------------------------------------------------------
OIL & GAS                                        $  38,220,588         9.5%
PHARMACEUTICALS                                     24,353,234         6.1%
COMMERCIAL BANKS                                    20,438,642         5.1%
COMPUTERS & PERIPHERALS                             17,458,290         4.4%
INSURANCE                                           17,394,782         4.3%
INDUSTRIAL CONGLOMERATES                            15,575,310         3.9%
DIVERSIFIED TELECOMMUNICATIONS
SERVICES                                            14,872,270         3.7%
DIVERSIFED FINANCIAL SERVICES                       13,910,565         3.5%
CAPITAL MARKETS                                     13,409,634         3.3%
SOFTWARE                                            12,763,613         3.2%
MEDIA                                               12,045,072         3.0%
COMMUNICATIONS EQUIPMENT                            11,522,276         2.9%
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT                                           10,863,868         2.7%
AEROSPACE & DEFENSE                                 10,802,880         2.7%
ELECTRIC UTILITIES                                   9,561,800         2.4%
FOOD & STAPLES RETAILING                             9,087,766         2.3%
BEVERAGES                                            8,844,743         2.2%
HEALTH CARE PROVIDERS & SERVICES                     8,795,682         2.2%
HOUSEHOLD PRODUCTS                                   8,666,827         2.2%
ENERGY EQUIPMENT & SERVICES                          8,491,029         2.1%
HEALTH CARE EQUIPMENT & SUPPLIES                     8,039,568         2.0%
MACHINERY                                            7,141,292         1.8%
CHEMICALS                                            6,725,032         1.7%
HOTELS, RESTAURANTS & LEISURE                        6,293,916         1.6%
SPECIALTY RETAIL                                     6,167,127         1.5%
FOOD PRODUCTS                                        5,650,820         1.4%
INTERNET SOFTWARE & SERVICES                         5,302,073         1.3%
REAL ESTATE                                          5,050,027         1.3%
BIOTECHNOLOGY                                        4,956,545         1.2%
TOBACCO                                              4,860,433         1.2%
THRIFTS & MORTGAGE FINANCE                           4,603,653         1.1%
METALS & MINING                                      3,997,225         1.0%
CONSUMER FINANCE                                     3,781,986         0.9%
MULTI-LINE RETAIL                                    3,746,775         0.9%
AIR FREIGHT & LOGISTICS                              3,637,122         0.9%
MULTI-UTILITIES & UNREGULATED
POWER                                                3,601,397         0.9%
COMMERICIAL SERVICES & SUPPLIES                      2,904,744         0.7%
ROAD & RAIL                                          2,759,760         0.7%
IT SERVICES                                          2,488,717         0.6%
INTERNET & CATALOG RETAIL                            2,316,835         0.6%
ELECTRICAL EQUIPMENT                                 1,830,379         0.5%
HOUSEHOLD DURABLES                                   1,767,504         0.4%
TEXTILES, APPAREL & LUXURY GOODS                     1,697,035         0.4%
AUTOMOBILES                                          1,478,843         0.4%
ELECTRONIC EQUIPMENT & INSTRUMENTS                   1,348,990         0.3%
PAPER & FOREST PRODUCTS                              1,068,830         0.3%
AUTO COMPONENTS                                        877,816         0.2%
LEISURE EQUIPMENT & PRODUCTS                           689,643         0.2%
CONTAINERS & PACKAGING                                 631,319         0.2%
PERSONAL PRODUCTS                                      617,305         0.2%
METAL FABRICATE / HARDWARE                             600,799         0.1%
OFFICE ELECTRONICS                                     478,012         0.1%
BUILDING PRODUCTS                                      443,359         0.1%
CONSTRUCTION & ENGINEERING                             374,492         0.1%
AIRLINES                                               325,792         0.1%
CONSTRUCTION MATERIALS                                 250,868         0.1%
DISTRIBUTORS                                           250,250         0.1%
GAS UTILITIES                                          204,477         0.1%
TRADING COMPANIES & DISTRIBUTORS                       192,684         0.0%
HOME BUILDERS                                          100,610         0.0%
SHORT-TERM INVESTMENTS AND
   OTHER ASSETS LESS LIABILITIES                     4,586,880         1.1%
                                                 -------------------------------
                                                  $400,919,805       100.0%
                                                 ===============================

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------
                                        6             E*TRADE S&P 500 Index Fund

--------------------------------------------------------------------------------
E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS
September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.2%
--------------------------------------------------------------------------------
ADVERTISING - 0.3%
--------------------------------------------------------------------------------
Catalina Marketing Corp. (a)                             3,585   $      116,118
Gaiam, Inc. (a)                                          1,685           40,491
Greenfield Online, Inc. (a)                              2,001           30,515
inVentiv Health, Inc. (a)                                3,066          134,352
Marchex, Inc.                                            2,580           24,536
ValueVision Media, Inc., Class A (a)                     2,827           20,948
                                                                 ---------------
                                                                        366,960
AEROSPACE/DEFENSE - 1.2%
--------------------------------------------------------------------------------
AAR Corp. (a)                                            3,674          111,469
Aerovironment, Inc. (a)                                    671           15,440
ARGON ST, Inc. (a)                                       1,184           23,443
Curtiss-Wright Corp.                                     4,363          207,242
Esterline Technologies Corp. (a)                         2,520          143,766
GenCorp., Inc. (a)                                       5,173           61,869
HEICO Corp.                                              2,518          124,288
Innovative Solutions & Support (a)                       1,133           21,493
Kaman Corp.                                              2,371           81,942
Moog, Inc., Class A (a)                                  3,732          163,984
MTC Technologies, Inc. (a)                                 870           16,800
Orbital Sciences Corp. (a)                               5,846          130,015
Sequa Corp., Class A (a)                                   711          117,870
Teledyne Technologies, Inc. (a)                          3,444          183,875
TransDigm Group, Inc. (a)                                  865           39,539
Triumph Group, Inc.                                      1,622          132,534
United Industrial Corp.                                    785           59,079
                                                                 ---------------
                                                                      1,634,648
AGRICULTURE - 0.2%
--------------------------------------------------------------------------------
Alico, Inc.                                                359           15,559
Alliance One International, Inc. (a)                     9,425           61,640
Andersons, Inc. (The)                                    1,515           72,750
Cadiz Inc. (a)                                           1,096           20,714
Maui Land & Pineapple Co., Inc. (a)                        408           12,420
Tejon Ranch Co. (a)                                      1,030           42,642
                                                                 ---------------
                                                                        225,725
AIRLINES - 0.5%
--------------------------------------------------------------------------------
Airtran Holdings, Inc. (a)                               9,014           88,698
Alaska Air Group, Inc. (a)                               3,942           91,021
Allegiant Travel Co. (a)                                   502           15,220
ExpressJet Holdings, Inc. (a)                            4,999           15,447
JetBlue Airways Corp. (a)                               17,591          162,189
Midwest Air Group, Inc. (a)                              2,267           37,292
Pinnacle Airlines Corp. (a)                              1,814           29,060
Republic Airways Holdings, Inc. (a)                      3,357           71,068
SkyWest, Inc.                                            6,358          160,031
                                                                 ---------------
                                                                        670,026
APPAREL - 1.0%
--------------------------------------------------------------------------------
Carter's, Inc. (a)                                       5,756          114,832
Cherokee, Inc.                                             719           27,581
Columbia Sportswear Co.                                  1,362           75,332
Deckers Outdoor Corp. (a)                                1,259          138,238
G-III Apparel Group, Ltd. (a)                            1,199           23,608
Gymboree Corp. (a)                                       2,997          105,614
Heelys, Inc. (a)                                           644            5,133
Iconix Brand Group, Inc. (a)                             4,995          118,831
K-Swiss, Inc., Class A                                   2,383           54,595
Maidenform Brands, Inc. (a)                              2,119           33,650
Oxford Industries, Inc.                                  1,419           51,254
Perry Ellis International, Inc. (a)                      1,010           27,987
Quiksilver, Inc. (a)                                    12,249          175,161
Skechers U.S.A., Inc., Class A (a)                       1,880           41,548
Timberland Co., Class A (a)                              4,651           88,183
True Religion Apparel, Inc. (a)                          1,245           21,912
Volcom, Inc. (a)                                         1,350           57,402

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
APPAREL (CONTINUED)
--------------------------------------------------------------------------------
Warnaco Group, Inc. (The) (a)                            4,561   $      178,198
Weyco Group, Inc.                                          611           19,192
                                                                 ---------------
                                                                      1,358,251
AUTO MANUFACTURERS - 0.3%
--------------------------------------------------------------------------------
A.S.V., Inc. (a)                                         1,938           27,190
CLARCOR, Inc.                                            5,052          172,829
Force Protection, Inc. (a)                               6,705          145,230
Smith (A.O.) Corp.                                       2,027           88,945
Wabash National Corp.                                    2,815           31,781
                                                                 ---------------
                                                                        465,975
AUTO PARTS & EQUIPMENT - 1.1%
--------------------------------------------------------------------------------
Accuride Corp. (a)                                       2,100           25,431
Aftermarket Technology Corp. (a)                         2,127           67,511
American Axle & Manufacturing
   Holdings                                              4,407          111,277
Amerigon, Inc. (a)                                       1,993           34,499
ArvinMeritor, Inc.                                       7,034          118,312
Commercial Vehicle Group, Inc. (a)                       2,059           26,417
Cooper Tire & Rubber Co.                                 6,076          148,254
Exide Technologies (a)                                   5,598           36,387
Hayes Lemmerz International, Inc. (a)                    9,738           40,510
Keystone Automotive Industries, Inc. (a)                 1,592           76,034
Lear Corp. (a)                                           7,555          242,516
Miller Industries, Inc. (TN) (a)                           902           15,442
Modine Manufacturing Co.                                 3,157           84,039
Noble International, Ltd.                                1,084           23,078
Spartan Motors, Inc.                                     2,968           49,951
Standard Motor Products, Inc.                            1,451           13,639
Superior Industries International, Inc.                  2,105           45,658
Tenneco Automotive, Inc. (a)                             4,560          141,406
Titan International, Inc.                                2,242           71,565
Visteon Corp. (a)                                       12,772           65,776
                                                                 ---------------
                                                                      1,437,702
BANKS - 7.8%
--------------------------------------------------------------------------------
1st Source Corp.                                         1,343           30,755
Abington Bancorp, Inc.                                     987            9,623
Alabama National Bancorp                                 1,676          130,594
AMCORE Financial, Inc.                                   2,138           53,279
Americanwest Bancorp                                     1,666           32,670
Ameris Bancorp                                           1,203           21,750
Anchor BanCorp Wisconsin, Inc.                           1,845           49,815
Apollo Investment Corp.                                  9,773          203,278
Ares Capital Corp.                                       6,845          111,368
BancFirst Corp.                                            735           32,979
Banco Latinoamericano de
   Exportaciones, SA                                     2,509           45,614
Bancorp, Inc. (a)                                          982           18,128
Bank Mutual Corp.                                        5,102           60,153
Bank of the Ozarks, Inc.                                 1,097           33,491
BankAtlantic Bancorp, Inc., Class A                      4,130           35,807
BankFinancial Corp.                                      2,137           33,807
BankUnited Financial Corp., Class A                      2,945           45,765
Banner Corp.                                             1,507           51,826
Beneficial Mutual Bancorp, Inc. (a)                      3,549           34,603
Berkshire Hills Bancorp, Inc.                              798           24,124
Boston Private Financial Holdings, Inc.                  3,649          101,588
Brookline Bancorp, Inc.                                  6,141           71,174
Capital City Bank Group, Inc.                            1,170           36,504
Capital Corp of The West                                   879           16,191
Capital Southwest Corp.                                    280           34,373
Capitol Bancorp, Ltd.                                    1,310           32,527
Cascade Bancorp                                          2,070           46,078
Cass Information Systems, Inc.                             549           19,638
Cathay General Bancorp                                   5,042          162,403

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------
                                        7        E*TRADE Russell 2000 Index Fund

--------------------------------------------------------------------------------
E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
BANKS (CONTINUED)
--------------------------------------------------------------------------------
Centennial Bank Holdings, Inc. (a)                       5,090   $       32,576
Center Financial Corp.                                     926           12,881
Central Pacific Financial Corp.                          3,028           88,418
Chemical Financial Corp.                                 2,288           55,484
Chittenden Corp.                                         4,542          159,697
Citizens Banking Corp.                                   7,459          120,164
City Bank                                                1,329           38,169
City Holding Co.                                         1,582           57,601
Clifton Savings Bancorp, Inc.                            1,236           14,622
CoBiz, Inc.                                              1,705           29,190
Columbia Banking System, Inc.                            1,742           55,430
Community Bancorp (Nevada) (a)                             960           24,134
Community Bank System, Inc.
   (California)                                          2,775           54,168
Community Banks, Inc.                                    2,438           72,628
Community Trust Bancorp, Inc.                            1,420           42,657
Corus Bankshares, Inc.                                   3,589           46,729
CVB Financial Corp.                                      6,459           75,570
Dime Community Bancshares                                2,320           34,730
Downey Financial Corp.                                   2,080          120,224
Enterprise Financial Services Corp.                        872           21,224
FBR Capital Markets Corp. (a)                            3,025           38,962
First Bancorp North Carolina                             1,099           22,398
First Bancorp Puerto Rico                                8,202           77,919
First Busey Corp., Class A                               2,527           55,367
First Charter Corp.                                      3,423          103,272
First Commonwealth Financial Corp.                       7,207           79,709
First Community Bancorp                                  2,549          139,456
First Community Bancshares, Inc.                           926           33,549
First Financial Bancorp                                  3,061           39,120
First Financial Bankshares, Inc.                         2,021           81,204
First Financial Corp.                                    1,217           36,875
First Financial Holdings, Inc.                           1,100           34,408
First Indiana Corp.                                      1,182           37,020
First Merchants Corp.                                    1,689           36,415
First Midwest Bancorp, Inc.                              4,898          167,316
First Niagara Financial Group, Inc.                     10,611          150,146
First Place Financial Corp.                              1,617           28,621
First Regional Bancorp (California) (a)                    756           18,545
First South Bancorp, Inc. (North
   Carolina)                                               769           20,117
First State Bancorp                                      1,885           37,021
FirstFed Financial Corp. (a)                             1,421           70,411
FirstMerit Corp.                                         7,927          156,638
Flagstar Bancorp, Inc.                                   4,102           39,912
Flushing Financial Corp.                                 1,947           32,710
FNB Corp.                                                5,947           98,363
Franklin Bank Corp. (a)                                  2,287           21,040
Fremont General Corp.                                    6,248           24,367
Frontier Financial Corp.                                 3,858           90,007
Glacier Bancorp, Inc.                                    5,191          116,901
Great Southern Bancorp, Inc.                               972           24,144
Greater Bay Bancorp                                      5,035          138,966
Greene County Bancshares, Inc.                           1,112           40,532
Hancock Holding Co.                                      2,635          105,611
Hanmi Financial Corp.                                    3,746           58,026
Harleysville National Corp.                              2,671           42,442
Heartland Financial USA, Inc.                            1,171           24,064
Heritage Commerce Corp.                                  1,302           27,563
Home Bancshares, Inc., Cornway, AR                       1,057           23,032
Horizon Financial Corp.                                  1,147           23,261
IBERIABANK Corp.                                         1,070           56,335
Imperial Capital Bancorp, Inc.                             514           14,521
Independent Bank Corp.
   (Massachusetts)                                       1,309           38,877

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
BANKS (CONTINUED)
--------------------------------------------------------------------------------
Independent Bank Corp. (Michigan)                        2,082   $       23,006
Integra Bank Corp.                                       1,915           34,719
International Bancshares Corp.                           5,047          109,520
Investors Bancorp, Inc. (a)                              4,972           70,404
Irwin Financial Corp.                                    1,735           19,120
K-Fed Bancorp                                              452            5,953
Kearny Financial Corp.                                   2,024           25,887
KNBT Bancorp, Inc.                                       2,543           42,061
Lakeland Bancorp, Inc.                                   1,765           23,969
Lakeland Financial Corp.                                 1,119           25,860
Macatawa Bank Corp.                                      1,411           19,091
MainSource Financial Group, Inc.                         1,749           30,835
MB Financial, Inc.                                       3,594          124,173
Merrill Lynch & Co., Inc.                                2,250          160,394
Midwest Banc Holdings, Inc.                              1,758           25,966
Nara Bancorp, Inc.                                       1,968           30,740
NASB Financial, Inc.                                       367           13,175
National Penn Bancshares, Inc.                           4,833           79,064
NBT Bancorp, Inc.                                        3,312           72,003
NewAlliance Bancshares, Inc.                            11,177          164,078
Northwest Bancorp, Inc.                                  1,690           48,097
Old National Bancorp (Indiana)                           6,544          108,434
Old Second Bancorp, Inc.                                 1,258           35,853
Omega Financial Corp.                                    1,168           30,847
Oriental Financial Group, Inc.                           1,947           22,391
Oritani Financial Corp. (a)                              1,219           19,309
Pacific Capital Bancorp                                  4,632          121,822
Park National Corp.                                      1,192          103,942
Partners Trust Financial Group, Inc.                     4,020           48,923
Peoples Bancorp, Inc.                                      983           25,735
PFF Bancorp, Inc.                                        2,214           33,963
Pinnacle Financial Partners, Inc. (a)                    1,498           43,172
Preferred Bank (California)                                850           33,439
PrivateBancorp, Inc.                                     1,737           60,517
Prosperity Bancshares, Inc.                              3,499          116,027
Provident Bankshares Corp.                               3,176           99,504
Provident Financial Services, Inc.                       6,497          106,356
Provident New York Bancorp                               4,010           52,571
Renasant Corp.                                           2,062           44,601
Republic Bancorp, Inc., Class A                            874           13,844
Rockville Financial, Inc.                                  811           11,565
Roma Financial Corp.                                       941           16,091
Royal Bancshares of Pennsylvania,
   Class A                                                 446            9,776
S&T Bancorp, Inc.                                        2,443           78,396
Sanders Morris Harris Group, Inc.                        1,569           15,925
Sandy Spring Bancorp, Inc.                               1,446           43,554
Santander BanCorp                                          406            5,213
SCBF Financial Corp.                                       845           29,186
Seacoast Banking Corp. of Florida                        1,342           25,095
Security Bank Corp.                                      1,483           18,567
Sierra Bancorp                                             699           20,033
Signature Bank (a)                                       2,923          102,977
Simmons First National Corp., Class A                    1,323           34,848
South Financial Group, Inc. (The)                        7,305          166,116
Southside Bancshares, Inc.                               1,024           22,615
Southwest Bancorp, Inc.                                  1,312           24,692
Sterling Bancorp (New York)                              1,742           24,388
Sterling Bancshares, Inc.                                7,331           83,647
Sterling Financial Corp. (Pennsylvania)                  2,486           42,635
Sterling Financial Corp. (Washington)                    5,050          135,895
Suffolk Bancorp                                            955           30,617
Sun Bancorp, Inc. (New Jersey) (a)                       1,346           23,555
Superior Bancorp (a)                                     3,205           28,300
Susquehanna Bancshares, Inc.                             5,137          103,254

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------
                                        8        E*TRADE Russell 2000 Index Fund

--------------------------------------------------------------------------------
E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
BANKS (CONTINUED)
--------------------------------------------------------------------------------
SVB Financial Group (a)                                  3,377   $      159,935
SY Bancorp, Inc.                                         1,140           30,826
Taylor Capital Group, Inc.                                 563           15,725
Texas Capital Bancshares, Inc. (a)                       2,160           46,958
TierOne Corp.                                            1,665           44,073
Tompkins Trustco, Inc.                                     615           24,415
TriCo Bancshares                                         1,279           28,483
TrustCo Bank Corp. (New York)                            7,315           79,953
Trustmark Corp.                                          4,821          135,181
UCBH Holdings, Inc.                                      9,842          172,038
UMB Financial Corp.                                      3,050          130,723
Umpqua Holdings Corp.                                    6,034          120,740
Union Bankshares Corp.                                   1,227           27,865
United Bankshares, Inc.                                  3,732          113,602
United Community Banks, Inc.                             4,047           99,232
United Community Financial Corp.                         2,516           18,166
United Security Bancshares (California)                    754           14,175
Univest Corp. of Pennsylvania                            1,196           28,369
USB Holding Co., Inc.                                    1,093           25,390
ViewPoint Financial Group                                1,096           20,254
Virginia Commerce Bancorp (a)                            1,590           22,801
W Holding Co., Inc.                                     10,292           23,054
Washington Trust Bancorp, Inc.                           1,067           28,777
Wauwatosa Holdings, Inc. (a)                               969           15,746
WesBanco, Inc.                                           1,927           48,136
West Coast Bancorp                                       1,511           42,928
Westamerica Bancorp                                      2,960          147,438
Western Alliance Bancorp (a)                             1,528           36,015
Westfield Financial, Inc.                                  953            9,254
Wilshire Bancorp, Inc.                                   1,625           17,826
Wintrust Financial Corp.                                 2,378          101,517
WSFS Financial Corp.                                       612           38,189
Yardville National Bancorp                                 904           30,402
                                                                 ---------------
                                                                     10,505,855
BEVERAGES - 0.2%
--------------------------------------------------------------------------------
Boston Beer Co., Inc., Class A (a)                         871           42,383
Coca-Cola Bottling Co. Consolidated                        548           33,044
Farmer Brothers Co.                                        620           15,426
Green Mountain Coffee Roasters,
   Inc. (a)                                              1,587           52,672
Jones Soda Co. (a)                                       2,347           28,305
National Beverage Corp.                                    928            7,869
Peet's Coffee & Tea, Inc. (a)                            1,282           35,781
                                                                 ---------------
                                                                        215,480
BIOTECHNOLOGY - 2.4%
--------------------------------------------------------------------------------
Acorda Therapeutics, Inc. (a)                            2,426           44,517
Affymax, Inc. (a)                                          426           11,528
Affymetrix, Inc. (a)                                     6,759          171,476
Alexion Pharmaceuticals, Inc. (a)                        3,587          233,693
American Oriental Bioengineering,
   Inc. (a)                                              5,206           58,047
AMG Pharmaceuticals, Inc. (a)                            1,630           93,236
Applera Corp. - Celera Genomics
   Group (a)                                             7,768          109,218
Arena Pharmaceuticals, Inc. (a)                          5,936           64,999
Ariad Pharmaceuticals, Inc. (a)                          6,050           28,012
ArQule, Inc. (a)                                         3,791           27,030
Bio-Rad Laboratories, Inc., Class A (a)                  1,840          166,520
BioMimetic Therapeutics, Inc. (a)                          988           13,180
Cambrex Corp.                                            2,643           28,782
CryoLife, Inc. (a)                                       2,074           19,599
Cytokinetics, Inc. (a)                                   3,111           15,928
Encysive Pharmaceuticals, Inc. (a)                       5,794            8,749
Enzo Biochem, Inc. (a)                                   2,862           32,484

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
BIOTECHNOLOGY (CONTINUED)
--------------------------------------------------------------------------------
Enzon Pharmaceuticals, Inc. (a)                          4,060   $       35,769
Exelixis, Inc. (a)                                       9,536          100,986
Genomic Health, Inc. (a)                                 1,259           24,160
GenVec, Inc. (a)                                         6,109           14,356
GTx, Inc. (a)                                            1,553           25,283
Halozyme Therapeutics, Inc. (a)                          5,938           51,601
Human Genome Sciences, Inc. (a)                         13,228          136,116
Illumina, Inc. (a)                                       5,281          273,978
Immunomedics, Inc. (a)                                   5,354           12,261
Incyte Corp. (a)                                         7,906           56,528
Integra LifeSciences Holdings Corp. (a)                  1,773           86,132
InterMune, Inc. (a)                                      2,913           55,726
Keryx Biopharmaceuticals, Inc. (a)                       4,213           41,877
Kosan Biosciences, Inc. (a)                              3,921           19,644
Lifecell Corp. (a)                                       3,339          125,446
Martek Biosciences Corp. (a)                             3,177           92,228
Maxygen, Inc. (a)                                        2,249           15,316
Medivation, Inc. (a)                                     1,967           39,438
Molecular Insight Pharmaceuticals,
   Inc. (a)                                                501            3,402
Momenta Pharmaceuticals, Inc. (a)                        2,320           26,425
Myriad Genetics, Inc. (a)                                4,241          221,168
Nektar Therapeutics (a)                                  9,032           79,753
Northstar Neuroscience, Inc. (a)                         1,801           20,099
Novacea, Inc. (a)                                          643            5,150
Omrix Biopharmaceuticals, Inc. (a)                       1,263           44,597
Orexigen Therapeutics, Inc. (a)                            672            8,877
PRA International (a)                                    1,955           57,477
Protalix BioTherapeutics Inc. (a)                          191            6,601
QIAGEN N.V. (a)                                          1,038           20,148
Regeneration Technologies, Inc. (a)                      2,746           29,437
Regeneron Pharmaceuticals, Inc. (a)                      6,270          111,606
Savient Pharmaceuticals, Inc. (a)                        5,171           75,238
Seattle Genetics, Inc. (WA) (a)                          4,749           53,379
SuperGen, Inc. (a)                                       4,588           19,912
Telik, Inc. (a)                                          4,848           14,108
Tercica, Inc. (a)                                        3,039           18,842
XOMA, Ltd. (a)                                          12,145           41,414
                                                                 ---------------
                                                                      3,191,476
BUILDING MATERIALS - 0.9%
--------------------------------------------------------------------------------
Aaon, Inc.                                               1,302           25,688
Apogee Enterprises, Inc.                                 2,804           72,736
Builders FirstSource, Inc. (a)                           1,423           15,340
Ceradyne, Inc. (a)                                       2,679          202,908
Drew Industries, Inc. (a)                                1,767           71,882
Genlyte Group, Inc. (The) (a)                            2,802          180,057
Goodman Global, Inc. (a)                                 3,664           87,496
Interline Brands, Inc. (a)                               2,563           58,923
LSI Industries, Inc.                                     1,692           34,720
NCI Building Systems, Inc. (a)                           1,986           85,815
PGT, Inc. (a)                                              946            7,502
Simpson Manufacturing Co., Inc.                          3,634          115,743
Texas Industries, Inc.                                   2,690          211,165
Trex Co., Inc. (a)                                       1,101           12,243
Universal Forest Products, Inc.                          1,539           46,016
US Concrete, Inc. (a)                                    3,099           20,422
                                                                 ---------------
                                                                      1,248,656
CHEMICALS - 2.4%
--------------------------------------------------------------------------------
American Vanguard Corp.                                  1,642           32,052
Arch Chemicals, Inc.                                     2,394          112,231
Balchem Corp.                                            1,615           32,962
CF Industries Holdings, Inc.                             5,393          409,383
Ferro Corp.                                              4,275           85,414
Georgia Gulf Corp.                                       3,172           44,091

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------
                                        9        E*TRADE Russell 2000 Index Fund

--------------------------------------------------------------------------------
E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
CHEMICALS (CONTINUED)
--------------------------------------------------------------------------------
H.B. Fuller Co.                                          5,976   $      177,368
Hercules, Inc.                                          11,486          241,436
Innophos Holdings, Inc.                                  1,916           29,200
Innospec, Inc.                                           2,214           50,435
Kronos Worldwide, Inc.                                     221            4,172
Landec Corp. (a)                                         2,003           30,966
Metabolix, Inc. (a)                                      1,331           32,290
Minerals Technologies, Inc.                              1,880          125,960
Myers Industries, Inc.                                   2,605           51,631
Newmarket Corp.                                          1,489           73,527
NL Industries, Inc.                                        632            7,160
Olin Corp.                                               7,264          162,568
OM Group, Inc. (a)                                       2,936          155,050
PolyOne Corp. (a)                                        9,056           67,648
Raven Industries, Inc.                                   1,475           59,074
Rockwood Holdings, Inc. (a)                              3,453          123,721
Schulman (A.), Inc.                                      2,486           49,049
Sensient Technologies Corp.                              4,631          133,697
ShengdaTech, Inc. (a)                                    2,787           16,806
Spartech Corp.                                           3,149           53,722
Stepan Co.                                                 582           17,990
Symyx Technologies, Inc. (a)                             3,188           27,704
Terra Industries, Inc. (a)                               9,147          285,935
Tronox, Inc., Class B                                    3,905           35,262
UAP Holding Corp.                                        5,071          159,026
Valhi, Inc.                                                621           14,749
W.R. Grace & Co. (a)                                     6,904          185,441
Zoltek Cos., Inc. (a)                                    2,430          106,021
                                                                 ---------------
                                                                      3,193,741
COAL - 0.1%
--------------------------------------------------------------------------------
Alpha Natural Resources, Inc. (a)                        6,457          149,996
International Coal Group, Inc. (a)                      11,717           52,024
                                                                 ---------------
                                                                        202,020
COMMERCIAL SERVICES - 6.6%
--------------------------------------------------------------------------------
Aaron Rents, Inc.                                        4,553          101,532
ABM Industries, Inc.                                     4,268           85,275
ACCO Brands Corp. (a)                                    5,316          119,291
Actuant Corp., Class A                                   2,700          175,419
Administaff, Inc.                                        2,277           82,655
Advance America Cash Advance
   Centers, Inc.                                         6,575           70,155
Advisory Board (The) Co. (a)                             1,779          104,018
Albany Molecular Research, Inc. (a)                      2,359           35,621
Arbitron, Inc.                                           2,948          133,662
Arrowhead Research Corp. (a)                             3,122           15,766
Bankrate, Inc. (a)                                       1,108           51,101
Barrett Business Services                                  617           14,703
BearingPoint, Inc. (a)                                  19,861           80,437
Bowne & Co., Inc.                                        2,544           42,383
Bright Horizons Family Solutions, Inc. (a)               2,577          110,399
Capella Education Co. (a)                                  990           55,351
CBIZ, Inc. (a)                                           4,376           34,789
CDI Corp.                                                1,187           33,094
Cenveo, Inc. (a)                                         5,289          114,401
Chemed Corp.                                             2,329          144,771
Coinmach Service Corp., Class A                          2,684           32,181
Coinstar, Inc. (a)                                       2,739           88,114
Consolidated Graphics, Inc. (a)                            971           60,969
Corinthian Colleges, Inc. (a)                            8,536          135,808
Cornell Cos., Inc. (a)                                     980           23,079
CorVel Corp. (a)                                           730           16,878
CoStar Group, Inc. (a)                                   1,891          101,074
CPI Corp.                                                  480           18,490
CRA International, Inc. (a)                              1,069           51,515

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
COMMERCIAL SERVICES (CONTINUED)
--------------------------------------------------------------------------------
Cross Country Healthcare, Inc. (a)                       3,034   $       53,004
Deluxe Corp.                                             5,113          188,363
DeVry, Inc.                                              5,906          218,581
Diamond Management & Technology
   Consultants, Inc.                                     2,604           23,957
Dice Holdings Inc. (a)                                   1,655           17,013
Dollar Financial Corp. (a)                               1,480           42,224
Dollar Thrifty Automotive Group (a)                      2,335           81,001
DynCorp International, Inc., Class A (a)                 2,302           53,199
Electro Rent Corp.                                       1,597           22,374
Emergency Medical Services Corp., Class A (a)              856           25,894
Euronet Worldwide, Inc. (a)                              4,516          134,441
Exlservice Holdings, Inc. (a)                            2,084           44,306
Exponent, Inc. (a)                                       1,376           34,524
First Advantage Corp., Class A (a)                         610           10,779
Forrester Research, Inc. (a)                             1,357           31,984
FTI Consulting, Inc. (a)                                 4,209          211,755
Gartner, Inc., Class A (a)                               6,795          166,206
Geo Group, Inc. (The) (a)                                4,967          147,073
Gevity HR, Inc.                                          2,254           23,104
Global Cash Access Holdings, Inc. (a)                    4,073           43,133
Great Lakes Dredge & Dock Co. (a)                        1,144           10,021
GSI Commerce, Inc. (a)                                   1,842           48,997
H&E Equipment Services, Inc. (a)                         1,640           29,487
Harris Interactive, Inc. (a)                             5,024           21,653
Healthcare Services Group, Inc.                          4,096           83,036
Healthspring, Inc. (a)                                   4,711           91,865
Heartland Payment Systems, Inc.                          1,505           38,679
Heidrick & Struggles International, Inc.                 1,772           64,589
HMS Holdings Corp. (a)                                   1,936           47,645
Home Solutions of America, Inc. (a)                      3,635           12,323
Hudson Highland Group, Inc. (a)                          2,399           30,539
Huron Consulting Group, Inc. (a)                         1,837          133,403
ICT Group, Inc. (a)                                        747           10,017
Interactive Data Corp.                                   3,555          100,251
j2 Global Communications, Inc. (a)                       4,863          159,166
Jackson Hewitt Tax Service, Inc.                         2,927           81,839
Kelly Services, Inc., Class A                            2,148           42,552
Kendle International, Inc. (a)                           1,199           49,794
Kenexa Corp. (a)                                         2,489           76,611
Kforce, Inc. (a)                                         2,987           38,413
Korn/Ferry International (a)                             4,640           76,606
Labor Ready, Inc. (a)                                    4,573           84,646
Landauer, Inc.                                             887           45,202
LECG Corp. (a)                                           2,261           33,689
Lincoln Educational Services Corp. (a)                     379            4,942
Live Nation, Inc. (a)                                    6,455          137,169
MAXIMUS, Inc.                                            2,155           93,915
Mcgrath Rentcorp                                         2,481           82,468
Midas, Inc. (a)                                          1,440           27,173
Mobile Mini, Inc. (a)                                    3,537           85,454
Monro Muffler, Inc.                                      1,156           39,061
Morningstar, Inc. (a)                                    1,197           73,496
MPS Group, Inc. (a)                                     10,101          112,626
Multi-Color Corp.                                          750           17,115
Navigant Consulting, Co. (a)                             4,623           58,527
Net 1 UEPS Technologies, Inc. (a)                        4,120          111,940
Odyssey Marine Exploration, Inc. (a)                     3,790           23,460
On Assignment, Inc. (a)                                  3,319           30,999
Parexel International Corp. (a)                          2,741          113,121
PeopleSupport, Inc. (a)                                  2,289           27,376
Perficient, Inc. (a)                                     2,701           59,071
PharmaNet Development Group, Inc. (a)                    1,817           52,748
PHH Corp. (a)                                            5,271          138,522

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------
                                       10        E*TRADE Russell 2000 Index Fund

--------------------------------------------------------------------------------
E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
COMMERCIAL SERVICES (CONTINUED)
--------------------------------------------------------------------------------
Pre-Paid Legal Services, Inc. (a)                          830   $       46,032
Premier Exhibitions, Inc. (a)                            2,696           40,656
Protection One, Inc. (a)                                   602            8,079
Providence Service Corp. (The) (a)                       1,113           32,678
QC Holdings, Inc.                                          730           10,549
Rent-A-Center, Inc. (a)                                  6,931          125,659
Resources Connection, Inc.                               4,829          111,791
Rollins, Inc.                                            2,758           73,611
RSC Holdings, Inc. (a)                                   1,921           31,504
SAIC, Inc. (a)                                          11,043          211,915
Senomyx, Inc. (a)                                        2,766           33,884
Sotheby's Holdings, Inc., Class A                        6,436          307,576
Source Interlink Cos., Inc. (a)                          3,216           11,320
Spherion Corp. (a)                                       5,200           42,952
Stamps.com, Inc. (a)                                     1,731           20,720
Standard Parking Corp. (a)                                 482           19,179
Starent Networks Corp. (a)                               1,188           25,079
Steiner Leisure, Ltd. (a)                                1,682           72,999
Stewart Enterprises, Inc., Class A                       9,251           70,493
Strayer Education, Inc.                                  1,431          241,310
Team, Inc. (a)                                           1,460           39,975
TeleTech Holdings, Inc. (a)                              4,117           98,437
TNS, Inc.                                                2,354           37,805
Universal Technical Institute, Inc. (a)                  2,242           40,356
Valassis Communications, Inc. (a)                        4,717           42,076
Viad Corp.                                               2,076           74,736
VistaPrint, Ltd. (a)                                     4,250          158,822
Volt Information Sciences, Inc. (a)                      1,216           21,450
Watson Wyatt & Co. Holdings                              4,213          189,332
World Fuel Services Corp.                                2,811          114,717
Wright Express Corp. (a)                                 3,934          143,552
                                                                 ---------------
                                                                      8,905,296
COMPUTERS - 2.7%
--------------------------------------------------------------------------------
3D Systems Corp. (a)                                     1,714           40,485
Ansoft Corp. (a)                                         1,604           52,900
Black Box Corp.                                          1,690           72,264
CACI International, Inc., Class A (a)                    3,044          155,518
CIBER, Inc. (a)                                          5,062           39,534
COMSYS IT Partners, Inc. (a)                             1,616           27,165
Comtech Group, Inc. (a)                                  1,812           32,997
Cray, Inc. (a)                                           2,993           21,550
Echelon Corp. (a)                                        2,859           71,504
Electronics For Imaging, Inc. (a)                        5,598          150,362
Extreme Networks, Inc. (a)                              10,923           41,944
Gateway, Inc. (a)                                       28,262           53,133
Hutchinson Technology, Inc. (a)                          2,424           59,630
Hypercom Corp. (a)                                       4,977           22,496
iGATE Corp. (a)                                          2,043           17,509
IHS, Inc., Class A (a)                                   3,099          175,062
Imation Corp.                                            3,466           85,021
Immersion Corp. (a)                                      2,727           44,668
infoUSA, Inc.                                            3,116           28,948
Integral Systems, Inc.                                   1,020           21,920
InterVoice, Inc. (a)                                     3,572           33,541
Isilon Systems, Inc. (a)                                   836            6,437
Jack Henry & Associates, Inc.                            7,756          200,570
Limelight Networks Inc. (a)                              1,797           15,778
LivePerson, Inc. (a)                                     3,384           20,845
Magma Design Automation, Inc. (a)                        3,958           55,689
Manhattan Associates, Inc. (a)                           2,626           71,979
Mentor Graphics Corp. (a)                                8,723          131,717
Mercury Computer Systems, Inc. (a)                       2,172           22,328
MICROS Systems, Inc. (a)                                 3,992          259,759
MTS Systems Corp.                                        1,727           71,843
Palm, Inc. (a)                                          10,191          165,808

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
COMPUTERS (CONTINUED)
--------------------------------------------------------------------------------
Perot Systems Corp., Class A (a)                         8,601   $      145,443
QAD, Inc.                                                1,415           12,254
Quantum Corp. (a)                                       19,089           64,903
Quest Software, Inc. (a)                                 6,722          115,350
Rackable Systems, Inc. (a)                               2,705           35,084
Radiant Systems, Inc. (a)                                2,422           38,340
RadiSys Corp. (a)                                        1,957           24,365
Rimage Corp. (a)                                           931           20,892
ScanSource, Inc. (a)                                     2,536           71,287
Secure Computing Corp. (a)                               4,296           41,800
SI International, Inc. (a)                               1,190           33,998
Sigma Designs, Inc. (a)                                  2,376          114,618
Silicon Graphics Inc. (a)                                  601           11,870
Silicon Storage Technology, Inc. (a)                     8,841           28,468
Smart Modular Technologies WWH ,
  Inc. (a)                                               4,623           33,054
Sonic Solutions, Inc. (a)                                2,060           21,568
SonicWALL, Inc. (a)                                      5,967           52,092
SRA International, Inc., Class A (a)                     4,068          114,229
STEC Inc. (a)                                            2,984           22,768
Stratasys, Inc. (a)                                      2,008           55,340
Super Micro Computer, Inc. (a)                             851            8,306
SYKES Enterprises, Inc. (a)                              3,033           50,378
Synaptics, Inc. (a)                                      2,527          120,690
Syntel, Inc.                                             1,161           48,274
Tyler Technologies, Inc. (a)                             3,591           47,940
Virtusa Corp.  (a)                                         429            6,435
                                                                 ---------------
                                                                      3,610,650
COMPUTERS, PERIPHERAL & SOFTWARE - 0.6%
--------------------------------------------------------------------------------
Actuate Corp. (a)                                        5,584           36,017
Art Technology Group, Inc. (a)                          12,433           37,548
Bottomline Technologies, Inc. (a)                        1,903           23,845
Data Domain, Inc. (a)                                      837           25,905
Digi International, Inc. (a)                             2,304           32,809
DivX, Inc. (a)                                           2,141           31,837
ENGlobal Corp. (a)                                       1,494           17,046
i2 Technologies, Inc. (a)                                1,427           21,762
Knot, Inc. (The) (a)                                     2,547           54,149
Monotype Imaging Holdings Inc. (a)                       1,071           13,473
Move, Inc. (a)                                           9,471           26,140
Ness Technologies, Inc. (a)                              3,015           32,924
Netezza Corp. (a)                                          986           12,335
Netgear, Inc. (a)                                        3,410          103,732
Phase Forward, Inc. (a)                                  4,005           80,140
Raser Technologies, Inc. (a)                             2,866           36,943
Rightnow Technologies, Inc. (a)                          1,665           26,790
Smith Micro Software, Inc. (a)                           2,732           43,876
Ultimate Software Group, Inc. (a)                        2,335           81,491
Vignette Corp. (a)                                       2,634           52,864
                                                                 ---------------
                                                                        791,626
COSMETICS / PERSONAL CARE - 0.2%
--------------------------------------------------------------------------------
Chattem, Inc. (a)                                        1,671          117,839
Elizabeth Arden, Inc. (a)                                2,248           60,606
Inter Parfums, Inc.                                        793           18,770
Revlon, Inc., Class A  (a)                              17,894           20,578
                                                                 ---------------
                                                                        217,793
DISTRIBUTION / WHOLESALE - 0.8%
--------------------------------------------------------------------------------
Beacon Roofing Supply, Inc. (a)                          4,082           41,718
Bluelinx Holdings, Inc.                                  1,110            7,814
Brightpoint, Inc. (a)                                    4,953           74,345
Building Materials Holding Corp.                         2,736           28,947
Central European Distribution Corp. (a)                  3,481          166,775
Columbus McKinnon Corp. (NY) (a)                         1,788           44,503
Comfort Systems USA, Inc.                                3,776           53,619

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------
                                       11        E*TRADE Russell 2000 Index Fund

--------------------------------------------------------------------------------
E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
DISTRIBUTION / WHOLESALE (CONTINUED)
--------------------------------------------------------------------------------
Core-Mark Holding Co., Inc. (a)                            845   $       29,769
Houston Wire & Cable Co.                                 1,551           28,089
LKQ Corp. (a)                                            4,473          155,705
MWI Veterinary Supply, Inc. (a)                            785           29,634
Nuco2, Inc. (a)                                          1,439           37,040
Owens & Minor, Inc.                                      3,990          151,979
United Stationers, Inc. (a)                              2,743          152,291
Watsco, Inc.                                             2,255          104,700
                                                                 ---------------
                                                                      1,106,928
DIVERSIFED FINANCIAL SERVICES - 2.4%
--------------------------------------------------------------------------------
Accredited Home Lenders Holding
   Co. (a)                                               2,084           24,320
Advanta Corp., Class B                                   3,652          100,138
Asset Acceptance Capital Corp.                           1,472           17,075
Asta Funding, Inc.                                       1,037           39,738
Calamos Asset Management, Inc.                           2,189           61,796
Centerline Holding Co.                                   5,017           77,011
Clayton Holdings, Inc. (a)                               1,105            8,851
Cohen & Steers, Inc.                                     1,612           59,692
CompuCredit Corp. (a)                                    1,876           40,728
Cowen Group, Inc. (a)                                    1,457           20,136
Credit Acceptance Corp. (a)                                472           10,903
Delta Financial Corp.                                    1,524            7,483
Encore Capital Group, Inc. (a)                           1,482           17,488
Epoch Holding Corp.                                        801           11,278
eSpeed, Inc. (a)                                         1,902           16,224
Evercore Partners, Inc., Class A                           808           21,242
FCStone Group, Inc. (a)                                    812           26,187
Federal Agricultural Mortgage Corp.,
   Class C                                                 951           27,921
Financial Federal Corp.                                  2,650           74,227
Friedman Billings Ramsey Group, Inc.                    15,878           73,198
GAMCO Investors, Inc., Class A                             533           29,208
GFI Group, Inc. (a)                                      1,578          135,897
Gladstone Capital Corp.                                  1,381           26,957
Greenhill & Co., Inc.                                    1,876          114,530
Interactive Brokers Group, Inc. (a)                      3,940          103,464
International Securities Exchange
   Holdings, Inc.                                        3,830          254,580
KBW Inc. (a)                                             2,883           82,973
Knight Capital Group, Inc. (a)                          10,232          122,375
LaBranche & Co, Inc. (a)                                 4,903           22,946
Ladenburg Thalmann Financial
   Services, Inc. (a)                                    9,032           17,703
MarketAxess Holdings, Inc. (a)                           2,862           42,930
MCG Capital Corp.                                        6,156           88,585
MVC Capital, Inc.                                        2,363           43,786
National Financial Partners Corp.                        3,710          196,556
Nelnet, Inc., Class A                                    1,614           29,439
NewStar Financial, Inc. (a)                              1,385           15,567
NGP Capital Resources Co.                                1,614           26,195
Ocwen Financial Corp. (a)                                3,345           31,543
OptionsXpress Holdings, Inc.                             4,303          112,481
Penson Worldwide, Inc. (a)                               1,340           24,763
Phoenix Cos., Inc. (The)                                11,241          158,611
Piper Jaffray Cos. (a)                                   1,860           99,696
Portfolio Recovery Associates, Inc.                      1,575           83,585
Resource America, Inc., Class A                          1,217           19,217
S1 Corp. (a)                                             5,059           45,784
Stifel Financial Corp. (a)                               1,473           85,198
SWS Group, Inc.                                          2,058           36,406
Technology Investment Capital Corp.                      1,885           25,203
Thomas Weisel Partners Group, Inc. (a)                   1,988           28,846
TradeStation Group, Inc. (a)                             2,672           31,182
US Global Investors, Inc.                                1,089           20,713

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
DIVERSIFED FINANCIAL SERVICES (CONTINUED)
--------------------------------------------------------------------------------
Waddell & Reed Financial, Inc.                           8,267   $      223,457
World Acceptance Corp. (a)                               1,615           53,424
WP Stewart & Co., Ltd.                                   2,022           20,058
                                                                 ---------------
                                                                      3,189,494
ELECTRIC - 1.6%
--------------------------------------------------------------------------------
Allete, Inc.                                             2,526          113,064
Avista Corp.                                             5,197          105,759
Black Hills Corp.                                        3,711          152,225
Central Vermont Public Service Corp.                       939           34,311
CH Energy Group, Inc.                                    1,535           73,373
Cleco Corp.                                              5,880          148,588
El Paso Electric Co. (a)                                 4,510          104,316
Empire District Electric Co. (The)                       2,957           66,799
EnerNOC, Inc. (a)                                          345           13,172
IDACORP, Inc.                                            4,333          141,862
Integrated Electrical Services, Inc. (a)                 1,233           31,577
ITC Holdings Corp.                                       4,187          207,466
MGE Energy, Inc.                                         1,999           66,847
NorthWestern Corp.                                       3,537           96,100
Ormat Technologies, Inc.                                 1,265           58,620
Otter Tail Corp.                                         2,928          104,383
Pike Electric Corp. (a)                                  1,638           30,729
PNM Resources, Inc.                                      7,555          175,880
Portland General Electric Co.                            3,005           83,539
UIL Holdings Corp.                                       2,478           78,057
UniSource Energy Corp.                                   3,475          103,868
Westar Energy, Inc.                                      8,754          214,998
                                                                 ---------------
                                                                      2,205,533
ELECTRICAL COMPONENTS & EQUIPMENT - 0.8%
--------------------------------------------------------------------------------
Advanced Energy Industries, Inc. (a)                     3,303           49,875
American Superconductor Corp. (a)                        3,954           80,978
Belden CDT, Inc.                                         4,438          208,186
Coleman Cable, Inc. (a)                                    774           10,712
Eagle Test Systems, Inc. (a)                             1,130           14,487
Encore Wire Corp.                                        2,153           54,105
Energy Conversion Devices, Inc. (a)                      3,901           88,631
EnerSys (a)                                              1,973           35,060
GrafTech International Ltd. (a)                         10,155          181,165
Greatbatch, Inc. (a)                                     2,061           54,802
Insteel Industries, Inc.                                 1,685           25,865
Littelfuse, Inc. (a)                                     2,165           77,269
Medis Technologies Ltd. (a)                              2,022           26,286
Microtune, Inc. (a)                                      4,908           29,546
Powell Industries, Inc. (a)                                727           27,546
Power-One, Inc. (a)                                      6,838           34,874
Superior Essex, Inc. (a)                                 1,988           74,113
Universal Display Corp. (a)                              2,631           46,621
Vicor Corp.                                              1,873           22,701
                                                                 ---------------
                                                                      1,142,822
ELECTRONICS - 3.2%
--------------------------------------------------------------------------------
Actel Corp. (a)                                          2,526           27,104
Agilysys, Inc.                                           2,844           48,064
American Science & Engineering, Inc.                       846           53,010
Analogig Corp.                                           1,375           87,670
ATMI, Inc. (a)                                           3,400          101,150
Badger Meter, Inc.                                       1,357           43,492
Barnes Group, Inc.                                       4,539          144,885
Bel Fuse, Inc., Class B                                  1,096           37,987
Benchmark Electronics, Inc. (a)                          7,155          170,790
Brady Corp.                                              4,965          178,144
Checkpoint Systems, Inc. (a)                             3,885          102,525
Cogent, Inc. (a)                                         4,240           66,483
Coherent, Inc. (a)                                       3,094           99,256
CTS Corp.                                                3,309           42,686

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------
                                       12        E*TRADE Russell 2000 Index Fund

--------------------------------------------------------------------------------
E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
ELECTRONICS (CONTINUED)
--------------------------------------------------------------------------------
Cubic Corp.                                              1,442   $       60,809
Cymer, Inc. (a)                                          3,112          119,470
Daktronics, Inc.                                         3,095           84,246
Diodes, Inc. (a)                                         2,900           93,090
Dionex Corp. (a)                                         1,874          148,908
EDO Corp.                                                1,717           96,169
Electro Scientific Industries, Inc. (a)                  2,845           68,166
Excel Technology, Inc. (a)                               1,119           27,919
FARO Technologies, Inc. (a)                              1,615           71,302
FEI Co. (a)                                              3,814          119,874
FLIR Systems, Inc. (a)                                   6,456          357,598
II-VI, Inc. (a)                                          2,307           79,661
Ionatron, Inc. (a)                                       3,022           10,365
Itron, Inc. (a)                                          2,956          275,115
KEMET Corp. (a)                                          7,743           56,911
L-1 Identity Solutions, Inc. (a)                         5,834          109,971
LoJack Corp. (a)                                         1,745           33,085
Measurement Specialties, Inc. (a)                        1,281           35,740
Methode Electronics, Inc., Class A                       3,371           50,734
Multi-Fineline Electronix, Inc. (a)                        772           11,449
Newport Corp. (a)                                        3,223           49,086
OSI Systems, Inc. (a)                                    1,368           30,794
OYO Geospace Corp. (a)                                     372           34,488
Park Electrochemical Corp.                               1,967           66,052
Plexus Corp. (a)                                         4,564          125,054
Rofin-Sinar Technologies, Inc. (a)                       1,531          107,492
Rogers Corp. (a)                                         1,721           70,888
Stoneridge, Inc. (a)                                     1,309           13,352
Taser International, Inc. (a)                            6,115           95,944
Technitrol, Inc.                                         4,018          108,285
TTM Technologies, Inc. (a)                               3,890           45,007
Varian, Inc. (a)                                         3,020          192,102
Watts Water Technologies, Inc.                           3,095           95,017
Woodward Governor Co.                                    2,953          184,267
X-Rite, Inc.                                             2,651           38,280
Zygo Corp. (a)                                           1,507           19,636
                                                                 ---------------
                                                                      4,389,572
ENERGY - ALTERNATE SOURCES - 0.3%
--------------------------------------------------------------------------------
Aventine Renewable Energy Holdings,
   Inc. (a)                                              2,775           29,332
Clean Energy Fuels Corp. (a)                               921           13,944
Comverge Inc. (a)                                          504           16,561
Evergreen Energy, Inc. (a)                               7,715           39,347
Evergreen Solar, Inc. (a)                                8,327           74,360
FuelCell Energy, Inc. (a)                                6,109           54,614
Headwaters, Inc. (a)                                     3,634           54,074
MGP Ingredients, Inc.                                      902            9,264
Nova Biosource Fuels, Inc. (a)                           2,891            8,124
Pacific Ethanol, Inc. (a)                                3,280           31,554
US BioEnergy Corp. (a)                                   1,154            8,897
VeraSun Energy Corp. (a)                                 3,042           33,462
Verenium Corp.  (a)                                      3,962           20,919
                                                                 ---------------
                                                                        394,452
ENGINEERING & CONTRUCTION - 0.9%
--------------------------------------------------------------------------------
Aecom Technology Corp. (a)                               4,175          145,833
Dycom Industries, Inc. (a)                               4,022          123,194
EMCOR Group, Inc. (a)                                    6,282          197,004
Granite Construction, Inc.                               3,549          188,168
Insituform Technologies, Inc.,
   Class A (a)                                           2,515           38,303
Layne Christensen Co. (a)                                1,351           74,953
Michael Baker Corp. (a)                                    665           32,592
Perini Corp. (a)                                         2,629          147,040
Stanley Inc. (a)                                           737           20,304

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
ENGINEERING & CONTRUCTION (CONTINUED)
--------------------------------------------------------------------------------
Washington Group International, Inc. (a)                 2,875   $      252,454
                                                                 ---------------
                                                                      1,219,845
ENTERTAINMENT - 1.1%
--------------------------------------------------------------------------------
Bally Technologies, Inc. (a)                             5,247          185,901
Bluegreen Corp. (a)                                      1,939           15,027
Carmike Cinemas, Inc.                                    1,142           20,979
Churchill Downs, Inc.                                      871           43,515
Cinemark Holdings, Inc.                                  2,582           47,922
Dover Downs Gaming & Entertainment, Inc.                 1,349           14,016
Equinix, Inc. (a)                                        3,110          275,826
Great Wolf Resorts, Inc. (a)                             2,829           34,966
Isle of Capri Casinos, Inc. (a)                          1,530           29,759
Lakes Entertainment, Inc. (a)                            1,642           15,648
Macrovision Corp. (a)                                    5,224          128,667
Magna Entertainment Corp., Class A (a)                   3,708            8,417
National CineMedia, Inc.                                 4,137           92,669
Pinnacle Entertainment, Inc. (a)                         5,880          160,112
RealNetworks, Inc. (a)                                  10,065           68,241
Shuffle Master, Inc. (a)                                 3,248           48,558
Six Flags, Inc. (a)                                      6,505           22,507
Speedway Motorsports, Inc.                               1,284           47,508
Steinway Musical Instruments                               740           21,919
Vail Resorts, Inc. (a)                                   3,095          192,788
                                                                 ---------------
                                                                      1,474,945
ENVIRONMENTAL CONTROL - 0.7%
--------------------------------------------------------------------------------
American Ecology Corp.                                   1,445           30,619
Calgon Carbon Corp. (a)                                  3,684           51,429
Casella Waste Systems, Inc.,
   Class A (a)                                           2,037           25,544
Clean Harbors, Inc. (a)                                  1,614           71,855
Darling International, Inc. (a)                          7,875           77,884
Fuel Tech, Inc. (a)                                      1,596           35,256
Metal Management, Inc.                                   2,523          136,747
Mine Safety Appliances Co.                               2,771          130,542
Rentech, Inc. (a)                                       15,778           34,080
Tetra Tech, Inc. (a)                                     5,723          120,870
Waste Connections, Inc. (a)                              6,766          214,888
Waste Industries USA, Inc.                                 466           13,337
Waste Services, Inc. (a)                                 1,793           17,410
                                                                 ---------------
                                                                        960,461
FOOD - 1.5%
--------------------------------------------------------------------------------
American Dairy, Inc. (a)                                   632           12,330
Arden Group, Inc., Class A                                 117           16,325
Cal-Maine Foods, Inc.                                    1,162           29,329
Chiquita Brands International, Inc. (a)                  3,979           62,988
Flowers Foods, Inc.                                      7,561          164,830
Fresh Del Monte Produce, Inc.                            2,765           79,494
Great Atlantic & Pacific Tea Co. (a)                     1,810           55,133
Hain Celestial Group, Inc. (a)                           3,909          125,596
Imperial Sugar Co.                                       1,048           27,384
Ingles Markets, Inc., Class A                            1,148           32,902
J&J Snack Foods Corp.                                    1,295           45,092
Lance, Inc.                                              3,018           69,474
M&F Worldwide Corp. (a)                                  1,118           56,112
Nash Finch Co.                                           1,237           49,270
Pathmark Stores, Inc. (a)                                2,959           37,727
Performance Food Group Co. (a)                           3,480          104,852
Pilgrim's Pride Corp.                                    3,980          138,225
Ralcorp Holdings, Inc. (a)                               2,663          148,649
Ruddick Corp.                                            4,048          135,770
Sanderson Farms, Inc.                                    1,646           68,589
Seaboard Corp.                                              34           66,640
Spartan Stores, Inc.                                     2,054           46,277

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------
                                       13        E*TRADE Russell 2000 Index Fund

--------------------------------------------------------------------------------
E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
FOOD (CONTINUED)
--------------------------------------------------------------------------------
Tootsie Roll Industries, Inc.                            3,517   $       93,313
TreeHouse Foods, Inc. (a)                                3,074           83,152
United Natural Foods, Inc. (a)                           4,216          114,759
Village Super Market, Class A                              290           15,080
Weis Markets, Inc.                                       1,144           48,837
Winn-Dixie Stores, Inc. (a)                              3,372           63,124
                                                                 ---------------
                                                                      1,991,253
FOREST PRODUCTS & PAPER - 0.4%
--------------------------------------------------------------------------------
Bowater, Inc.                                            5,538           82,627
Buckeye Technologies, Inc. (a)                           3,504           53,051
Deltic Timber Corp.                                        995           56,635
Glatfelter                                               4,385           65,073
Mercer International, Inc. (a)                           2,938           27,764
Neenah Paper Inc                                         1,366           45,201
Rock-Tenn Co.                                            3,458           99,936
Schweitzer-Mauduit International, Inc.                   1,432           33,366
Wausau Paper Corp.                                       4,099           45,704
Xerium Technologies, Inc.                                1,829            9,877
                                                                 ---------------
                                                                        519,234
GAS - 0.2%
--------------------------------------------------------------------------------
EnergySouth, Inc.                                          640           32,269
Laclede Group, Inc. (The)                                2,103           67,885
Nicor, Inc.                                              4,435          190,261
SEMCO Energy, Inc. (a)                                   3,276           25,848
                                                                 --------------
                                                                        316,263
HAND / MACHINE TOOLS - 0.3%
--------------------------------------------------------------------------------
Baldor Electric Co.                                      4,508          180,094
Franklin Electric Co., Inc.                              1,901           78,150
Hardinge, Inc.                                           1,024           35,666
Regal-Beloit Corp.                                       3,148          150,758
                                                                 --------------
                                                                        444,668
HEALTH CARE - 5.5%
--------------------------------------------------------------------------------
Abiomed, Inc. (a)                                        2,665           33,126
Accuray, Inc. (a)                                        1,601           27,953
Air Methods Corp. (a)                                      962           44,444
Alliance Imaging, Inc. (a)                               2,352           21,309
Amedisys, Inc. (a)                                       2,556           98,214
American Dental Partners, Inc. (a)                       1,156           32,380
American Medical Systems Holdings,
   Inc. (a)                                              7,099          120,328
AMERIGROUP Corp. (a)                                     5,198          179,227
AMN Healthcare Services, Inc. (a)                        3,199           59,917
AmSurg Corp. (a)                                         2,975           68,633
Angiodynamics, Inc. (a)                                  1,921           36,211
Apria Healthcare Group, Inc. (a)                         4,300          111,843
Arrow International, Inc.                                2,486          113,088
ArthroCare Corp. (a)                                     2,709          151,406
Aspect Medical Systems, Inc. (a)                         1,512           20,518
Assisted Living Concepts Inc.,
   Class A (a)                                           5,551           50,736
Bio-Reference Labs, Inc. (a)                               984           33,220
Bruker BioSciences Corp. (a)                             5,992           52,730
Cantel Medical Corp. (a)                                 1,062           16,578
Capital Senior Living Corp. (a)                          2,017           16,983
Centene Corp. (a)                                        4,296           92,407
Cepheid, Inc. (a)                                        5,365          122,322
Conceptus, Inc. (a)                                      2,711           51,455
CONMED Corp. (a)                                         2,787           78,008
Cutera, Inc. (a)                                         1,249           32,736
Cyberonics, Inc. (a)                                     2,105           29,344
Cynosure, Inc., Class A (a)                                700           25,830
Datascope Corp.                                          1,185           40,065
DJO, Inc. (a)                                            2,320          113,912
Emeritus Corp. (a)                                       1,189           32,222

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
HEALTH CARE (CONTINUED)
--------------------------------------------------------------------------------
ev3, Inc. (a)                                            1,530   $       25,123
Foxhollow Technologies, Inc. (a)                         1,824           48,154
Gentiva Health Services, Inc. (a)                        2,629           50,503
Haemonetics Corp. (Mass) (a)                             2,615          129,233
Hansen Medical, Inc. (a)                                   882           23,911
HEALTHSOUTH Corp. (a)                                    7,757          135,825
Healthways, Inc. (a)                                     3,453          186,358
Hologic, Inc. (a)                                        5,248          320,128
Hythiam, Inc. (a)                                        2,809           20,899
ICU Medical, Inc. (a)                                    1,191           46,151
Immucor, Inc. (a)                                        6,786          242,600
Insulet Corp. (a)                                          723           15,725
Invacare Corp.                                           2,654           62,051
Inverness Medical Innovations, Inc. (a)                  5,196          287,443
Kensey Nash Corp. (a)                                    1,072           27,990
Kindred Healthcare, Inc. (a)                             2,991           53,569
Kyphon, Inc. (a)                                         4,437          310,590
LCA-Vision, Inc.                                         1,977           58,104
LHC Group, Inc. (a)                                      1,337           28,705
Luminex Corp. (a)                                        3,304           49,824
Magellan Health Services, Inc. (a)                       3,852          156,314
Masimo Corp. (a)                                         1,334           34,230
Matria Healthcare, Inc. (a)                              1,982           51,849
Medcath Corp. (a)                                          929           25,510
Medical Action Industries, Inc. (a)                      1,278           30,237
Mentor Corp.                                             3,292          151,597
Meridian Bioscience, Inc.                                3,913          118,642
Merit Medical Systems, Inc. (a)                          2,526           32,787
Micrus Endovascular Corp. (a)                            1,383           25,267
Minrad International, Inc. (a)                           4,343           20,803
Molina Healthcare, Inc. (a)                              1,259           45,664
National Healthcare Corp.                                  643           33,044
Natus Medical, Inc. (a)                                  1,972           31,434
Nighthawk Radiology Holdings, Inc. (a)                   1,943           47,623
NuVasive, Inc. (a)                                       3,361          120,761
NxStage Medical, Inc. (a)                                1,862           26,980
Oakley, Inc.                                             2,394           69,498
Odyssey HealthCare, Inc. (a)                             3,114           29,926
OraSure Technologies, Inc. (a)                           4,258           42,793
Orthofix International NV (a)                            1,610           78,842
Palomar Medical Technologies, Inc. (a)                   1,701           48,462
PolyMedica Corp.                                         2,241          117,697
PSS World Medical, Inc. (a)                              6,620          126,641
Psychiatric Solutions, Inc. (a)                          5,348          210,069
Quidel Corp. (a)                                         2,647           51,775
Radiation Therapy Services, Inc. (a)                     1,139           23,714
RehabCare Group, Inc. (a)                                1,604           28,214
Res-Care, Inc. (a)                                       2,246           51,299
Sirona Dental Systems, Inc. (a)                          1,544           55,075
Skilled Healthcare Group, Inc.,
   Class A (a)                                           2,065           32,524
Sonic Innovations, Inc. (a)                              2,432           22,301
SonoSite, Inc. (a)                                       1,592           48,588
Spectranetics Corp. (a)                                  2,838           38,256
Stereotaxis, Inc. (a)                                    2,412           33,262
STERIS Corp.                                             6,420          175,459
Sun Healthcare Group, Inc. (a)                           4,182           69,881
Sunrise Senior Living, Inc. (a)                          4,404          155,770
SurModics, Inc. (a)                                      1,478           72,437
Symmetry Medical, Inc. (a)                               3,254           54,342
Thoratec Corp. (a)                                       5,241          108,436
TomoTherapy, Inc. (a)                                    1,083           25,158
Ventana Medical Systems, Inc. (a)                        2,613          224,483
Visicu, Inc. (a)                                         1,415           10,726
Vital Images, Inc. (a)                                   1,639           31,993

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------
                                       14        E*TRADE Russell 2000 Index Fund

--------------------------------------------------------------------------------
E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
HEALTH CARE (CONTINUED)
--------------------------------------------------------------------------------
Vital Signs, Inc.                                          998   $       52,036
Volcano Corp. (a)                                        2,185           35,921
West Pharmaceutical Services, Inc.                       3,250          135,395
Wright Medical Group, Inc. (a)                           3,343           89,659
Zoll Medical Corp. (a)                                   1,985           51,451
                                                                 ---------------
                                                                      7,384,856
HOLDING COMPANIES - 0.3%
--------------------------------------------------------------------------------
Aldabra 2 Acquisition Corp. (a)                          4,032           37,054
Alternative Asset Management
   Acquisition Corp. (a)                                 4,032           35,562
Energy Infrastructure Acquisition
   Corp. (a)                                             2,174           21,370
Freedom Acquisition Holdings, Inc. (a)                   4,870           54,787
Information Services Group, Inc. (a)                     3,242           24,801
Marathon Acquisition Corp. (a)                           3,686           29,083
NTR Acquisition Co. (a)                                  2,462           23,340
Star Maritime Acquisition Corp. (a)                      1,750           24,518
Triarc Cos., Inc.                                        6,204           77,612
Walter Industries, Inc.                                  5,129          137,970
                                                                 ---------------
                                                                        466,097
HOME BUILDERS - 0.4%
--------------------------------------------------------------------------------
Amrep Corp.                                                158            4,234
Beazer Homes USA, Inc.                                   3,852           31,779
Brookfield Homes Corp.                                   1,041           19,311
Champion Enterprises, Inc. (a)                           7,475           82,075
Fleetwood Enterprises, Inc. (a)                          6,028           51,539
Hovnanian Enterprises, Inc., Class A (a)                 3,452           38,283
M/I Homes, Inc.                                          1,116           15,501
Meritage Homes Corp. (a)                                 2,418           34,142
Monaco Coach Corp.                                       2,760           38,723
Palm Harbor Homes, Inc. (a)                                891           11,120
Skyline Corp.                                              644           19,371
Standard-Pacific Corp.                                   6,378           35,334
WCI Communities, Inc. (a)                                2,847           17,054
Williams Scotsman International, Inc. (a)                2,941           81,495
Winnebago Industries                                     3,112           74,315
                                                                 ---------------
                                                                        554,276
HOME FURNISHINGS - 0.5%
--------------------------------------------------------------------------------
American Woodmark Corp.                                  1,089           26,996
Audiovox Corp. (a)                                       1,535           15,795
DTS, Inc. (a)                                            1,718           52,176
Ethan Allen Interiors, Inc.                              2,607           85,223
Furniture Brands International, Inc.                     4,763           48,297
Hooker Furniture Corp.                                   1,097           21,962
Kimball International, Inc.                              2,333           26,549
La-Z-Boy, Inc.                                           4,737           34,959
Sealy Corp.                                              4,123           57,887
Tempur-Pedic International, Inc.                         8,176          292,292
Universal Electonics, Inc. (a)                           1,420           46,150
                                                                 ---------------
                                                                        708,286
HOUSEHOLD PRODUCTS / WARE - 0.7%
--------------------------------------------------------------------------------
American Greetings Corp., Class A                        5,457          144,065
Blyth, Inc.                                              2,344           47,935
Central Garden & Pet Co., Class A (a)                    6,880           61,782
CSS Industries, Inc.                                       722           25,970
Ennis, Inc.                                              2,359           51,992
Fossil, Inc. (a)                                         4,299          160,611
Helen of Troy, Ltd. (a)                                  2,984           57,621
Libbey Inc.                                              1,327           23,249
Lifetime Brands, Inc.                                    1,064           21,589
National Presto Industries, Inc.                           440           23,320
Playtex Products, Inc. (a)                               5,552          101,491
Prestige Brands Holdings, Inc. (a)                       3,087           33,895
Russ Berrie & Co., Inc. (a)                              1,533           25,754

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS / WARE (CONTINUED)
--------------------------------------------------------------------------------
Spectrum Brands, Inc. (a)                                3,426   $       19,871
Standard Register Co. (The)                              1,686           21,429
Tupperware Brands Corp.                                  6,055          190,672
                                                                 ---------------
                                                                      1,011,246
INSURANCE - 3.3%
--------------------------------------------------------------------------------
ACA Capital Holdings Inc. (a)                              755            4,598
Alfa Corp.                                               3,075           55,903
American Equity Investment Life
   Holding Co.                                           5,242           55,827
American Physicians Capital Inc.                           920           35,843
Amerisafe Inc. (a)                                       1,733           28,664
AmTrust Financial Services, Inc.                         2,420           36,711
Argo Group International Holdings,
   Ltd. (a)                                              2,858          124,352
Aspen Insurance Holdings, Ltd.                           8,683          242,343
Assured Guaranty Ltd.                                    6,678          181,441
Baldwin & Lyons, Inc., Class B                             764           20,865
CastlePoint Holdings Ltd.                                  730            8,395
Citizens, Inc. (a)                                       3,189           24,396
CNA Surety Corp. (a)                                     1,483           26,145
Commerce Group, Inc.                                     5,249          154,688
Crawford & Co., Class B (a)                              2,165           13,510
Darwin Professional Underwriters,
   Inc. (a)                                                708           15,293
Delphi Financial Group, Inc., Class A                    4,278          172,917
Donegal Group, Inc., Class A                             1,227           19,853
eHealth, Inc. (a)                                        1,144           31,689
EMC Insurance Group, Inc.                                  549           14,269
Employers Holdings, Inc.                                 5,273          108,677
Enstar Group Ltd. (a)                                      689           87,331
FBL Financial Group, Inc., Class A                       1,327           52,403
First Acceptance Corp. (a)                               1,552            7,838
First Mercury Financial Corp. (a)                        1,139           24,500
Flagstone Reinsurance Holdings Ltd.                      1,266           16,825
Fpic Insurance Group, Inc. (a)                             897           38,616
Great American Financial Resources,
   Inc.                                                    833           20,425
Greenlight Capital Re., Ltd. (a)                         1,044           21,172
Hallmark Financial Services (a)                            423            5,943
Harleysville Group, Inc.                                 1,440           46,051
Hilb, Rogal & Hamilton Co.                               3,622          156,941
Horace Mann Educators Corp.                              4,255           83,866
Independence Holding Co.                                   582           11,861
Infinity Property & Casualty Corp.                       1,910           76,820
IPC Holdings, Ltd.                                       5,889          169,898
James River Group, Inc.                                    537           17,399
Kansas City Life Insurance Co.                             428           18,866
LandAmerica Financial Group, Inc.                        1,685           65,681
Max Capital Group Ltd.                                   5,941          166,586
Meadowbrook Insurance Group, Inc. (a)                    3,121           28,120
Midland Co. (The)                                          909           49,959
Montpelier Re Holdings Ltd.                             10,017          177,301
National Interstate Corp.                                  488           15,026
National Western Life Insurance Co.,
   Class A                                                 208           53,240
Navigators Group, Inc. (a)                               1,278           69,331
NYMAGIC, Inc.                                              547           15,212
Odyssey Re Holdings Corp.                                2,790          103,537
Platinum Underwriters Holdings, Ltd.                     5,896          212,020
PMA Capital Corp., Class A (a)                           2,991           28,415
Presidential Life Corp.                                  1,991           33,767
Primus Guaranty, Ltd. (a)                                4,152           43,679
ProAssurance Corp. (a)                                   3,284          176,909
RAM Holdings Ltd. (a)                                    1,771           16,470
RLI Corp.                                                2,074          117,637

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------
                                       15        E*TRADE Russell 2000 Index Fund

--------------------------------------------------------------------------------
E*TRADE  Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
INSURANCE (CONTINUED)
--------------------------------------------------------------------------------
Safety Insurance Group, Inc.                             1,496   $       53,766
Scottish Re Group Ltd. (a)                               6,270           20,001
SeaBright Insurance Holdings, Inc. (a)                   1,918           32,740
Security Capital Assurance Ltd.                          2,197           50,179
Selective Insurance Group                                5,404          114,997
State Auto Financial Corp.                               1,330           38,903
Stewart Information Services Corp.                       1,586           54,352
Tower Group, Inc.                                        1,838           48,119
Triad Guaranty, Inc. (a)                                 1,088           20,639
United America Indemnity, Ltd., Class A (a)              2,274           48,914
United Fire & Casualty Co.                               2,133           83,379
Universal American Financial Corp. (a)                   3,820           87,134
Validus Holdings Ltd. (a)                                1,539           37,305
Zenith National Insurance Corp.                          3,649          163,804
                                                                 ---------------
                                                                      4,460,256

INTERNET COMPANIES - 2.5%
--------------------------------------------------------------------------------
1-800-Flowers.Com, Inc. (a)                              2,325           26,947
Ariba, Inc. (a)                                          7,632           82,273
AsiaInfo Holdings, Inc. (a)                              2,921           26,464
Authorize.Net Holdings Inc (a)                           2,659           46,878
Blue Coat Systems, Inc. (a)                              1,355          106,720
Blue Nile, Inc. (a)                                      1,306          122,921
Chordiant Software, Inc. (a)                             2,942           40,776
CMGI, Inc. (a)                                          47,998           65,277
CNET Networks, Inc. (a)                                 14,898          110,990
Cogent Communications Group, Inc. (a)                    4,922          114,880
comScore Inc. (a)                                          582           15,714
Cybersource Corp. (a)                                    2,831           33,094
DealerTrack Holdings, Inc. (a)                           3,289          137,743
Digital River, Inc. (a)                                  4,074          182,312
EarthLink, Inc. (a)                                     12,149           96,220
eResearch Technology, Inc. (a)                           3,611           41,129
Global Sources, Ltd. (a)                                 1,448           32,102
iBasis, Inc. (a)                                         3,059           32,884
Imergent, Inc.                                           1,136           25,480
Infospace, Inc.                                          3,049           53,540
Internap Network Services Corp. (a)                      4,764           67,506
Internet Capital Group, Inc. (a)                         3,564           42,768
Interwoven, Inc. (a)                                     4,019           57,190
Ipass, Inc. (a)                                          4,654           19,547
Keynote Systems, Inc. (a)                                1,446           19,854
Lionbridge Technologies, Inc. (a)                        5,537           22,093
Liquidity Services, Inc. (a)                               978           10,748
LoopNet, Inc. (a)                                        2,500           51,350
Mercadolibre Inc. (a)                                    1,566           57,363
NetFlix, Inc. (a)                                        4,573           94,753
NIC, Inc.                                                3,550           24,637
On2 Technologies, Inc. (a)                              10,408           12,073
Online Resources Corp. (a)                               2,412           30,488
Openwave Systems, Inc.                                   7,631           33,424
Orbitz Worldwide, Inc. (a)                               3,310           37,370
Overstock.Com, Inc. (a)                                  1,518           43,718
Priceline.com, Inc. (a)                                  3,690          327,488
Safeguard Scientifics, Inc. (a)                         11,148           25,529
Sapient Corp. (a)                                        7,517           50,439
Shutterfly, Inc. (a)                                     1,346           42,951
Sohu.com, Inc. (a)                                       2,675          100,874
Sourcefire, Inc. (a)                                       610            5,539
Tech Target (a)                                            709           11,982
Terremark Worldwide, Inc. (a)                            4,932           35,362
TheStreet.com, Inc.                                      1,735           21,011
TIBCO Software, Inc. (a)                                20,541          151,798
Travelzoo, Inc. (a)                                        693           15,904
Trizetto Group (a)                                       4,457           78,042

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
INTERNET COMPANIES (CONTINUED)
--------------------------------------------------------------------------------
United Online, Inc.                                      6,574   $       98,676
Valueclick, Inc. (a)                                     9,835          220,894
Vasco Data Security International, Inc. (a)              2,548           89,970
Vocus, Inc. (a)                                          1,195           34,942
Websense, Inc. (a)                                       4,430           87,404
                                                                 ---------------
                                                                      3,418,031

INVESTMENT COMPANIES - 0.1%
--------------------------------------------------------------------------------
Ampal-American Israel Corp. (a)                          1,611            9,054
BlackRock Kelso Capital Corp.                              971           14,079
Compass Diversified Trust                                2,052           32,955
FTD Group, Inc.                                          1,764           26,248
Hercules Technology Growth Capital, Inc.                 3,152           41,827
Kohlberg Capital Corp.                                   1,353           20,376
NexCen Brands, Inc. (a)                                  3,876           26,047
Prospect Capital Corp.                                   1,936           32,951
                                                                 ---------------
                                                                        203,537

IRON / STEEL - 0.3%
--------------------------------------------------------------------------------
Claymont Steel Holdings, Inc. (a)                          871           17,638
Gibraltar Industries, Inc.                               2,288           42,328
Olympic Steel, Inc.                                        791           21,484
Ryerson, Inc.                                            2,612           88,129
Schnitzer Steel Industries, Inc.                         2,155          157,940
Universal Stainless & Alloy Products,
   Inc. (a)                                                612           24,351
Wheeling-Pittsburgh Corp. (a)                            1,191           22,986
                                                                 ---------------
                                                                        374,856

LEISURE TIME - 0.5%
--------------------------------------------------------------------------------
Ambassadors Group, Inc.                                  1,449           55,207
Ambassadors International, Inc.                            823           20,188
Arctic Cat, Inc.                                         1,191           19,485
Callaway Golf Co.                                        7,108          113,799
Life Time Fitness, Inc. (a)                              3,127          191,810
Marine Products Corp.                                    1,140            9,667
Nautilus, Inc.                                           2,909           23,185
Polaris Industries, Inc.                                 3,523          153,673
Town Sports International Holdings, Inc. (a)             1,498           22,785
WMS Industries, Inc. (a)                                 4,004          132,532
                                                                 ---------------
                                                                        742,331

LODGING - 0.4%
--------------------------------------------------------------------------------
Ameristar Casinos, Inc.                                  2,490           69,969
Gaylord Entertainment Co. (a)                            4,035          214,743
Lodgian, Inc. (a)                                        1,728           20,390
Marcus Corp.                                             1,951           37,459
Monarch Casino & Resort, Inc. (a)                        1,107           31,494
Morgans Hotel Group Co. (a)                              2,151           46,784
MTR Gaming Group, Inc. (a)                               1,890           18,012
Riviera Holdings Corp. (a)                                 937           26,283
Trump Entertainment Resorts, Inc. (a)                    2,867           18,492
                                                                 ---------------
                                                                        483,626

MACHINERY - 1.6%
--------------------------------------------------------------------------------
Albany International Corp., Class A                      2,889          108,309
Altra Holdings, Inc. (a)                                 1,002           16,703
Applied Industrial Technologies, Inc.                    4,243          130,812
Astec Industries, Inc. (a)                               1,853          106,455
Briggs & Stratton Corp.                                  4,872          122,677
Bucyrus International, Inc., Class A                     3,683          268,601
Cascade Corp.                                            1,163           75,793
Chart Industries, Inc. (a)                               1,325           42,612
Cognex Corp.                                             4,358           77,398
Flow International Corp. (a)                             3,436           30,306

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------
                                       16        E*TRADE Russell 2000 Index Fund

--------------------------------------------------------------------------------
E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
MACHINERY (CONTINUED)
--------------------------------------------------------------------------------
Gehl Co.  (a)                                              991   $       22,129
Gerber Scientific, Inc. (a)                              2,094           22,720
Gorman-Rupp Co. (The)                                    1,059           35,116
Hurco Cos., Inc. (a)                                       514           27,787
Intermec, Inc. (a)                                       5,969          155,910
Intevac, Inc. (a)                                        2,052           31,190
iRobot Corp. (a)                                         1,416           28,150
Kadant, Inc. (a)                                         1,261           35,308
Lindsay Corp.                                            1,069           46,801
Middleby Corp. (a)                                       1,332           85,967
NACCO Industries, Inc., Class A                            573           59,294
Nordson Corp.                                            3,318          166,597
Robbins & Myers, Inc.                                    1,371           78,545
Sauer-Danfoss, Inc.                                        956           25,506
Tecumseh Products Co. (a)                                1,541           29,664
Tennant Co.                                              1,639           79,819
TurboChef Technologies, Inc. (a)                         1,813           23,932
Twin Disc, Inc.                                            421           24,502
Wabtec Corp.                                             4,797          179,696
                                                                 ---------------
                                                                      2,138,299

MANUFACTURERS - 0.5%
--------------------------------------------------------------------------------
Aptargroup, Inc.                                         6,819          258,235
AZZ, Inc. (a)                                            1,074           37,547
EnPro Industries, Inc. (a)                               2,113           85,788
Federal Signal Corp.                                     4,668           71,700
Freightcar America, Inc.                                 1,130           43,166
Lancaster Colony Corp.                                   2,212           84,432
LSB Industries, Inc. (a)                                 1,512           35,759
Park-Ohio Holdings Corp. (a)                               739           19,177
Polypore International, Inc. (a)                         1,460           20,528
Tredegar Corp.                                           2,899           50,008
                                                                 ---------------
                                                                        706,340

MANUFACTURING - 0.6%
--------------------------------------------------------------------------------
Acuity Brands, Inc.                                      4,279          216,004
American Railcar Industries, Inc.                          903           19,884
Blount International, Inc. (a)                           3,509           39,862
ESCO Technologies, Inc. (a)                              2,556           84,962
GenTek, Inc. (a)                                           798           24,004
Hexcel Corp. (a)                                         9,292          211,021
Koppers Holdings, Inc.                                   1,707           65,907
Lamson & Sessions Co. (a)                                1,356           36,558
Reddy Ice Holdings, Inc.                                 2,011           53,030
Smith & Wesson Holding Corp. (a)                         2,888           55,132
Standex International Corp.                              1,147           23,720
Sturm, Ruger & Co., Inc. (a)                             2,087           37,378
                                                                 ---------------
                                                                        867,462

MEDIA - 1.3%
--------------------------------------------------------------------------------
Acacia Research - Acacia
   Technologies (a)                                      2,583           37,918
Belo Corp., Class A                                      8,341          144,800
Charter Communications, Inc. (a)                        40,261          103,873
Citadel Broadcasting Corp.                              17,948           74,664
CKX, Inc. (a)                                            3,490           42,962
Courier Corp.                                              929           32,710
Cox Radio, Inc. (a)                                      3,066           40,011
Crown Media Holdings, Inc. (a)                           1,295            9,311
Cumulus Media, Inc., Class A (a)                         2,618           26,756
DG FastChannel, Inc. (a)                                 1,452           34,238
Dolan Media (a)                                          1,085           26,365
Emmis Communications Corp.                               3,053           15,082
Entercom Communications Corp.                            3,018           58,338
Entravision Communication Corp. (a)                      6,543           60,326
Fisher Communications, Inc. (a)                            575           28,675
GateHouse Media, Inc.                                    2,175           27,731

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
MEDIA (CONTINUED)
--------------------------------------------------------------------------------
Gemstar - TV Guide International, Inc. (a)              24,669   $      171,696
Gray Television, Inc.                                    3,978           33,773
Journal Communications, Inc.                             4,343           41,172
Lee Enterprises, Inc.                                    4,536           70,626
Lin TV Corp., Class A (a)                                2,561           33,319
LodgeNet Entertainment Corp. (a)                         2,095           53,129
Martha Stewart Living Omnimedia, Class A                 2,471           28,787
Media General Inc., Class A                              2,178           59,917
Mediacom Communications Corp. (a)                        5,001           35,257
Nexstar Broadcasting Group, Inc.,
   Class A (a)                                             979           10,270
Playboy Enterprises, Inc., Class B (a)                   1,975           21,212
PRIMEDIA, Inc.                                           4,065           57,073
Radio One, Inc., Class D (a)                             7,055           26,315
Salem Communications Corp., Class A                        922            7,376
Scholastic Corp. (a)                                     2,992          104,301
Sinclair Broadcast Group, Inc., Class A                  4,845           58,334
Spanish Broadcasting System, Inc.,
   Class A (a)                                           4,135           10,668
Sun-Times Media Group, Inc. (a)                          6,126           13,906
TiVo, Inc. (a)                                           8,989           57,080
Value Line, Inc.                                           119            5,863
Westwood One, Inc.                                       6,545           17,999
World Wrestling Entertainment, Inc.                      1,986           29,949
                                                                 ---------------
                                                                      1,711,782

METAL FABRICATE / HARDWARE - 0.9%
--------------------------------------------------------------------------------
AM Castle & Co.                                          1,371           44,695
Ampco-Pittsburgh Corp.                                     679           26,739
CIRCOR International, Inc.                               1,593           72,338
Dynamic Materials Corp.                                  1,178           56,414
Haynes International, Inc. (a)                           1,147           97,919
Kaydon Corp.                                             2,786          144,844
Ladish Co., Inc. (a)                                     1,370           76,008
Lawson Products                                            375           13,054
LB Foster Co. (a)                                          964           41,895
Mueller Water Products, Inc.                            11,307          140,094
Northwest Pipe Co. (a)                                     823           31,126
RBC Bearings, Inc. (a)                                   1,999           76,662
Sun Hydraulics Corp.                                     1,027           32,659
TriMas Corp. (a)                                         1,235           16,388
Valmont Industries, Inc.                                 1,832          155,445
Worthington Industries, Inc.                             6,806          160,349
                                                                 ---------------
                                                                      1,186,629

METALS - DIVERSIFIED - 0.6%
--------------------------------------------------------------------------------
Ameron International Corp.                                 854           90,327
Griffon Corp. (a)                                        2,750           41,525
Gulf Island Fabrication, Inc.                              988           37,929
Matthews International Corp., Class A                    3,112          136,306
Mueller Industries, Inc.                                 3,649          131,875
Quanex Corp.                                             3,654          171,665
RTI International Metals, Inc. (a)                       2,272          180,079
                                                                 ---------------
                                                                        789,706
MINING - 0.9%
--------------------------------------------------------------------------------
AMCOL International Corp.                                2,498           82,659
Apex Silver Mines Ltd. (a)                               5,777          112,363
Brush Engineered Materials, Inc. (a)                     1,977          102,586
Century Aluminum Co. (a)                                 2,847          149,894
Coeur d'Alene Mines Corp. (a)                           27,436          103,982
Compass Minerals International, Inc.                     3,169          107,873
Hecla Mining Co. (a)                                    11,848          106,040
Horsehead Holding Corp. (a)                                545           12,219
Idaho General Mines, Inc. (a)                            4,477           29,727

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------
                                       17        E*TRADE Russell 2000 Index Fund

--------------------------------------------------------------------------------
E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
MINING (CONTINUED)
--------------------------------------------------------------------------------
Kaiser Aluminum Corp.                                    1,487   $      104,938
Royal Gold, Inc.                                         2,263           74,113
Stillwater Mining Co. (a)                                3,855           39,668
Uranium Resources, Inc. (a)                              4,812           45,185
US Gold Corp. (a)                                        5,018           31,463
USEC, Inc. (a)                                           8,612           88,273
                                                                 ---------------
                                                                      1,190,983

OFFICE / BUSINESS EQUIPMENT - 0.3%
--------------------------------------------------------------------------------
Compx International, Inc.                                  100            1,958
Herman Miller, Inc.                                      6,255          169,761
IKON Office Solutions, Inc.                             10,594          136,133
Knoll, Inc.                                              4,895           86,837
                                                                 ---------------
                                                                        394,689

OIL & GAS - 0.5%
--------------------------------------------------------------------------------
Arena Resources, Inc. (a)                                1,483           97,136
Complete Production Services, Inc. (a)                   4,210           86,221
Delek US Holdings, Inc.                                  1,084           27,187
Geoglobal Resources, Inc. (a)                            2,779           10,004
GeoMet, Inc. (a)                                         1,667            8,485
GMX Resources, Inc. (a)                                  1,063           34,197
Gulfport Energy Corp. (a)                                1,821           43,085
Mariner Energy, Inc. (a)                                 8,584          177,775
Oilsands Quest Inc. (a)                                 12,185           53,979
Rex Energy Corp. (a)                                       935            7,527
Sulphco, Inc. (a)                                        4,091           36,001
TXCO Resources, Inc. (a)                                 3,108           27,848
Vaalco Energy, Inc. (a)                                  5,344           24,422
Venoco Inc. (a)                                          1,182           20,271
                                                                 ---------------
                                                                        654,138

OIL & GAS PRODUCERS - 2.3%
--------------------------------------------------------------------------------
APCO Argentina, Inc.                                       210           22,138
ATP Oil & Gas Corp. (a)                                  2,103           98,904
Atwood Oceanics, Inc. (a)                                2,701          206,789
Berry Petroleum Co., Class A                             3,892          154,084
Bois D'ARC Energy, Inc. (a)                              1,772           33,969
BPZ Energy, Inc. (a)                                     5,033           39,257
Carrizo Oil & Gas, Inc. (a)                              2,375          106,543
Clayton Williams Energy, Inc. (a)                          470           15,510
Concho Resources Inc. (a)                                2,245           33,249
Contango Oil & Gas Co. (a)                               1,209           43,766
Encore Acquisition Co. (a)                               5,234          165,656
Energy Partners, Ltd. (a)                                2,605           38,241
FX Energy, Inc. (a)                                      3,292           24,525
Goodrich Petroleum Corp. (a)                             1,510           47,867
Grey Wolf, Inc. (a)                                     18,213          119,295
Harvest Natural Resources, Inc. (a)                      3,446           41,145
McMoRan Exploration Co. (a)                              2,798           37,633
Meridian Resources Corp. (The) (a)                       8,065           20,001
New Jersey Resources Corp.                               2,758          136,769
Northwest Natural Gas Co.                                2,658          121,471
Parallel Petroleum Corp. (a)                             3,714           63,101
Parker Drilling Co. (a)                                 10,997           89,296
Penn Virginia Corp.                                      3,703          162,858
Petrohawk Energy Corp. (a)                              16,708          274,345
Petroleum Development Corp. (a)                          1,410           62,534
Petroquest Energy, Inc. (a)                              3,829           41,085
Pioneer Drilling Co. (a)                                 4,576           55,736
RPC, Inc.                                                3,023           42,957
South Jersey Industries, Inc.                            2,903          101,024
Southwest Gas Corp.                                      4,153          117,488
Stone Energy Corp. (a)                                   2,761          110,468
Swift Energy Co. (a)                                     2,945          120,509
Toreador Resources Corp. (a)                             1,451           17,165
W-H Energy Services, Inc. (a)                            2,997          221,029

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
OIL & GAS PRODUCERS (CONTINUED)
--------------------------------------------------------------------------------
Warren Resources, Inc. (a)                               5,666   $       71,052
WD-40 Co.                                                1,641           56,024
                                                                 ---------------
                                                                      3,113,483

OIL & GAS SERVICES - 2.9%
--------------------------------------------------------------------------------
Allis-Chalmers Energy, Inc. (a)                          2,316           43,865
Alon USA Energy, Inc.                                    1,195           40,367
Aquila, Inc. (a)                                        36,914          148,025
Atlas America, Inc.                                      2,251          116,219
Basic Energy Services, Inc. (a)                          4,025           84,606
Bill Barrett Corp. (a)                                   3,041          119,846
Brigham Exploration Co. (a)                              4,219           25,019
Bronco Drilling Co., Inc. (a)                            2,399           35,505
Cal Dive International, Inc. (a)                         2,060           30,900
Callon Petroleum Co. (a)                                 1,884           26,225
CARBO Ceramics, Inc.                                     1,998          101,359
Comstock Resources, Inc. (a)                             4,375          134,925
Crosstex Energy, Inc.                                    3,632          137,689
Dawson Geophysical Co. (a)                                 711           55,110
Delta Petroleum Corp. (a)                                6,471          116,154
Dril-Quip, Inc. (a)                                      2,625          129,544
Edge Petroleum Corp. (a)                                 2,624           33,692
EXCO Resources, Inc. (a)                                 6,073          100,447
Exterran Holdings Inc. (a)                               5,875          471,997
Flotek Industries, Inc. (a)                              1,769           78,101
Geokinetics, Inc. (a)                                      630           14,711
Hercules Offshore, Inc. (a)                              8,009          209,115
Horizon Offshore, Inc. (a)                               3,013           49,715
Hornbeck Offshore Services, Inc. (a)                     2,264           83,089
ION Geophysical Corp. (a)                                7,004           96,865
Lufkin Industries, Inc.                                  1,482           81,540
Markwest Hydrocarbon, Inc.                                 579           33,657
Matrix Service Co. (a)                                   2,545           53,318
NATCO Group, Inc. (a)                                    1,694           87,664
Newpark Resources, Inc. (a)                              8,291           44,440
Oil States International, Inc. (a)                       4,851          234,303
Piedmont Natural Gas Co., Inc.                           7,349          184,386
Rosetta Resources, Inc. (a)                              5,002           91,737
Superior Offshore International, Inc. (a)                  937           10,541
Superior Well Services, Inc. (a)                         1,445           32,845
T-3 Energy Services, Inc. (a)                              596           25,413
Trico Marine Services, Inc. (a)                          1,096           32,661
Union Drilling, Inc. (a)                                 1,193           17,394
WGL Holdings Inc.                                        4,849          164,333
Whiting Petroleum Corp. (a)                              4,095          182,023
Willbros Group, Inc. (a)                                 2,833           96,322
                                                                 ---------------
                                                                      3,855,667

PACKAGING & CONTAINERS - 0.3%
--------------------------------------------------------------------------------
AEP Industries, Inc. (a)                                   601           25,446
Chesapeake Corp.                                         1,838           15,550
Graphic Packaging Corp. (a)                              6,337           28,643
Greif Inc., Class A                                      3,270          198,424
Silgan Holdings, Inc.                                    2,443          131,311
                                                                 ---------------
                                                                        399,374

PHARMACEUTICALS - 3.8%
--------------------------------------------------------------------------------
Abaxis, Inc. (a)                                         1,962           44,047
Acadia Pharmaceuticals, Inc. (a)                         2,861           43,058
Adams Respiratory Therapeutics, Inc. (a)                 3,509          135,237
Akorn, Inc. (a)                                          5,077           38,027
Alexza Pharmaceuticals, Inc. (a)                         1,871           16,203
Align Technology, Inc. (a)                               5,830          147,674
Alkermes, Inc. (a)                                       9,907          182,289
Allos Therapeutics, Inc. (a)                             3,852           18,297
Allscripts Healthcare Solutions, Inc.  (a)               5,453          147,395

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------
                                       18        E*TRADE Russell 2000 Index Fund

--------------------------------------------------------------------------------
E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS (CONTINUED)
--------------------------------------------------------------------------------
Alnylam Pharmaceuticals, Inc. (a)                        3,144   $      103,029
Alpharma, Inc., Class A                                  4,271           91,229
Altus Pharmaceuticals, Inc. (a)                          1,957           20,529
Amicus Therapeutics, Inc. (a)                              461            7,703
Animal Health International, Inc. (a)                    1,182           13,156
Array Biopharma, Inc. (a)                                4,334           48,671
Auxilium Pharmaceuticals, Inc. (a)                       3,044           64,168
Beijing Med-Pharm Corp. (a)                              2,594           30,220
Bentley Pharmaceuticals, Inc. (a)                        1,823           22,751
Biodel Inc. (a)                                            461            7,855
Bioenvision, Inc. (a)                                    5,075           26,796
BioMarin Pharmaceuticals, Inc. (a)                       9,438          235,006
Bionovo, Inc. (a)                                        4,386           16,886
Bradley Pharmaceuticals, Inc. (a)                        1,173           21,349
Cadence Pharmaceuticals, Inc. (a)                        1,490           20,860
Caraco Pharm Labs, Inc. (a)                                904           13,786
Cell Genesys, Inc. (a)                                   7,087           27,072
Cubist Pharmaceuticals, Inc. (a)                         5,452          115,201
CV Therapeutics, Inc. (a)                                5,475           49,165
Cypress Bioscience, Inc. (a)                             3,603           49,325
CytRx Corp. (a)                                          8,006           27,701
Dendreon Corp. (a)                                       7,727           59,421
Discovery Laboratories, Inc. (a)                         7,801           20,985
Durect Corp. (a)                                         6,400           35,072
Emergent Biosolutions, Inc. (a)                            442            3,925
Geron Corp. (a)                                          6,720           49,190
HealthExtras, Inc. (a)                                   3,046           84,770
I-Flow Corp. (a)                                         1,891           35,154
Idenix Pharmaceuticals, Inc. (a)                         2,290            6,618
Indevus Pharmaceuticals, Inc. (a)                        5,621           38,841
Isis Pharmaceuticals, Inc. (a)                           8,038          120,329
Javelin Pharmaceuticals, Inc. (a)                        3,920           19,678
Jazz Pharmaceuticals, Inc. (a)                             583            6,530
KV Pharmaceuticals Co. (a)                               3,484           99,642
Ligand Pharmaceuticals, Inc., Class B                    8,316           44,407
Mannatech, Inc.                                          1,519           12,304
Mannkind Corp. (a)                                       3,845           37,220
Medarex, Inc. (a)                                       12,408          175,697
Medicines Co. (The) (a)                                  5,096           90,760
Medicis Pharmaceutical Corp., Class A                    5,501          167,836
MGI Pharma, Inc. (a)                                     7,859          218,323
Nabi Biopharmaceuticals (a)                              5,567           22,602
Nastech Pharmaceutical Co., Inc. (a)                     2,398           31,917
Neurocrine Biosciences, Inc. (a)                         3,503           35,030
Neurogen Corp. (a)                                       2,918           12,956
Noven Pharmaceuticals, Inc. (a)                          2,238           35,651
Obagi Medical Products, Inc. (a)                           535            9,881
Onyx Pharmaceuticals, Inc. (a)                           5,327          231,831
OSI Pharmaceuticals, Inc. (a)                            5,680          193,063
Osiris Therapeutics, Inc. (a)                            1,177           15,160
Pain Therapeutics, Inc. (a)                              3,298           30,836
Par Pharmaceutical Cos., Inc. (a)                        3,540           65,702
Penwest Pharmaceuticals Co. (a)                          2,118           23,319
Perrigo Co.                                              7,571          161,641
PetMed Express, Inc. (a)                                 1,970           27,600
PharMerica Corp. (a)                                     2,634           39,299
Pharmion Corp. (a)                                       2,563          118,257
Poniard Pharmaceuticals, Inc. (a)                        2,144           12,156
POZEN, Inc. (a)                                          2,326           25,726
Progenics Pharmaceuticals, Inc. (a)                      2,487           54,988
Rigel Pharmaceuticals, Inc. (a)                          2,928           27,611
Salix Pharmaceuticals Ltd. (a)                           4,349           54,015
Santarus, Inc. (a)                                       4,690           12,428
Sciele Pharma, Inc. (a)                                  3,474           90,393
Sirtris Pharmaceuticals Inc. (a)                           558            9,531

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS (CONTINUED)
--------------------------------------------------------------------------------
Somaxon Pharmaceuticals, Inc. (a)                          936   $        9,519
Sucampo Pharmaceuticals, Inc., Class A (a)                 420            4,515
Synta Pharmaceuticals Corp. (a)                            461            3,043
Synutra International, Inc. (a)                            420           12,537
Tiens Biotech Group USA, Inc. (a)                          300            1,005
Trubion Pharmaceuticals, Inc. (a)                          800            9,704
United Therapeutics, Inc. (a)                            2,047         1 36,207
USANA Health Sciences, Inc. (a)                            777           33,994
Valeant Pharmaceuticals International (a)                9,362          144,924
Vanda Pharmaceuticals Inc. (a)                           2,451           34,093
ViroPharma, Inc. (a)                                     6,876           61,196
Vivus, Inc. (a)                                          5,382           26,695
XenoPort Inc. (a)                                        2,123           99,887
Zymogenetics, Inc. (a)                                   3,545           46,262
                                                                 ---------------
                                                                      5,076,561

REAL ESTATE - 0.2%
--------------------------------------------------------------------------------
Avatar Holdings, Inc. (a)                                  527           26,313
Consolidated - Tomoka Land Co.                             554           37,234
Grubb & Ellis Co. (a)                                    1,457           13,550
HFF, Inc., Class A (a)                                   1,648           19,562
Hilltop Holdings, Inc. (a)                               4,374           51,351
Meruelo Maddux Properties, Inc. (a)                      4,217           24,922
Stratus Properties, Inc. (a)                               456           16,111
Tarragon Corp. (a)                                       1,253            3,283
Thomas Properties Group, Inc.                            2,189           26,268
                                                                 ---------------
                                                                        218,594

REAL ESTATE INVESTMENT TRUST (REIT) - 5.9%
--------------------------------------------------------------------------------
Acadia Realty Trust                                      3,165           85,866
Agree Realty Corp.                                         728           22,816
Alesco Financial, Inc.                                   5,937           29,210
Alexander's, Inc. (a)                                      197           75,944
Alexandria Real Estate Equities, Inc.                    2,903          279,443
American Campus Communities, Inc.                        2,256           66,078
American Financial Realty Trust                         12,834          103,314
Anthracite Capital, Inc.                                 6,244           56,820
Anworth Mortgage Asset Corp.                             4,206           22,670
Arbor Realty Trust, Inc.                                 1,317           24,878
Ashford Hospitality Trust, Inc.                         10,436          104,882
Associated Estates Realty Corp.                          1,450           18,908
BioMed Realty Trust, Inc.                                6,448          155,397
BRT Realty Trust                                           647           11,219
Capital Lease Fundng, Inc.                               4,012           41,123
Capital Trust, Inc. (New York)                           1,258           44,659
CBRE Realty Finance Inc.                                 2,688           15,859
Cedar Shopping Centers, Inc.                             4,206           57,286
Corporate Office Properties Trust SBI MD                 3,844          160,026
Cousins Properties, Inc.                                 3,993          117,234
Crystal River Capital, Inc.                              2,305           38,747
DCT Industrial Trust, Inc.                              16,592          173,718
Deerfield Triarc Capital Corp.                           4,770           43,169
DiamondRock Hospitality Co.                              9,313          162,139
Digital Realty Trust, Inc.                               5,250          206,797
EastGroup Properties, Inc.                               2,339          105,863
Education Realty Trust, Inc.                             2,724           36,774
Entertainment Properties Trust                           2,625          133,350
Equity Inns, Inc.                                        5,423          122,451
Equity Lifestyle Properties, Inc.                        1,983          102,719
Equity One, Inc.                                         3,585           97,512
Extra Space Storage, Inc.                                6,342           97,603
FelCor Lodging Trust, Inc.                               6,146          122,490
First Industrial Realty Trust, Inc.                      4,471          173,788

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------
                                       19        E*TRADE Russell 2000 Index Fund

--------------------------------------------------------------------------------
E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST (REIT) (CONTINUED)
--------------------------------------------------------------------------------
First Potomac Realty Trust                               2,232   $       48,658
Franklin Street Properties Corp.                         5,863          101,137
Getty Realty Corp.                                       1,598           43,466
Glimcher Realty Trust                                    3,656           85,916
GMH Communities Trust                                    2,898           22,460
Gramercy Capital Corp (New York)                         1,764           44,400
Healthcare Realty Trust, Inc.                            4,711          125,595
Hersha Hospitality Trust                                 3,760           37,224
Highwoods Properties, Inc.                               5,603          205,462
Home Properties, Inc.                                    3,275          170,889
IMPAC Mortgage Holdings, Inc.                            7,194           11,079
Inland Real Estate Corp.                                 5,723           88,649
Investors Real Estate Trust                              4,550           49,140
JER Investors Trust, Inc.                                2,386           29,706
Kite Realty Group Trust                                  1,923           36,152
LaSalle Hotel Properties                                 3,951          166,248
Lexington Corporate Properties Trust                     6,519          130,445
LTC Properties, Inc.                                     2,208           52,263
Luminent Mortgage Capital, Inc.                          4,318            7,211
Maguire Properties, Inc.                                 3,690           95,313
Medical Properties Trust, Inc.                           4,572           60,899
MFA Mortgage Investments, Inc.                           7,485           60,030
Mid-America Apartment Communities, Inc.                  2,507          124,974
Mission West Properties Inc.                             1,811           22,004
National Health Investors, Inc.                          2,267           70,073
National Retail Properties, Inc.                         6,574          160,274
Nationwide Health Properties, Inc.                       8,792          264,903
Newcastle Investment Corp.                               4,091           72,083
NorthStar Realty Finance Corp.                           5,735           56,949
NovaStar Financial, Inc.                                   874            7,752
Omega Healthcare Investors, Inc.                         6,624          102,871
Parkway Properties, Inc./MD                              1,481           65,371
Pennsylvania Real Estate Investment Trust                3,166          123,284
Post Properties, Inc.                                    4,299          166,371
Potlatch Corp.                                           3,844          173,095
PS Business Parks, Inc.                                  1,567           89,084
Quadra Realty Trust, Inc.                                1,670           15,915
RAIT Financial Trust                                     6,237           51,331
Ramco-Gershenson Properties                              1,713           53,514
Realty Income Corp.                                      9,953          278,186
Redwood Trust, Inc.                                      2,080           69,098
Republic Property Trust                                  2,416           35,443
Resource Capital Corp.                                   2,030           22,858
Saul Centers, Inc.                                         988           50,882
Senior Housing Properties Trust                          8,241          181,796
Sovran Self Storage, Inc.                                2,028           92,964
Strategic Hotels & Resorts, Inc.                         7,325          150,822
Sun Communities, Inc.                                    1,476           44,398
Sunstone Hotel Investors, Inc.                           6,153          157,763
Tanger Factory Outlet Centers                            3,082          125,098
U-Store-It Trust                                         4,272           56,390
Universal Health Realty Income Trust                     1,087           38,621
Urstadt Biddle Properties, Inc., Class A                 1,958           30,290
Washington Real Estate Investment Trust                  4,437          147,220
Winthrop Realty Trust                                    4,664           31,389
                                                                 ---------------
                                                                      7,916,160

RETAIL - 5.5%
--------------------------------------------------------------------------------
99 Cents Only Stores (a)                                 4,323           44,397
AC Moore Arts & Crafts, Inc. (a)                         1,865           29,392
Aeropostale, Inc. (a)                                    7,636          145,542
AFC Enterprises (a)                                      2,706           40,725
Applebees International, Inc.                            7,354          182,968

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
RETAIL (CONTINUED)
--------------------------------------------------------------------------------
Asbury Automotive Group, Inc.                            2,362   $       46,791
Bebe Stores, Inc.                                        2,309           33,781
Benihana, Inc., Class A (a)                              1,213           20,997
Big 5 Sporting Goods Corp.                               2,092           39,120
BJ's Restaurants, Inc. (a)                               1,656           34,859
Blockbuster, Inc. (a)                                   18,920          101,600
Bob Evans Farms, Inc.                                    3,525          106,385
Bon-Ton Stores, Inc. (The)                                 944           21,448
Books-A-Million, Inc.                                    1,314           17,384
Borders Group, Inc.                                      5,770           76,914
Brown Shoe Co., Inc.                                     4,335           84,099
Buckle, Inc. (The)                                       1,294           49,094
Buffalo Wild Wings, Inc. (a)                             1,413           53,298
Build-A-Bear Workshop, Inc. (a)                          1,365           24,242
Cabela's, Inc. (a)                                       3,829           90,556
Cache, Inc. (a)                                          1,135           20,260
California Pizza Kitchen, Inc. (a)                       2,681           47,105
Carrols Restaurant Group, Inc. (a)                       1,001           11,211
Casey's General Stores, Inc.                             4,977          137,863
Cash America International, Inc.                         2,925          109,980
Casual Male Retail Group, Inc. (a)                       3,330           29,837
Cato Corp. (The) Class A                                 2,755           56,312
CBRL Group, Inc.                                         2,427           99,022
CEC Entertainment, Inc. (a)                              2,819           75,747
Charlotte Russe Holding, Inc. (a)                        2,335           34,184
Charming Shoppes, Inc. (a)                              12,191          102,404
Children's Place Retail Stores, Inc.
   (The) (a)                                             2,216           53,804
Chipolte Mexican Grill, Inc. (a)                         3,193          341,651
Christopher & Banks Corp.                                3,338           40,457
Citi Trends, Inc. (a)                                    1,278           27,809
CKE Restaurants, Inc.                                    5,572           90,322
Collective Brands, Inc. (a)                              6,431          141,868
Conn's, Inc. (a)                                         1,123           26,828
CSK Auto Corp. (a)                                       4,330           46,115
DEB Shops, Inc.                                            462           12,423
Denny's Corp. (a)                                        8,992           35,968
Domino's Pizza, Inc.                                     4,267           70,790
Dress Barn, Inc. (a)                                     4,634           78,824
DSW, Inc., Class A (a)                                   1,494           37,604
Eddie Bauer Holdings, Inc. (a)                           2,808           24,149
Ezcorp, Inc. (a)                                         3,351           45,071
Finish Line                                              3,920           17,013
First Cash Financial Services, Inc. (a)                  2,422           56,723
Fred's, Inc.                                             3,695           38,908
Gander Mountain Co. (a)                                    470            2,543
Genesco, Inc. (a)                                        2,242          103,423
Group 1 Automotive, Inc.                                 2,392           80,299
Guitar Center, Inc. (a)                                  2,910          172,563
Haverty Furniture Cos., Inc.                             1,827           16,023
hhgregg, Inc. (a)                                          913            9,587
Hibbett Sports, Inc. (a)                                 3,114           77,227
HOT Topic, Inc. (a)                                      4,080           30,437
Ihop Corp.                                               1,717          108,738
Insight Enterprises, Inc. (a)                            4,763          122,933
J Crew Group, Inc. (a)                                   3,837          159,235
Jack in the Box, Inc. (a)                                3,084          199,967
Jamba, Inc. (a)                                          4,797           33,723
Jo-Ann Stores, Inc. (a)                                  2,458           51,864
JOS A. Bank Clothiers, Inc. (a)                          1,667           55,711
Kenneth Cole Productions, Inc., Class A                    867           16,794
Krispy Kreme Doughnuts, Inc. (a)                         5,962           23,848
Landry's Restaurants, Inc.                               1,458           38,579
Lithia Motors, Inc., Class A                             1,463           24,959

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------
                                       20       E*TRADE Russell 2000 Index Fund

--------------------------------------------------------------------------------
E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
RETAIL (CONTINUED)
--------------------------------------------------------------------------------
Longs Drug Stores Corp.                                  3,246   $      161,229
Lululemon Athletica, Inc. (a)                            1,775           74,603
MarineMax, Inc. (a)                                      1,529           22,262
McCormick & Schmick's Seafood
   Restaurants, Inc. (a)                                 1,350           25,421
Men's Wearhouse, Inc.                                    5,340          269,777
Morton's Restaurant Group, Inc. (a)                        928           14,755
Movado Group, Inc.                                       1,586           50,625
New York & Co., Inc. (a)                                 1,984           12,102
Nu Skin Enterprises, Inc.                                4,955           80,073
O'Charleys, Inc.                                         2,257           34,216
Pacific Sunwear of California (a)                        6,917          102,372
Pantry, Inc. (The) (a)                                   2,254           57,770
Papa John's International, Inc. (a)                      1,983           48,465
PC Connection, Inc. (a)                                    857           10,713
PEP Boys-Manny Moe & Jack                                3,879           54,422
PF Chang's China Bistro, Inc. (a)                        2,540           75,184
Pier 1 Imports, Inc. (a)                                 8,231           38,933
Pricesmart, Inc.                                         1,234           29,122
Rare Hospitality International, Inc. (a)                 3,029          115,435
Red Robin Gourmet Burgers, Inc. (a)                      1,622           69,584
Regis Corp.                                              4,364          139,255
Retail Ventures, Inc. (a)                                2,550           26,546
Ruby Tuesday, Inc.                                       5,350           98,119
Rush Enterprises, Inc., Class A (a)                      2,155           54,629
Ruth's Chris Steak House (a)                             1,753           24,980
Sally Beauty Holdings, Inc. (a)                          9,220           77,909
School Specialty, Inc. (a)                               2,062           71,407
Select Comfort Corp. (a)                                 4,546           63,417
Sonic Automotive, Inc.                                   3,053           73,089
Sonic Corp. (a)                                          6,576          153,878
Stage Stores, Inc.                                       4,276           77,951
Steak N Shake Co. (The) (a)                              2,751           41,293
Stein Mart, Inc.                                         2,431           18,500
Syms Corp.                                                 604            9,066
Systemax, Inc.                                             895           18,294
Talbots, Inc.                                            2,199           39,582
Texas Roadhouse, Inc. (a)                                4,857           56,827
Tuesday Morning Corp.                                    2,766           24,866
Tween Brands, Inc. (a)                                   3,022           99,242
Under Armour, Inc., Class A (a)                          2,439          145,901
West Marine, Inc. (a)                                    1,354           15,639
Wet Seal, Inc., (The) Class A (a)                        7,777           30,097
Zale Corp. (a)                                           4,824          111,627
Zumiez, Inc. (a)                                         1,680           74,542
                                                                 ---------------
                                                                      7,376,016

SEMICONDUCTORS - 3.1%
--------------------------------------------------------------------------------
Advanced Analogic Technologies, Inc. (a)                 3,411           36,293
AMIS Holdings, Inc. (a)                                  6,585           63,940
Amkor Technology, Inc. (a)                              10,305          118,714
Anadigics, Inc. (a)                                      5,731          103,617
Applied Micro Circuits Corp. (a)                        27,582           87,159
Asyst Technologies, Inc. (a)                             4,494           23,773
AuthenTec, Inc. (a)                                        755            7,550
Axcelis Technologies, Inc (a)                            9,374           47,901
Brooks Automation, Inc. (a)                              6,854           97,601
Cabot Microelectronics Corp. (a)                         2,344          100,206
Cavium Networks, Inc. (a)                                  622           20,215
Cirrus Logic, Inc. (a)                                   8,130           52,032
Cohu, Inc.                                               2,096           39,300
Conexant Systems, Inc. (a)                              45,234           54,281
Credence Systems Corp. (a)                               9,764           30,171
DSP Group, Inc. (a)                                      2,627           41,586
Emulex Corp. (a)                                         8,408          161,181

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS (CONTINUED)
--------------------------------------------------------------------------------
Entegris, Inc. (a)                                      11,277   $       97,884
Exar Corp. (a)                                           4,466           58,326
Formfactor, Inc. (a)                                     4,706          208,805
Genesis Microchip, Inc. (a)                              3,291           25,802
Hittite Microwave Corp. (a)                              1,594           70,375
IPG Photonics Corp. (a)                                    926           18,205
IXYS Corp. (a)                                           2,524           26,325
Kulicke & Soffa Industries, Inc. (a)                     5,332           45,215
Lattice Semiconductor Corp. (a)                         10,584           47,522
LTX Corp. (a)                                            5,725           20,438
Mattson Technology, Inc. (a)                             4,858           42,022
Micrel, Inc.                                             5,122           55,318
Microsemi Corp. (a)                                      7,514          209,490
MIPS Technologies, Inc. (a)                              4,035           31,877
MKS Instruments, Inc. (a)                                4,984           94,796
Monolithic Power Systems, Inc. (a)                       2,187           55,550
Netlogic Microsystems, Inc. (a)                          1,556           56,187
OmniVision Technologies, Inc. (a)                        5,411          122,992
ON Semiconductor Corp. (a)                              23,913          300,347
Pericom Semiconductor Corp. (a)                          2,442           28,620
Photronics, Inc. (a)                                     3,854           43,974
PLX Technology, Inc. (a)                                 2,643           28,544
PMC-Sierra, Inc. (a)                                    21,050          176,610
Rudolph Technologies, Inc. (a)                           2,682           37,092
Semitool, Inc. (a)                                       2,039           19,778
Semtech Corp. (a)                                        6,124          125,420
Silicon Image, Inc. (a)                                  8,093           41,679
SiRF Technology Holdings, Inc. (a)                       5,218          111,404
Skyworks Solutions, Inc. (a)                            15,752          142,398
Spansion, Inc., Class A (a)                              8,863           74,892
Standard Microsystems Corp. (a)                          2,167           83,256
Supertex, Inc. (a)                                       1,051           41,914
Syntax-Brillian Corp. (a)                                5,289           21,526
Techwell, Inc. (a)                                       1,379           14,645
Tessera Technologies, Inc. (a)                           4,721          177,038
TriQuint Semiconductor, Inc. (a)                        12,830           62,995
Ultra Clean Holdings, Inc. (a)                           1,750           25,725
Ultratech, Inc. (a)                                      2,218           30,742
Veeco Instruments, Inc. (a)                              2,859           55,408
Volterra Semiconductor Corp. (a)                         1,962           24,093
Zoran Corp. (a)                                          4,886           98,697
                                                                 ---------------
                                                                      4,139,446

SOFTWARE - 3.2%
--------------------------------------------------------------------------------
ACI Worldwide, Inc. (a)                                  3,661           81,823
Advent Software, Inc. (a)                                1,691           79,426
American Reprographics Co. (a)                           2,931           54,868
Ansys, Inc. (a)                                          7,638          260,990
Aspen Technology, Inc. (a)                               8,678          124,269
Avid Technology, Inc. (a)                                4,068          110,161
Avocent Corp. (a)                                        4,971          144,756
Blackbaud, Inc.                                          4,330          109,289
Blackboard, Inc. (a)                                     2,814          128,994
BladeLogic, Inc. (a)                                       564           14,461
Borland Software Corp. (a)                               6,704           29,162
Commvault Systems, Inc. (a)                              3,272           60,597
Computer Programs & Systems, Inc.                          867           22,854
Concur Technologies, Inc. (a)                            3,719          117,223
CSG Systems International, Inc. (a)                      4,274           90,822
Double-Take Software, Inc. (a)                             820           15,670
Eclipsys Corp. (a)                                       4,500          104,940
Epicor Software Corp. (a)                                5,724           78,819
EPIQ Systems, Inc. (a)                                   2,390           44,980
FalconStor Software, Inc. (a)                            2,951           35,560
Glu Mobile Inc. (a)                                        682            6,186
Guidance Software Inc. (a)                                 302            3,826

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------
                                       21       E*TRADE Russell 2000 Index Fund

--------------------------------------------------------------------------------
E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
SOFTWARE (CONTINUED)
--------------------------------------------------------------------------------
Informatica Corp. (a)                                    8,621   $      135,350
Innerworkings, Inc. (a)                                  2,149           37,027
InPhonic, Inc. (a)                                       2,214            6,089
Interactive Intelligence, Inc. (a)                       1,201           22,819
INVESTools, Inc. (a)                                     4,823           58,310
JDA Software Group, Inc. (a)                             2,367           48,902
Lawson Software, Inc. (a)                               12,018          120,300
ManTech International Corp. (a)                          1,901           68,398
MicroStrategy, Inc., Class A (a)                           942           74,738
Midway Games, Inc. (a)                                   2,132            9,296
MSC.Software Corp. (a)                                   4,046           55,107
Nuance Communications, Inc. (a)                         12,981          250,663
Omnicell, Inc. (a)                                       3,275           93,468
Omniture, Inc. (a)                                       3,148           95,447
OpenTV Corp., Class A (a)                                8,639           12,786
Packeteer, Inc. (a)                                      3,393           25,787
Parametric Technology Corp. (a)                         11,316          197,125
PDF Solutions, Inc. (a)                                  1,953           19,296
Pegasystems, Inc.                                        1,331           15,839
Progress Software Corp. (a)                              4,041          122,442
PROS Holdings, Inc. (a)                                    763            9,209
Quality Systems, Inc.                                    1,603           58,718
Renaissance Learning, Inc.                                 728            8,802
Schawk, Inc.                                             1,434           32,365
SeaChange International, Inc. (a)                        2,716           18,795
Solera Holdings Inc. (a)                                 2,421           43,554
SourceForge Inc. (a)                                     6,095           14,933
SPSS, Inc. (a)                                           1,791           73,682
Sybase, Inc. (a)                                         8,997          208,101
Synchronoss Technologies, Inc. (a)                       1,794           75,456
SYNNEX Corp. (a)                                         1,502           30,881
Take-Two Interactive Software, Inc. (a)                  7,184          122,703
Taleo Corp., Class A (a)                                 1,523           38,699
THQ, Inc. (a)                                            6,592          164,668
Trident Microsystems, Inc. (a)                           5,625           89,381
Unica Corp. (a)                                            904           10,152
Visual Sciences, Inc. (a)                                1,881           27,162
Wind River Systems, Inc. (a)                             7,354           86,557
                                                                 ---------------
                                                                      4,302,683

TELECOMMUNICATIONS - 3.4%
--------------------------------------------------------------------------------
3Com Corp. (a)                                          38,341          189,405
Acme Packet, Inc. (a)                                    2,036           31,395
Adaptec, Inc. (a)                                       11,145           42,574
ADTRAN, Inc.                                             5,802          133,620
Airvana, Inc. (a)                                          828            5,009
Alaska Communications Systems Group, Inc.                3,965           57,294
Anaren, Inc. (a)                                         1,594           22,475
Anixter International, Inc. (a)                          3,042          250,813
Aruba Networks, Inc. (a)                                   734           14,680
Atheros Communications, Inc. (a)                         5,445          163,187
Atlantic Tele-Network, Inc.                                868           31,552
BigBand Networks, Inc. (a)                               1,137            7,277
C-COR, Inc. (a)                                          4,690           53,888
Cbeyond, Inc. (a)                                        2,010           81,988
Centennial Communications Corp. (a)                      2,116           21,414
Comtech Telecommunications Corp. (a)                     2,281          122,011
Consolidated Communications Holdings, Inc.               1,819           35,671
CPI International, Inc. (a)                                655           12,452
Ditech Networks, Inc. (a)                                3,057           16,110
Dobson Communications Corp., Class A (a)                14,399          184,163
EMS Technologies, Inc. (a)                               1,406           34,489
Fairpoint Communications, Inc.                           3,249           61,276

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
TELECOMMUNICATIONS (CONTINUED)
--------------------------------------------------------------------------------
FiberTower Corp. (a)                                     9,493   $       36,453
Finisar Corp. (a)                                       26,393           73,900
Foundry Networks, Inc. (a)                              14,353          255,053
General Communication, Inc., Class A (a)                 4,945           60,032
GeoEye, Inc. (a)                                         1,614           41,560
Global Crossing Ltd. (a)                                 2,226           46,924
Globalstar Inc. (a)                                      1,762           12,915
Golden Telecom, Inc.                                     1,549          124,679
Harris Stratex Networks, Inc., Class A (a)               2,348           41,020
Hughes Communications Inc. (a)                             592           30,695
Hungarian Telephone and Cable Corp. (a)                    331            6,507
ICO Global Communications Holdings Ltd. (a)              9,485           33,008
IDT Corp., Class B                                       4,565           38,209
Infinera Corp. (a)                                       1,574           31,716
InterDigital, Inc. (a)                                   4,621           96,024
Iowa Telecommunications Services, Inc.                   2,924           58,041
iPCS, Inc.                                               1,567           53,889
Knology, Inc. (a)                                        2,401           40,169
Loral Space & Communications, Inc. (a)                   1,056           41,976
MasTec, Inc. (a)                                         3,932           55,323
MRV Communications, Inc. (a)                            12,213           30,288
Network Equipment Technologies, Inc. (a)                 2,431           35,250
Nextwave Wireless, Inc. (a)                              2,500           14,300
North Pittsburg Systems, Inc.                            1,392           33,074
Novatel Wireless, Inc. (a)                               2,997           67,882
Oplink Communications, Inc. (a)                          2,054           28,058
OpNext, Inc. (a)                                         1,721           19,964
Optium Corp. (a)                                         1,129           11,719
Orbcomm, Inc. (a)                                        2,419           18,215
PAETEC Holding Corp. (a)                                 7,266           90,607
Plantronics, Inc.                                        4,735          135,184
Polycom, Inc. (a)                                        9,033          242,626
Powerwave Technologies, Inc. (a)                        12,836           79,070
Preformed Line Products Co.                                228           11,861
Premiere Global Services, Inc. (a)                       6,014           76,077
RCN Corp. (a)                                            2,846           35,006
Rural Cellular Corp., Class A (a)                        1,124           48,894
SAVVIS, Inc. (a)                                         2,706          104,939
Sirenza Microdevices, Inc. (a)                           3,626           62,694
Sonus Networks, Inc. (a)                                24,877          151,750
Switch & Data Facilities Co. (a)                         1,268           20,656
Syniverse Holdings, Inc. (a)                             2,517           40,020
Tekelec (a)                                              6,002           72,624
Time Warner Telecom, Inc., Class A (a)                  14,093          309,623
USA Mobility, Inc.                                       2,128           35,899
UTStarcom, Inc. (a)                                      9,795           35,850
Veraz Networks, Inc. (a)                                   835            5,862
Vonage Holdings Corp. (a)                                5,963            6,142
                                                                 ---------------
                                                                      4,574,970

TELECOMMUNICATIONS EQUIPMENT - 0.6%
--------------------------------------------------------------------------------
Andrew Corp. (a)                                        15,342          212,487
Arris Group, Inc. (a)                                   10,740          132,639
Avanex Corp. (a)                                        17,936           29,415
Harmonic, Inc. (a)                                       7,728           81,994
Ixia (a)                                                 4,190           36,537
NTELOS Holdings Corp.                                    2,702           79,601
RF Micro Devices, Inc. (a)                              19,134          128,772
ShoreTel, Inc. (a)                                         884           12,659
Sycamore Networks, Inc. (a)                             17,949           73,052

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------
                                       22       E*TRADE Russell 2000 Index Fund

--------------------------------------------------------------------------------
E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS
September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT (CONTINUED)
--------------------------------------------------------------------------------
Symmetricom, Inc. (a)                                    4,263   $       20,036
Viasat, Inc. (a)                                         2,285           70,446
                                                                 ---------------
                                                                        877,638

TELEPHONE  - 0.1%
--------------------------------------------------------------------------------
Cincinnati Bell, Inc. (a)                               24,400          120,536
Shenandoah Telecom Co.                                   2,145           46,675
SureWest Communications                                  1,357           33,939
                                                                 ---------------
                                                                        201,150

TEXTILES - 0.3%
--------------------------------------------------------------------------------
G&K Services, Inc., Class A                              2,120           85,224
Interface, Inc., Class A                                 5,390           97,289
Kellwood Co.                                             2,396           40,852
Shoe Carnival, Inc. (a)                                    871           13,744
Steven Madden, Ltd.                                      1,890           35,816
Unifirst Corp. (MA)                                      1,320           49,447
Wolverine World Wide, Inc.                               5,365          147,001
                                                                 ---------------
                                                                        469,373

TOBACCO - 0.1%
--------------------------------------------------------------------------------
Universal Corp., Richmond, VA                            2,662          130,305
Vector Group, Ltd.                                       3,025           67,799
                                                                 ---------------
                                                                        198,104

TOYS / GAMES / HOBBIES - 0.2%
--------------------------------------------------------------------------------
Jakks Pacific, Inc. (a)                                  2,741           73,212
Leapfrog Enterprises, Inc. (a)                           3,156           26,037
Marvel Entertainment, Inc. (a)                           5,339          125,146
Multimedia Games, Inc. (a)                               2,252           19,187
RC2 Corp. (a)                                            2,086           57,762
Topps Co., Inc. (The)                                    3,200           31,008
                                                                 ---------------
                                                                        332,352

TRANSPORTATION - 1.6%
--------------------------------------------------------------------------------
Abx Air, Inc. (a)                                        5,695           40,321
American Commercial Lines, Inc (a)                       5,295          125,650
Arkansas Best Corp.                                      2,221           72,538
Arlington Tankers Ltd.                                   1,223           30,123
Atlas Air Worldwide Holdings, Inc. (a)                   1,299           67,067
Bristow Group, Inc. (a)                                  1,993           87,114
Celadon Group, Inc. (a)                                  2,242           26,388
Double Hull Tankers, Inc.                                1,959           29,170
Dynamex, Inc. (a)                                        1,028           26,337
Eagle Bulk Shipping Inc.                                 4,550          117,117
Forward Air Corp.                                        2,972           88,506
Genco Shipping & Trading Ltd.                            1,729          113,301
General Maritime Corp.                                   2,787           77,785
Genesee & Wyoming, Inc., Class A (a)                     3,664          105,670
Golar LNG Ltd.                                           3,396           75,799
Greenbrier Cos., Inc.                                    1,474           39,371
GulfMark Offshore, Inc. (a)                              2,253          109,631
Heartland Express, Inc.                                  5,711           81,553
Horizon Lines, Inc., Class A                             3,313          101,146
HUB Group, Inc., Class A (a)                             3,820          114,715
Knight Transportation, Inc.                              5,635           96,978
Knightsbridge Tankers Ltd.                               1,577           42,421
Marten Transport, Ltd. (a)                               1,419           21,867
Nordic American Tanker Shipping, Ltd.                    2,919          114,542
Old Dominion Freight Line (a)                            2,923           70,064
Pacer International, Inc.                                3,366           64,122
Patriot Transportation Holding, Inc. (a)                   138           13,571
PHI, Inc. (a)                                            1,272           38,338
Saia, Inc. (a)                                           1,359           22,464
Ship Finance International Ltd.                          3,103           81,516
TBS International Ltd., Class A (a)                        447           18,439
Ultrapetrol Bahamas, Ltd. (a)                            1,481           24,599
Universal Truckload Services, Inc. (a)                     527           11,573

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
TRANSPORTATION (CONTINUED)
--------------------------------------------------------------------------------
Werner Enterprises, Inc.                                 4,582   $       78,581
                                                                 ---------------
                                                                      2,228,377

TRUCKING & LEASING - 0.1%
--------------------------------------------------------------------------------
Amerco, Inc. (a)                                         1,002           63,587
TAL International Group, Inc.                            1,497           37,530
                                                                 ---------------
                                                                        101,117

WATER  - 0.2%
--------------------------------------------------------------------------------
American States Water Co.                                1,661           64,779
California Water Service Group                           1,905           73,323
Consolidated Water Co., Ltd.                             1,398           41,968
Pico Holdings, Inc. (a)                                  1,405           58,378
SJW Corp.                                                1,423           48,581
Southwest Water Co.                                      2,103           26,561
                                                                 ---------------
                                                                        313,590

TOTAL COMMON STOCKS
(COST $119,984,686)                                                 132,739,431
CLOSED-END FUND - 0.0%
--------------------------------------------------------------------------------
Kayne Anderson Energy Development Fund                     973           24,792
Patriot Capital Funding, Inc.                            1,777           23,759
                                                                 ---------------
TOTAL CLOSED-END FUND
(COST $48,605)                                                           48,551
BUSINESS DEVELOPMENT COMPANY -  0.0%
--------------------------------------------------------------------------------
PennantPark Investment Corp.                             1,947           26,090
                                                                 ---------------
TOTAL BUSINESS DEVELOPMENT COMPANY
(COST $26,129)                                                           26,090
RIGHTS - 0.0%
--------------------------------------------------------------------------------
Exide Technologies Rts Expires: 09/28/07 (a)             5,598               --
                                                                 ---------------
TOTAL RIGHTS
(COST $--)                                                                   --

                                                    SHARES/
                                                    PRINCIPAL
                                                    AMOUNT                VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.9%
--------------------------------------------------------------------------------
BlackRock Liquidity Funds TempCash Portfolio         3,629,614        3,629,614
U.S. Treasury Bill 4.78(b),  01/31/2008 (c)         $  250,000          246,791
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(COST $3,875,590)                                                     3,876,405
                                                                 ---------------
TOTAL INVESTMENTS - 101.1%
   (COST $123,935,010)                                              136,690,477
LIABILITIES IN EXCESS OF CASH & OTHER
   ASSETS - (1.1%)                                                   (1,491,093)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                        $  135,199,384
                                                                 ===============

(a)        Non-income producing.

(b)        Yield to Maturity.

(c) Security with an aggregate market value of $246,791 was segregated to cover margin requirements for the following open futures contracts as of September 30, 2007:

                                                  NOTIONAL
NUMBER OF        FUTURES           EXPIRATION     CONTRACT       NET UNREALIZED
CONTRACTS         INDEX               DATE         VALUE          APPRECIATION
--------------------------------------------------------------------------------
    6      Russell 2000 Futures    12/21/2007    $2,439,600      $       84,789

(d) At September 30, 2007, the cost of investments for Federal income tax purposes is $123,935,010. Unrealized appreciation (depreciation) is as follows:

           Gross Unrealized Appreciation                         $   24,502,565
           Gross Unrealized Depreciation                            (11,747,098)
                                                                 ---------------
           Net Unrealized Appreciation/Depreciation              $   12,755,467
                                                                 ===============

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------
                                       23        E*TRADE Russell 2000 Index Fund

--------------------------------------------------------------------------------
E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS
September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                     % OF TOTAL
INDUSTRY                                          MARKET VALUE       NET ASSETS
--------------------------------------------------------------------------------
BANKS                                           $   10,505,855             7.8%
COMMERCIAL SERVICES                                  8,905,296             6.6%
REAL ESTATE INVESTMENT TRUST (REIT)                  7,916,160             5.9%
HEALTH CARE                                          7,384,856             5.5%
RETAIL                                               7,376,016             5.5%
PHARMACEUTICALS                                      5,076,561             3.8%
TELECOMMUNICATIONS                                   4,574,970             3.4%
INSURANCE                                            4,460,256             3.3%
ELECTRONICS                                          4,389,572             3.2%
SOFTWARE                                             4,302,683             3.2%
SEMICONDUCTORS                                       4,139,446             3.1%
OIL & GAS SERVICES                                   3,855,667             2.9%
COMPUTERS                                            3,610,650             2.7%
INTERNET COMPANIES                                   3,418,031             2.5%
CHEMICALS                                            3,193,741             2.4%
BIOTECHNOLOGY                                        3,191,476             2.4%
DIVERSIFED FINANCIAL SERVICES                        3,189,494             2.4%
OIL & GAS PRODUCERS                                  3,113,483             2.3%
TRANSPORTATION                                       2,228,377             1.6%
ELECTRIC                                             2,205,533             1.6%
MACHINERY                                            2,138,299             1.6%
FOOD                                                 1,991,253             1.5%
MEDIA                                                1,711,782             1.3%
AEROSPACE/DEFENSE                                    1,634,648             1.2%
ENTERTAINMENT                                        1,474,945             1.1%
AUTO PARTS & EQUIPMENT                               1,437,702             1.1%
APPAREL                                              1,358,251             1.0%
BUILDING MATERIALS                                   1,248,656             0.9%
ENGINEERING & CONTRUCTION                            1,219,845             0.9%
MINING                                               1,190,983             0.9%
METAL FABRICATE / HARDWARE                           1,186,629             0.9%
ELECTRICAL COMPONENTS & EQUIPMENT                    1,142,822             0.8%
DISTRIBUTION / WHOLESALE                             1,106,928             0.8%
HOUSEHOLD PRODUCTS / WARE                            1,011,246             0.7%
ENVIRONMENTAL CONTROL                                  960,461             0.7%
TELECOMMUNICATIONS EQUIPMENT                           877,638             0.6%
MANUFACTURING                                          867,462             0.6%
COMPUTERS, PERIPHERAL & SOFTWARE                       791,626             0.6%
METALS - DIVERSIFIED                                   789,706             0.6%
LEISURE TIME                                           742,331             0.5%
HOME FURNISHINGS                                       708,286             0.5%
MANUFACTURERS                                          706,340             0.5%
AIRLINES                                               670,026             0.5%
OIL & GAS                                              654,138             0.5%
HOME BUILDERS                                          554,276             0.4%
FOREST PRODUCTS & PAPER                                519,234             0.4%
LODGING                                                483,626             0.4%
TEXTILES                                               469,373             0.3%
HOLDING COMPANIES                                      466,097             0.3%
AUTO MANUFACTURERS                                     465,975             0.3%
HAND / MACHINE TOOLS                                   444,668             0.3%
PACKAGING & CONTAINERS                                 399,374             0.3%
OFFICE / BUSINESS EQUIPMENT                            394,689             0.3%
ENERGY - ALTERNATE SOURCES                             394,452             0.3%
IRON / STEEL                                           374,856             0.3%
ADVERTISING                                            366,960             0.3%
TOYS / GAMES / HOBBIES                                 332,352             0.2%
GAS                                                    316,263             0.2%
WATER                                                  313,590             0.2%
AGRICULTURE                                            225,725             0.2%
REAL ESTATE                                            218,594             0.2%
COSMETICS / PERSONAL CARE                              217,793             0.2%
BEVERAGES                                              215,480             0.2%
INVESTMENT COMPANIES                                   203,537             0.1%
COAL                                                   202,020             0.1%
TELEPHONE                                              201,150             0.1%
TOBACCO                                                198,104             0.1%
TRUCKING & LEASING                                     101,117             0.1%
CLOSED-END FUNDS                                        48,551             0.0%
BUSINESS DEVELOPMENT COMPANY                            26,090             0.0%
RIGHTS                                                      --             0.0%
SHORT-TERM INVESTMENTS AND
   OTHER ASSETS LESS LIABILITIES                     2,385,312             1.8%
                                                --------------------------------
                                                $  135,199,384           100.0%
                                                ================================

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------
                                       24        E*TRADE Russell 2000 Index Fund

--------------------------------------------------------------------------------
E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS
September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 91.2%
--------------------------------------------------------------------------------
AUSTRALIA - 6.2%
--------------------------------------------------------------------------------
ABC Learning Centres, Ltd.                               4,542   $       26,408
AGL Energy, Ltd.                                         5,530           77,664
Alinta, Ltd.                                             6,297           74,131
Alumina, Ltd. ADR                                        3,600           91,080
Amcor, Ltd. ADR                                          2,874           75,079
AMP, Ltd.                                               23,914          223,054
Ansell, Ltd.                                             1,651           18,263
APN News & Media, Ltd.                                   3,523           16,274
Aristocrat Leisure, Ltd.                                 4,474           55,034
Asciano Group (a)                                        6,858           54,439
ASX, Ltd.                                                2,179          103,646
Australia & New Zealand Banking
   Group, Ltd. ADR                                       4,705          618,307
AXA Asia Pacific Holdings, Ltd.                         11,118           76,743
Babcock & Brown, Ltd.                                    2,902           70,546
BHP Billiton, Ltd. ADR                                  22,295        1,752,387
Billabong International, Ltd.                            2,115           28,038
BlueScope Steel, Ltd.                                    9,267           88,159
Boral, Ltd.                                              7,586           48,268
Brambles Industries, Ltd.                               19,581          255,764
Brambles Industries, Ltd.                                5,293           68,153
Caltex Australia, Ltd.                                   1,722           35,872
Centro Properties Group                                 10,780           70,308
CFS Retail Property Trust                               17,593           37,210
Challenger Financial Services Group,
   Ltd.                                                  4,569           25,069
Coca-Cola Amatil, Ltd. ADR                               3,354           53,426
Cochlear, Ltd.                                             701           48,362
Coles Myer, Ltd.                                        14,479          197,323
Commonwealth Bank of Australia                          16,456          821,191
Commonwealth Property Office Fund                       18,564           27,353
Computershare, Ltd.                                      6,498           53,421
CSL, Ltd.                                                2,345          222,669
CSR, Ltd.                                               11,201           30,827
DB RREEF Trust                                          36,363           64,681
Downer EDI, Ltd.                                         3,842           21,284
Fortescue Metals Group, Ltd. (a)                         1,518           64,064
Foster's Group, Ltd. ADR                                25,871          149,501
Futuris Corp., Ltd.                                      7,396           13,941
Goodman Fielder, Ltd.                                   13,521           30,871
GPT Group                                               26,040          117,525
Harvey Norman Holdings, Ltd.                             6,751           35,607
Iluka Resources, Ltd.                                    2,971           14,513
Ing Industrial Fund                                     12,415           31,092
Insurance Australia Group, Ltd.                         22,375          103,954
John Fairfax Holdings, Ltd.                             15,219           63,569
Leighton Holdings, Ltd.                                  1,773           80,804
Lend Lease Corp., Ltd.                                   4,594           76,837
Lion Nathan, Ltd.                                        3,748           30,614
Macquarie Airports                                       8,769           33,756
Macquarie Bank, Ltd.                                     3,239          241,920
Macquarie Communications                                 5,005           26,974
Macquarie Goodman Group                                 18,111          110,749
Macquarie Infrastructure Group                          33,864           93,500
Macquarie Office Trust                                  25,319           35,065
Mirvac Group                                            12,853           61,990
Multiplex Group                                          8,011           35,517
National Australia Bank, Ltd. ADR                        4,149          729,006
Newcrest Mining, Ltd. ADR                                4,269          105,779
OneSteel, Ltd.                                           7,314           44,660
Orica, Ltd.                                              3,967          105,669
Origin Energy, Ltd.                                     11,088          101,067
Pacific Brands, Ltd.                                     6,407           17,577
Paladin Resources, Ltd. (a)                              7,110           48,700

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
AUSTRALIA (CONTINUED)
--------------------------------------------------------------------------------
PaperlinX, Ltd.                                          5,714   $       15,372
Perpetual Trustees Australia, Ltd.                         473           30,586
Publishing & Broadcasting, Ltd.                          5,698           99,336
Qantas Airways, Ltd.                                    12,406           61,261
QBE Insurance Group, Ltd.                               10,623          317,747
Rinker Group, Ltd. ADR (a)                               2,283          162,093
Rio Tinto, Ltd.                                          3,645          349,078
Santos, Ltd. ADR                                         1,908          102,173
Sonic Healthcare, Ltd.                                   3,633           50,154
Stockland                                               18,294          145,703
Suncorp-Metway, Ltd.                                    11,736          210,831
Symbion Health, Ltd.                                     8,231           30,374
TABCORP Holdings, Ltd. ADR                                 670           89,827
Tattersall's, Ltd.                                      13,719           48,198
Telstra Corp., Ltd.                                     18,965           73,174
Telstra Corp., Ltd. ADR                                  7,317          141,159
Toll Holdings, Ltd.                                      6,858           79,564
Transurban Group                                        13,229           85,464
Wesfarmers, Ltd.                                         4,835          179,706
Westfield Group NPV                                     20,506          393,784
Westpac Banking Corp. ADR                                4,721          593,902
Woodside Petroleum, Ltd. ADR                             5,952          264,414
Woolworths, Ltd.                                        15,357          403,763
WorleyParsons, Ltd.                                      1,888           70,858
Zinifex, Ltd.                                            6,211           97,396
                                                                 ---------------
                                                                     12,231,171
AUSTRIA - 0.5%
--------------------------------------------------------------------------------
Andritz AG                                                 497           34,245
Boehler-Uddeholm AG ADR                                  2,081           54,336
Bwin Interactive Entertainment (a)                         333            7,909
Erste Bank Der Oesterreichischen ADR                     4,827          183,460
Flughafenwien AG                                           134           13,805
Immoeast Immobilien Anlagen AG (a)                       3,545           38,517
Immofinanz Immobilien Anlagen AG                         5,708           71,029
Mayr-Melnhof Karton AG                                     108           11,903
Meinl European Land, Ltd. (a)                            3,827           54,426
OMV AG                                                   2,105          140,192
Raiff International Rights, Expires
   10/03/07 (a)                                            455               --
Raiffeisen International Bank Holding
   AG                                                      455           66,326
RHI AG (a)                                                 328           15,057
Telekom Austria AG ADR                                   2,392          124,846
Verbund Class A                                            983           56,506
Voestalpine AG                                           1,414          121,862
Wiener Staedtische Allgemeine
   Versicherung AG                                         402           28,013
Wienerberger AG                                            899           56,076
Wienerberger AG Rights, expires
   10/08/07 (a)                                            899               --
                                                                 ---------------
                                                                      1,078,508
BELGIUM - 1.0%
--------------------------------------------------------------------------------
AGFA-Gevaert NV                                          1,644           31,563
Barco NV                                                   144           12,371
Bekaert SA                                                 160           21,391
Belgacom SA                                              2,077           96,117
Cofinimmo                                                  109           19,231
Colruyt SA                                                 212           44,667
Compagnie Maritime Belge SA                                179           13,237
D' ieteren SA                                               35           15,579
Delhaize Group ADR                                         988           94,907
Dexia                                                    6,677          201,689
Euronav NV                                                 301            9,439
Fortis NL ADR                                           15,791          463,741

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------
                                       25       E*TRADE International Index Fund

--------------------------------------------------------------------------------
E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
BELGIUM (CONTINUED)
--------------------------------------------------------------------------------
Groupe Bruxelles Lambert SA                                939   $      113,589
Inbev NV                                                 2,339          211,427
KBC Bancassurance Holding                                2,316          317,776
Mobistar SA                                                404           35,249
Omega Pharma SA                                            242           21,166
Omega Pharma SA Rights, expires
   10/03/07 (a)                                            242               --
Solvay SA                                                  810          117,233
UCB SA                                                   1,403           82,565
Umicore                                                    315           75,081
                                                                 ---------------
                                                                      1,998,018
BERMUDA - 0.1%
--------------------------------------------------------------------------------
Frontline, Ltd.                                            668           32,647
SeaDrill, Ltd. (a)                                       3,177           71,043
                                                                 ---------------
                                                                        103,690
DENMARK - 0.8%
--------------------------------------------------------------------------------
AP Moller - Maersk A/S                                      14          191,783
Bang & Olufsen, A/S                                        133           14,971
Carlsberg A/S Class B                                      434           59,121
Coloplast A/S                                              340           32,240
Dampskibseelskabet TORM ADR                                742           30,288
Danisco A/S                                                624           48,395
Danske Bank A/S                                          5,794          234,630
DSV A/S                                                  2,570           60,433
East Asiatic Co., Ltd. A/S                                 213           15,869
FLSmidth & Co., A/S Class B                                679           72,028
GN Store Nord (a)                                        2,590           26,190
H Lundbeck A/S                                             677           18,342
Jyske Bank (a)                                             751           58,245
NKT Holding A/S                                            300           33,541
Novo-Nordisk A/S Class B ADR                             3,071          371,714
Novozymes A/S Class A                                      588           73,705
Sydbank A/S                                                804           34,898
Topdanmark A/S (a)                                         225           36,918
TrygVesta AS                                               347           27,740
Vestas Wind Systems A/S (a)                              2,362          186,117
William Demant Holding (a)                                 323           28,471
                                                                 ---------------
                                                                      1,655,639
FINLAND - 1.8%
--------------------------------------------------------------------------------
Amer Sports Oyj                                            919           21,238
Amer Sports Oyj ADR                                          1               12
Cargotec Corp. Class B                                     486           23,818
Elisa Oyj, Class A                                       1,906           59,092
Fortum Oyj                                               5,665          207,374
KCI Konecranes Oyj                                         767           30,771
Kesko, Class B                                             839           55,590
Kone Oyj                                                   973           70,779
Metso Oyj ADR                                            1,626          111,690
Neste Oil Oyj                                            1,635           59,688
Nokia Oyj ADR                                           52,234        1,981,236
Nokian Renkaat Oyj                                       1,330           51,940
OKO Bank, Class A                                        1,220           25,158
Orion Oyj, Class B                                       1,097           27,801
Outokumpu Oyj, Class A                                   1,503           53,843
Rautaruukki Oyj                                          1,072           64,778
Sampo Oyj, Class A                                       5,513          167,861
Sanoma-WSOY Oyj                                          1,052           32,630
Stora Enso Oyj ADR                                       7,409          143,290
Tietoenator Oyj                                            945           21,153
UPM-Kymmene Oyj ADR                                      6,674          160,710
Uponor Oyj                                                 700           21,672
Wartsila Corp., Class B                                    826           56,444
YIT Oyj                                                  1,617           47,924
                                                                 ---------------
                                                                      3,496,492

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
FRANCE - 8.7%
--------------------------------------------------------------------------------
Accor SA                                                 2,299   $      203,561
Aeroports de Paris                                         442           50,790
Air France-KLM ADR                                       1,546           56,877
Air Liquide SA                                           3,094          412,997
Alcatel SA ADR                                          29,456          299,862
Alstom                                                   1,323          268,246
Atos Origin SA (a)                                         879           51,003
AXA SA ADR                                              20,022          893,182
BNP Paribas ADR                                         21,418        1,168,738
Bouygues SA                                              2,776          238,808
Business Objects SA ADR (a)                              1,236           55,459
Cap Gemini SA                                            1,746          107,319
Carrefour SA                                             7,643          534,019
Casino Guichard-Perrachon SA                               555           58,045
CNP Assurances                                             568           72,466
Compagine de Saint-Gobain                                4,230          440,289
Compagnie Generale D'Optique Essilor
   International SA                                      2,516          157,438
Compagnie Generale Des
   Etablissements Michelin                               1,832          245,635
Credit Agricole SA                                       8,403          323,257
Dassault Systemes SA ADR                                   734           48,099
France Telecom SA ADR                                   21,582          721,702
Gaz de France                                            2,510          130,076
Gecina SA                                                  159           26,909
Groupe Danone ADR                                       28,284          444,076
Hermes International                                       886           99,441
Icade                                                      418           30,377
Imerys SA                                                  404           36,777
Klepierre                                                  882           50,462
L'Oreal SA                                               3,194          417,896
Lafarge SA ADR                                           7,642          295,204
Lagardere SCA                                            1,547          131,322
LVMH Moet Hennessy Louis Vuitton
   SA                                                    3,125          373,626
M6-Metropole Television                                    841           24,339
Neopost SA                                                 411           57,819
Pagesjaunes Groupe SA                                    1,600           32,789
Pernod-Ricard SA                                         1,152          250,712
Peugeot SA ADR                                           1,945          160,101
Pinault Printemps Redoute SA                               983          184,449
Publicis Groupe ADR                                      1,774           72,760
Renault SA                                               2,362          341,354
Safran SA                                                2,128           51,236
Sanofi-Aventis ADR                                      26,010        1,103,344
Schneider Electric SA                                    2,766          348,523
SCOR ADR                                                15,100           40,350
Societe BIC SA                                             347           29,668
Societe Des Autoroutes Paris                               288           30,186
Societe Generale ADR                                    23,540          787,926
Societe Television Francaise 1                           1,502           40,265
Sodexho Alliance SA ADR                                  1,217           83,942
Suez SA ADR                                             13,035          765,609
Technip-Coflexip SA ADR                                  1,282          114,315
Thales SA                                                1,131           66,124
Thomson/ex-TMM ADR                                       3,144           47,915
TotalFinaElf SA ADR                                     27,468        2,225,732
Unibail                                                    588          150,930
Valeo SA ADR                                             1,780           49,388
Vallourec                                                  608          174,663
Veolia Environnement ADR                                 3,930          338,530
Vinci SA                                                 5,081          395,910
Vivendi                                                 14,758          621,248
Zodiac SA                                                  493           35,224
                                                                 ---------------
                                                                     17,069,309

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------
                                       26       E*TRADE International Index Fund

--------------------------------------------------------------------------------
E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
GERMANY - 7.6%
--------------------------------------------------------------------------------
Adidas-Salomon AG                                        2,597   $      169,893
Allianz AG ADR                                          57,723        1,343,214
Altana AG ADR                                              895           21,498
BASF AG ADR                                              6,392          885,041
Bayer AG ADR                                             9,262          733,678
Beiersdorf AG                                            1,125           84,028
Bilfinger Berger AG                                        474           36,947
Celesio AG                                               1,085           68,295
Commerzbank AG ADR                                       7,963          322,412
Continental AG ADR                                       1,674          231,759
Daimlerchrysler AG                                       5,025          504,815
Daimlerchrysler AG                                       8,452          846,890
Deutsche Bank AG                                         6,625          851,538
Deutsche Boerse AG                                       2,602          353,392
Deutsche Lufthansa AG ADR                                2,920           84,009
Deutsche Post AG                                         9,897          287,131
Deutsche Postbank AG                                     1,046           76,595
Deutsche Telekom AG ADR                                 36,158          709,782
Douglas Holding AG                                         400           24,922
E.ON AG ADR                                             23,832        1,462,570
Fresenius Medical Care AG                                2,407          127,715
Heidelberger Druckmaschinen                                742           32,375
Henkel KGaA                                              1,239           58,518
Hochtief AG                                                536           64,847
Hypo Real Estate Holding ADR                             1,710           97,275
Infineon Technologies AG ADR (a)                         9,539          163,880
Ivg Immobilien AG                                        1,184           44,015
Karstadtquelle AG (a)                                      807           26,947
Linde AG                                                 1,501          185,907
MAN AG                                                   1,439          208,843
Merck KGaA                                                 824           99,139
Metro AG                                                 2,067          186,193
MLP AG                                                     693            9,225
Muenchener Rueckversicherungs-
   Gesellschaft AG                                       2,782          533,207
Premiere AG (a)                                          1,067           22,974
Puma AG Rudolf Dassler Sport ADR                           153           65,320
Rheinmetall AG                                             459           36,366
Rwe AG ADR                                               5,675          710,545
Salzgitter AG                                              524          102,645
SAP AG ADR                                              11,313          663,734
Siemens AG ADR                                          10,857        1,490,123
Solarworld AG                                            1,068           61,316
Suedzucker AG                                              845           16,932
Thyssenkrupp AG                                          4,594          291,780
TUI AG (a)                                               2,722           72,931
Volkswagen AG ADR                                       10,875          490,578
Wincor Nixdorf AG                                          401           33,076
                                                                 ---------------
                                                                     14,994,815
GREECE - 0.7%
--------------------------------------------------------------------------------
Alpha Credit Bank                                        4,944          171,841
Coca Cola Hellenic Bottling Co., SA                      1,389           80,002
Cosmote Mobile Telecommunications
   SA                                                    1,495           51,239
EFG Eurobank                                             3,519          123,426
Folli - Follie SA                                          210            8,541
Hellenic Exchanges SA                                      762           24,383
Hellenic Petroleum SA                                    1,364           21,726
Hellenic Technodomiki Tev SA                             1,520           20,276
Hellenic Telecommunications
   Organization SA                                       4,674          172,826
Motor Oil (Hellas) SA                                      565           14,945
National Bank of Greece SA ADR                          25,765          332,626
Opap SA                                                  2,848          110,168
Piraeus Bank SA                                          3,274          116,683

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
GREECE (CONTINUED)
--------------------------------------------------------------------------------
Public Power Corp.                                       1,332   $       52,662
Titan Cement Co. SA                                        785           40,458
Viohalco                                                 1,145           18,791
                                                                 ---------------
                                                                      1,360,593
HONG KONG - 1.9%
--------------------------------------------------------------------------------
ASM Pacific Technology, Ltd.                             2,480           21,947
Bank of East Asia, Ltd. ADR                             17,805           99,927
BOC Hong Kong Holdings, Ltd.                            47,201          119,694
Cathay Pacific Airways, Ltd. ADR                         3,515           48,074
Cheung Kong Holdings, Ltd.                              19,203          316,892
Cheung Kong Infrastructure Holdings,
   Ltd.                                                  5,751           21,616
Clp Holdings, Ltd. ADR                                  16,895          117,003
Esprit Holdings, Ltd.                                   13,338          212,037
Foxconn International Holdings, Ltd. (a)                26,769           73,395
Giordano International, Ltd.                            19,016            9,351
Hang Lung Properties, Ltd. ADR                           5,284          118,350
Hang Seng Bank, Ltd. ADR                                 9,754          173,393
Henderson Land Development ADR                          11,150           88,483
Hong Kong & China Gas ADR                               46,376          108,051
Hong Kong Electric Holdings ADR                         17,695           92,021
Hong Kong Exchanges and Clearing,
   Ltd.                                                 13,604          416,071
Hopewell Holdings                                        8,021           38,305
Hutchison Telecommunications
   International Ltd.                                   18,210           25,316
Hutchison Whampoa, Ltd.                                 27,190          291,022
Hysan Development Co., Ltd.                              8,075           22,400
Johnson Electric Holdings, Ltd. ADR                      1,874            9,794
Kerry Properties, Ltd.                                   7,112           54,654
Kingboard Chemical Holdings Ltd.                         7,436           47,380
Li & Fung, Ltd.                                         28,277          120,116
Link REIT (The)                                         27,264           60,012
Melco International Development, Ltd.                    9,399           17,567
MTR Corp.                                               17,695           52,730
New World Development, Ltd. ADR                         15,189           84,073
Noble Group Ltd.                                        12,300           17,980
Orient Overseas International, Ltd.                      2,794           26,596
PCCW, Ltd. ADR                                           5,168           33,592
Shangri-La Asia, Ltd. ADR                                  735           49,576
Shui On Land, Ltd.                                      24,022           29,252
Shun Tak Holdings, Ltd.                                 11,176           18,011
Sino Land Co.                                           17,572           43,745
Sun Hung Kai Properties, Ltd. ADR                       17,481          294,775
Swire Pacific, Ltd. ADR                                 10,681          129,583
Techtronic Industries Co., Ltd.                         14,020           15,990
Television Broadcasts, Ltd.                              3,631           21,827
Tencent Holdings, Ltd.                                  11,302           73,032
Tingyi (Cayman Islands) Holding, Corp.                  21,386           33,420
Wharf Holdings, Ltd.                                    15,612           76,767
Wing Hang Bank, Ltd.                                     2,252           25,916
Yue Yuen Industrial Holdings                             7,427           22,228
                                                                 ---------------
                                                                      3,771,964
IRELAND - 0.8%
--------------------------------------------------------------------------------
Allied Irish Bank ADR                                    5,585          270,705
Bank of Ireland ADR                                      3,121          235,417
C&C Group PLC                                            4,178           34,462
CRH PLC ADR                                              6,924          277,583
DCC PLC                                                  1,025           30,174
Depfa Bank PLC                                           4,278           88,339
Elan Corp. PLC ADR (a)                                   5,963          125,462
Experian Group Ltd. ADR                                 13,038          137,332
Grafton Group PLC                                        2,927           32,693
Greencore Group PLC                                      2,027           13,145

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------
                                       27       E*TRADE International Index Fund

--------------------------------------------------------------------------------
E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
IRELAND (CONTINUED)
--------------------------------------------------------------------------------
Iaws Group PLC                                           1,615   $       35,807
Independent News & Media PLC                             6,809           25,274
Irish Life & Permanent PLC                               3,510           77,622
Kerry Group PLC, Class A                                 1,769           52,328
Kingspan Group PLC                                       1,616           35,392
Paddy Power PLC                                            621           21,726
Ryanair Holdings PLC (a)                                 4,964           35,298
Ryanair Holdings PLC ADR (a)                               984           40,846
                                                                 ---------------
                                                                      1,569,605
ITALY - 3.4%
--------------------------------------------------------------------------------
Alleanza Assicurazioni SpA                               5,399           71,676
Arnoldo Mondadori Editore SpA                            1,489           14,368
Assicurazioni Generali SpA                              13,450          590,288
Autogrill SpA                                            1,298           24,939
Autostrade SpA                                           3,285          110,674
Banca Intesa SpA                                        98,240          756,542
Banca Intesa SpA - RNC                                  11,894           86,859
Banca Monte Dei Paschi di Siena SpA                     14,054           85,994
Banca Popolare di Milano SCRL                            5,294           77,999
Banche Popolari Unite SCRL                               7,745          207,624
Banco Popolare SCRL (a)                                  4,787          106,951
Bulgari SpA                                              1,911           30,004
Capitalia Rights, expires 10/03/07                      21,524               --
Capitalia SpA                                           21,524          205,090
Enel SpA ADR                                            11,037          622,156
Eni SpA ADR                                             16,604        1,224,711
Fiat SpA ADR                                             9,056          273,163
Finmeccanica SpA                                         3,794          110,233
Fondiaria-Sai SpA                                          944           44,209
Italcementi SpA                                            904           19,979
Lottomatica SpA                                            870           31,365
Luxottica Group SpA ADR                                  1,761           59,698
Mediaset SpA                                             9,793          100,832
Mediobanca SpA                                           6,257          136,501
Mediolanum SpA                                           3,254           22,953
Parmalat SPA                                            19,897           70,458
Pirelli & Co. SpA (a)                                   36,713           44,119
Seat Pagine Gialle SpA                                  52,299           29,081
Snam Rete Gas SpA                                       11,227           69,654
Telecom Italia SpA (Ordinary) ADR                       13,654          413,306
Telecom Italia SpA (Savings) ADR                         7,687          184,104
Terna SpA                                               15,306           56,432
Unicredito Italiano SpA                                 99,674          850,509
                                                                 ---------------
                                                                      6,732,471
JAPAN - 18.9%
--------------------------------------------------------------------------------
77 Bank, Ltd. (The)                                      4,400           29,572
Access Co., Ltd. (a)                                         3            9,912
Acom Co., Ltd. ADR                                       3,256           18,118
Aderans Co., Ltd.                                          426            8,908
Advantest Corp. ADR                                      2,036           63,096
Aeon Co., Ltd.                                           8,166          115,232
Aeon Credit Service Co., Ltd.                            1,101           11,822
Aeon Mall Co., Ltd.                                        689           21,027
Aiful Corp.                                                996           15,588
Aisin Seiki Co., Ltd.                                    2,443           97,495
Ajinomoto Co., Inc.                                      7,876           98,608
Alfresa Holdings Corp.                                     360           22,943
All Nippon Airways Co., Ltd.                             8,000           31,161
Alps Electric Co., Ltd.                                  2,200           26,435
Amada Co., Ltd.                                          4,666           52,090
Aoyama Trading Co., Ltd.                                   731           18,559
Asahi Breweries, Ltd.                                    5,243           79,774
Asahi Glass Co., Ltd.                                   12,102          162,567
Asahi Kasei Corp.                                       15,207          122,698

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
JAPAN (CONTINUED)
--------------------------------------------------------------------------------
Asatsu-DK, Inc.                                            428   $       13,769
Asics Corp.                                              2,040           31,536
Astellas Pharma Inc.                                     6,834          327,395
Autobacs Seven Co., Ltd.                                   376            9,758
Bank of Kyoto Ltd. (The)                                 3,594           43,529
Bank of Yokohama, Ltd. (The)                            15,247          105,124
Benesse Corp.                                              882           33,742
Bridgestone Corp.                                        7,779          171,792
Canon, Inc. ADR                                         13,607          738,724
Canon, Marketing Japan Inc.                                960           19,197
Casio Computer Co., Ltd.                                 3,025           43,291
Central Glass Co., Ltd.                                  2,193           11,040
Central Japan Railway Co.                                   20          212,146
Chiba Bank, Ltd. (The)                                   9,709           74,961
Chiyoda Corp.                                            1,847           33,242
Chubu Electric Power Co., Inc.                           8,480          219,345
Chugai Pharmaceutical Co., Ltd.                          3,568           58,849
Circle K Sunkus Co., Ltd.                                  605            9,389
Citizen Watch Co., Ltd.                                  4,366           43,882
Coca-Cola West Holdings Co., Ltd.                          709           16,644
COMSYS Holdings Corp.                                    1,490           16,323
Credit Saison Co., Ltd.                                  2,081           53,556
CSK Holdings Corp.                                         798           31,153
Dai Nippon Printing Co., Ltd.                            7,920          113,069
Daicel Chemical Industries Ltd.                          3,491           27,590
Daido Steel Co., Ltd.                                    4,157           35,384
Daifuku Co., Ltd.                                        1,087           12,400
Daiichi Sankyo Co., Ltd.                                 8,907          267,175
Daikin Industries, Ltd.                                  2,860          137,511
Dainippon Ink & Chemicals, Inc.                          8,091           35,807
Dainippon Screen Manufacturing Co.,
   Ltd.                                                  2,754           16,570
Daito Trust Construction Co., Ltd.                       1,050           50,576
Daiwa House Industry Co., Ltd.                           6,504           84,767
Daiwa Securities Group, Inc.                            17,021          161,900
Denki Kagaku Kogyo Kabushiki Kaisha                      5,966           33,457
Denso Corp.                                              6,202          233,488
Dentsu Inc.                                                 25           70,860
Dowa Holdings Co., Ltd.                                  3,487           44,112
Dowa Mining Co., Ltd. Rights, expires
   01/29/10 (a)                                          2,165            1,351
eAccess Ltd.                                                17            9,430
East Japan Railway Co.                                      43          338,721
Ebara Corp.                                              4,853           22,405
EDION Corp.                                              1,006           11,187
Eisai Co., Ltd. ADR                                      3,215          151,784
Electric Power Development Co., Ltd.                     1,912           74,309
Elpida Memory, Inc. (a)                                  1,237           45,387
FamilyMart Co., Ltd.                                       748           19,478
Fanuc, Ltd.                                              2,444          248,831
Fast Retailing Co., Ltd.                                   677           39,025
Fuji Electric Holdings Co., Ltd.                         7,141           31,789
Fuji Soft ABC, Inc.                                        383            7,826
Fuji Television Network, Inc.                                6           12,051
Fujifilm Holdings Corp.                                  6,236          287,903
Fujikura Ltd.                                            4,559           28,817
Fujitsu, Ltd.                                           23,763          167,766
Fukuoka Financial Group, Inc.                            7,876           46,086
Furukawa Electric Co. (The)                              8,106           39,609
Glory Ltd.                                                 805           25,547
Goodwill Group, Inc. (The) (a)                              16            2,996
Gunma Bank, Ltd. (The)                                   4,830           32,168
Gunze Ltd.                                               2,326           11,446
Hachijuni Bank, Ltd. (The)                               5,131           36,894
Hakuhodo DY Holdings, Inc.                                 297           20,813

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------
                                       28       E*TRADE International Index Fund

--------------------------------------------------------------------------------
E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
JAPAN (CONTINUED)
--------------------------------------------------------------------------------
Hankyu Department Stores, Inc.                           1,796   $       14,819
Hankyu Hanshin Holdings, Inc.                           15,406           78,627
Haseko Corp. (a)                                        13,165           31,477
Hikari Tsushin, Inc.                                       334            9,148
Hino Motors, Ltd.                                        3,298           25,176
Hirose Electric Co., Ltd.                                  408           49,557
Hiroshima Bank, Ltd. (The)                               6,380           34,780
Hitachi Cable Ltd.                                       2,147           13,291
Hitachi Capital Corp.                                      557            6,998
Hitachi Chemical Co., Ltd.                               1,323           27,319
Hitachi Construction Machinery Co., Ltd.                 1,251           49,925
Hitachi High-Technologies Corp.                            878           20,077
Hitachi Ltd. ADR                                         4,296          284,137
Hokkaido Electric Power Co., Inc.                        2,334           50,428
Hokuhoku Financial Group, Inc.                          15,088           42,634
Honda Motor Co., Ltd. ADR                               19,893          663,630
House Foods Corp.                                          919           16,020
Hoya Corp. ADR                                           5,271          179,649
Ibiden Co., Ltd.                                         1,623          136,455
Idemitsu Kosan Co., Ltd.                                   255           28,667
INPEX Holdings, Inc.                                        11          112,855
Isetan Co., Ltd.                                         2,439           32,848
Ishikawajima-Harima Heavy Industries Co., Ltd.          16,842           52,862
Ito En, Ltd.                                               756           18,405
Itochu Corp.                                            19,205          232,935
Itochu Techno-Solutions Corp.                              392           13,803
J. Front Retailing Co., Ltd. (a)                         3,870           38,018
Jafco Co., Ltd.                                            400           14,815
Japan Airlines System Corp. (a)                         11,000           23,814
Japan Petroleum Exploration Co., Ltd.                      219           16,261
Japan Prime Realty Investment Corp. REIT                     7           29,153
Japan Real Estate Investment Corp. REIT                      5           59,992
Japan Retail Fund Investment Corp. REIT                      4           34,778
Japan Steel Works Ltd., (The)                            4,501           74,629
Japan Tobacco, Inc.                                         57          312,716
JFE Holdings, Inc.                                       7,197          509,356
JGC Corp.                                                2,643           50,900
Joyo Bank, Ltd. (The)                                    8,543           47,612
JS Group Corp.                                           3,394           58,959
JSR Corp.                                                2,285           55,926
JTEKT Corp.                                              2,450           43,136
Jupiter Telecommunications Co., Ltd. (a)                    29           22,491
Kajima Corp.                                            11,463           39,368
Kamigumi Co., Ltd.                                       3,324           27,889
Kaneka Corp.                                             3,877           32,563
Kansai Electric Power Co., Inc. (The)                    9,824          224,214
Kansai Paint Co., Ltd.                                   2,782           21,310
Kao Corp. ADR                                              666          198,616
Kawasaki Heavy Industries, Ltd. ADR                      4,283           67,029
Kawasaki Kisen Kaisha, Ltd.                              6,825          100,107
KDDI Corp.                                                  31          229,640
Keihin Electric Express Railway Co., Ltd.                5,419           35,101
Keio Electric Railway Co., Ltd.                          7,379           45,936
Keisei Electric Railway Co., Ltd.                        3,739           20,708
Keyence Corp.                                              449           99,548
Kikkoman Corp.                                           1,887           28,449
Kinden Corp.                                             1,527           13,940
Kintetsu Corp.                                          20,735           64,360
Kirin Brewery Co., Ltd. ADR                             10,046          132,765

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
JAPAN (CONTINUED)
--------------------------------------------------------------------------------
KK Davinci Advisors (a)                                     14   $       10,505
Kobe Steel, Ltd.                                        33,774          125,975
Kokuyo Co., Ltd.                                         1,067           11,077
Komatsu, Ltd. ADR                                        2,866          384,742
Komori Corp.                                               736           18,014
Konami Corp. ADR                                         1,190           32,606
Konica Minolta Holdings, Inc.                            6,103          103,313
Kose Corp.                                                 425           11,270
Kubota Corp. ADR                                         2,819          115,184
Kuraray Co., Ltd.                                        4,639           58,686
Kurita Water Industries, Ltd.                            1,440           48,828
Kyocera Corp. ADR                                        2,074          193,276
Kyowa Hakko Kogyo Co., Ltd.                              4,154           42,726
Kyushu Electric Power Co., Inc.                          4,839          127,901
Lawson, Inc.                                               801           25,280
Leopalace21 Corp.                                        1,628           53,363
Mabuchi Motor Co., Ltd.                                    360           23,444
Makita Corp.                                             1,470           64,416
Marubeni Corp.                                          20,313          186,149
Marui Co., Ltd.                                          3,762           41,475
Matsui Securities Co., Ltd.                              1,545           11,821
Matsumotokiyoshi Co., Ltd.                                 478            8,831
Matsushita Electric Industrial Co., Ltd. ADR            25,032          464,344
Matsushita Electric Works, Ltd.                          4,790           57,681
Mediceo Paltac Holdings Co., Ltd.                        1,860           28,398
Meiji Dairies Corp.                                      3,364           18,982
Meiji Seika Kaisha, Ltd.                                 4,180           21,006
Meitec Corp.                                               446           13,068
Millea Holdings, Inc. ADR                               10,221          410,564
Minebea Co., Ltd. ADR                                    2,291           31,313
Mitsubishi Chemical Holdings Corp.                      14,976          130,209
Mitsubishi Corp. ADR                                     8,619          545,549
Mitsubishi Electric Corp.                               24,649          308,608
Mitsubishi Estate Co., Ltd.                             14,989          428,760
Mitsubishi Gas Chemical Co., Inc.                        4,934           45,687
Mitsubishi Heavy Industries, Ltd.                       40,880          266,929
Mitsubishi Logistics Corp.                               1,459           20,525
Mitsubishi Materials Corp.                              14,374           89,232
Mitsubishi Rayon Co., Ltd.                               6,888           48,749
Mitsubishi UFJ Financial Group Inc. ADR                103,011          935,340
Mitsubishi UFJ Lease & Finance Co., Ltd                    512           16,961
Mitsubishi UFJ Securities Co., Ltd.                      3,241           28,461
Mitsui & Co., Ltd. ADR                                     992          501,952
Mitsui Chemicals, Inc.                                   8,082           80,177
Mitsui Engineering & Shipbuilding Co., Ltd.              9,540           53,998
Mitsui Fudosan Co., Ltd.                                10,681          296,243
Mitsui Mining & Smelting Co., Ltd.                       7,308           31,452
Mitsui O.S.K. Lines, Ltd.                               13,838          223,906
Mitsui Sumitomo Insurance Co.                           15,441          181,106
Mitsui Trust Holdings, Inc.                              8,097           63,078
Mitsukoshi, Ltd.                                         5,255           23,804
Mitsumi Electric Co., Ltd.                               1,034           42,164
Mizuho Financial Group, Inc.                               121          689,084
Murata Manufacturing Co., Ltd.                           2,730          196,534
Namco Bandai Holdings, Inc.                              2,659           38,608
NEC Corp. ADR                                           25,888          125,596
NEC Electronics Corp. (a)                                  473           13,571
NGK Insulators, Ltd.                                     3,411          109,731
NGK Spark Plug Co., Ltd.                                 2,196           34,081
NHK Spring Co., Ltd.                                     1,868           14,227
Nichirei Corp.                                           3,172           14,534

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------
                                       29       E*TRADE International Index Fund

--------------------------------------------------------------------------------
E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
JAPAN (CONTINUED)
--------------------------------------------------------------------------------
Nidec Corp.                                              1,385   $       96,697
Nikko Cordial Corp.                                      9,149          114,785
Nikon Corp.                                              3,828          131,466
Nintendo Co., Ltd.                                       1,265          657,714
Nippon Building Fund, Inc. REIT                              6           87,119
Nippon Electric Glass Co., Ltd.                          4,280           68,843
Nippon Express Co., Ltd.                                10,162           50,450
Nippon Kayaku Co., Ltd.                                  1,979           16,449
Nippon Light Metal Co., Ltd.                             5,891           12,959
Nippon Meat Packers, Inc.                                2,331           25,861
Nippon Mining Holdings, Inc.                            11,251          112,887
Nippon Oil Corp.                                        15,878          147,301
Nippon Paper Group Inc.                                     11           33,952
Nippon Sheet Glass Co., Ltd.                             7,686           46,912
Nippon Shokubai Co., Ltd.                                1,616           15,708
Nippon Steel Corp.                                      73,801          530,656
Nippon Telegraph & Telephone ADR                        13,206          307,304
Nippon Yusen Kabushiki Kaisha                           14,122          137,764
NISHI-NIPPON City Bank Ltd.                              8,638           24,258
Nishimatsu Construction Co., Ltd.                        3,368           10,161
Nissan Chemical Industries, Ltd.                         1,915           23,610
Nissan Motor Co., Ltd. ADR                              14,416          288,464
Nisshin Seifun Group, Inc.                               2,454           23,065
Nisshin Steel Co., Ltd.                                 10,148           45,704
Nisshinbo Industries, Inc.                               1,930           26,798
Nissin Food Products Co., Ltd.                           1,138           40,567
Nitori Co., Ltd.                                           470           22,189
Nitto Denko Corp.                                        2,106           97,779
NOK Corp.                                                1,435           30,693
Nomura Holdings, Inc. ADR                               22,568          375,757
Nomura Real Estate Holdings, Inc.                          667           19,485
Nomura Real Estate Office Fund, Inc. REIT                    3           31,300
Nomura Research                                          1,435           48,784
NSK, Ltd.                                                5,625           49,298
NTN Corp.                                                5,038           44,898
NTT Data Corp.                                              16           71,226
NTT DoCoMo, Inc. ADR                                    20,918          297,872
NTT Urban Development Corp.                                 15           31,039
Obayashi Corp.                                           7,823           36,185
Obic Co., Ltd.                                              89           17,241
Odakyu Electric Railway Co., Ltd.                        7,974           51,374
Oji Paper Co., Ltd.                                     10,861           52,504
Oki Electric Industry Co., Ltd. (a)                      7,855           13,522
OKUMA Corp.                                              1,830           26,667
Okumura Corp.                                            2,039           10,371
Olympus Corp.                                            2,941          120,693
Omron Corp. ADR                                          2,701           71,391
Onward Kashiyama Co., Ltd.                               1,765           17,832
Oracle Corp., Japan                                        486           22,184
Oriental Land Co., Ltd.                                    639           37,002
Orix Corp. ADR                                           2,316          262,797
Osaka Gas Co., Ltd.                                     25,665           89,927
OSG Corp.                                                1,010           10,503
Otsuka Corp.                                               202           19,793
PARK24 Co., Ltd.                                         1,225           11,002
Pioneer Corp.                                            1,952           23,913
Promise Co., Ltd.                                          946           23,030
QP Corp.                                                 1,289           11,779
Rakuten, Inc.                                               83           32,510
Resona Holdings, Inc.                                       73          125,036
Ricoh Co., Ltd. ADR                                      1,710          179,123
Rinnai Corp.                                               484           14,434
Rohm Co., Ltd.                                           1,288          113,665
Round One Corp.                                              4            8,834

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
JAPAN (CONTINUED)
--------------------------------------------------------------------------------
Ryohin Keikaku Co., Ltd.                                   304   $       17,471
Sanken Electric Co., Ltd.                                1,361            6,662
Sankyo Co., Ltd., Gunma                                    685           27,694
Santen Pharmaceutical Co., Ltd.                            941           23,522
Sanwa Shutter Corp.                                      2,759           15,448
Sanyo Electric Co., Ltd. (a)                            20,300           33,358
Sapporo Hokuyo Holdings, Inc.                                4           39,647
Sapporo Holdings, Ltd.                                   3,166           20,893
SBI E*TRADE Securitioes Co., Ltd.                           18           17,059
SBI Holdings, Inc.                                         118           30,932
Secom Co., Ltd.                                          2,678          128,760
Sega Sammy Holdings Inc. ADR                            10,114           33,636
Seiko Epson Corp.                                        1,628           40,270
Seino Holdings, Corp.                                    1,854           17,103
Sekisui Chemical Co., Ltd.                               5,849           42,870
Sekisui House, Ltd. ADR                                  6,334           79,633
Seven & I Holdings Co., Ltd.                            10,493          269,589
Sharp Corp.                                             12,751          231,151
Shimachu Co., Ltd.                                         557           14,722
Shimamura Co., Ltd.                                        280           26,170
Shimano, Inc.                                              871           30,443
Shimizu Corp.                                            7,543           40,989
Shin-Etsu Chemical Co., Ltd.                             5,236          361,465
Shinko Electric Industries Co., Ltd.                       862           19,111
Shinko Securities Co., Ltd.                              6,725           31,106
Shinsei Bank, Ltd.                                      17,856           56,200
Shionogi & Co., Ltd.                                     3,807           58,620
Shiseido Co., Ltd.                                       4,332           96,045
Shizuoka Bank, Ltd. (The)                                7,348           71,298
Showa Denko Kabushiki Kaisha                            14,250           53,895
Showa Shell Sekiyu Kabushiki Kaisha                      2,403           30,859
SMC Corp.                                                  733          100,249
Softbank Corp.                                           9,426          173,744
Sojitz Corp.                                            12,400           53,906
Sompo Japan Insurance, Inc.                             10,709          122,718
Sony Corp. ADR                                          12,784          614,399
Stanley Electric Co., Ltd.                               1,921           46,265
Sumco Corp.                                              1,460           59,408
Sumitomo Bakelite Co., Ltd.                              2,543           14,615
Sumitomo Chemical Co., Ltd.                             20,060          171,796
Sumitomo Corp. ADR                                      13,559          261,713
Sumitomo Electric Industries, Ltd.                       9,201          146,397
Sumitomo Heavy Industries, Ltd.                          7,340           94,386
Sumitomo Metal Industries, Ltd. ADR                      5,211          303,558
Sumitomo Metal Mining Co.                                6,949          168,567
Sumitomo Mitsui Financial Group, Inc.                       84          653,654
Sumitomo Osaka Cement Co., Ltd.                          4,907           12,074
Sumitomo Realty & Development                            4,858          170,641
Sumitomo Rubber Industries, Inc.                         2,181           27,382
Sumitomo Titanium Corp.                                    235           20,453
Sumitomo Trust & Banking Co., Ltd. ADR                  16,022          121,054
Suruga Bank Ltd.                                         2,535           30,923
Suzuken Co., Ltd.                                          839           28,230
T&D Holdings, Inc.                                       2,514          154,536
Taiheiyo Cement Corp.                                   11,515           43,751
Taisei Corp.                                            12,224           35,392
Taisho Pharmaceutical Co., Ltd.                          1,839           36,136
Taiyo Nippon Sanso Corp.                                 3,599           32,293
Taiyo Yuden Co., Ltd.                                    1,306           25,833
Takara Holdings, Inc.                                    2,221           13,035
Takashimaya Co., Ltd.                                    3,767           41,759
Takeda Pharmaceutical Co., Ltd.                         10,776          757,032
Takefuji Corp.                                           1,409           27,931
Tanabe Seiyaku Co., Ltd.                                 2,731           34,430

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------
                                       30       E*TRADE International Index Fund

--------------------------------------------------------------------------------
E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
JAPAN (CONTINUED)
--------------------------------------------------------------------------------
TDK Corp. ADR                                            1,614   $      141,225
Teijin, Ltd.                                            10,657           51,981
Terumo Corp.                                             2,152          108,522
THK Co., Ltd.                                            1,611           33,967
TIS Inc.                                                   463            9,017
Tobu Railway Co., Ltd.                                  10,405           48,852
Toda Corp.                                               2,675           14,094
Toho Co., Ltd.                                           1,446           28,539
Toho Titanium Co., Ltd.                                    349           12,805
Tohoku Electric Power Co., Inc.                          5,452          116,373
Tokai Rika Co., Ltd.                                       661           18,391
Tokuyama Corp.                                           2,813           42,630
Tokyo Broadcasting System, Inc.                            400           11,199
Tokyo Electric Power Co., Inc. (The)                    15,531          391,600
Tokyo Electron, Ltd.                                     2,189          138,555
Tokyo Gas Co., Ltd.                                     28,676          133,388
Tokyo Seimitsu Co., Ltd.                                   461            9,580
Tokyo Steel Manufacturing Co., Ltd.                      1,385           21,483
Tokyo Tatemono Co., Ltd.                                 3,651           46,504
Tokyu Corp.                                             13,628           88,867
Tokyu Land Corp.                                         5,442           54,555
TonenGeneral Sekiyu K.K                                  3,721           37,367
Toppan Printing Co., Ltd.                                7,137           73,408
Toray Industries, Inc.                                  16,983          134,665
Toshiba Corp.                                           39,007          363,905
Tosoh Corp.                                              6,134           39,732
Toto Ltd.                                                3,556           25,754
Toyo Seikan Kaisha, Ltd.                                 2,072           39,003
Toyo Suisan Kaisha, Ltd.                                 1,131           21,240
Toyobo Co., Ltd.                                         8,025           18,769
Toyoda Gosei Co., Ltd.                                     829           29,984
Toyota Boshoku Corp.                                       838           28,270
Toyota Industries Corp.                                  2,286           98,385
Toyota Motor Corp.,  ADR                                17,268        2,017,938
Toyota Tsusho Corp.                                      2,710           71,865
Trend Micro Inc.                                         1,314           56,780
Ube Industries, Ltd.                                    12,227           43,267
Uni-Charm Corp.                                            528           32,364
UNY Co., Ltd.                                            2,294           19,965
Ushio, Inc.                                              1,425           25,894
USS Co., Ltd.                                              312           20,481
Wacoal Corp.                                             1,194           14,648
West Japan Railway Co.                                      22          104,821
Yahoo! Japan Corp.                                         193           72,995
Yakult Honsha Co., Ltd.                                  1,346           30,603
Yamada Denki Co., Ltd.                                   1,086          107,358
Yamaha Corp.                                             2,239           50,128
Yamaha Motor Co., Ltd.                                   2,374           60,478
Yamato Holdings Co., Ltd.                                4,958           74,274
Yamazaki Baking Co., Ltd.                                1,405           10,530
Yaskawa Electric Corp.                                   2,675           33,282
Yokogawa Electric Corp.                                  2,741           33,317
Zeon Corp.                                               2,161           21,269
                                                                 --------------
                                                                     37,206,825

LUXEMBOURG - 0.0%
--------------------------------------------------------------------------------
Oriflame Cosmetics SA, Receipt                             512           30,946
NETHERLANDS - 5.5%
--------------------------------------------------------------------------------
ABN AMRO Holding NV ADR                                 23,141        1,214,903
Aegon NV ADR                                            18,631          354,548
Akzo Nobel NV ADR                                        3,467          284,989
Arcelor Mittal, Class A                                  8,739          684,788
ASML Holding NV (a)                                      5,879          193,184
Corio NV                                                   515           43,871
Corporate Express ADR                                    1,840           20,074

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
NETHERLANDS (CONTINUED)
--------------------------------------------------------------------------------
European Aeronautic Defence and Space Co., NV            4,164   $      127,675
Fugro NV                                                   740           59,913
Hagemeyer NV                                             7,508           34,595
Heineken NV                                              3,125          204,523
Ing Groep NV ADR                                        23,907        1,059,319
James Hardie Industries NV ADR                           1,191           37,636
Koninklijke Ahold NV SP ADR                             16,103          242,750
Koninklijke DSM NV                                       7,470          100,525
Koninklijke Philips Electronics NV                      14,577          655,090
OCE NV ADR                                               1,002           21,004
Qiagen NV (a)                                            1,811           34,872
Randstad Holdings NV                                       666           35,907
Reed Elsevier NV ADR                                     4,536          172,232
Rodamco Europe NV                                          686           95,345
Royal Dutch Shell PLC, Class A ADR                      17,598        1,444,796
Royal Dutch Shell PLC, Class B ADR                      23,480        1,929,586
Royal KPN NV ADR                                        24,599          427,285
Royal Numico NV                                          2,187          169,197
SBM Offshore NV                                          1,794           70,340
TNT NV ADR                                               5,569          232,847
Unilever NV                                             21,872          674,751
Vedior NV                                                2,185           47,947
Wereldhave NV                                              265           31,827
Wolters Kluwer NV ADR                                    3,741          110,768
                                                                 --------------
                                                                     10,817,087
NEW ZEALAND - 0.1%
--------------------------------------------------------------------------------
Auckland International Airport, Ltd.                    12,458           29,464
Contact Energy, Ltd.                                     3,678           25,540
Fisher & Paykel Appliances Holdings Ltd.                 3,435            9,240
Fisher & Paykel Healthcare Corp., Ltd.                   6,521           16,260
Fletcher Building, Ltd.                                  6,018           57,704
Kiwi Income Property Trust                               9,108            9,979
Sky City Entertainment Group, Ltd.                       5,637           22,234
Sky Network Television, Ltd.                             2,482           10,802
Telecom Corp. of New Zealand, Ltd. ADR                   4,524           76,728
Vector, Ltd.                                             3,189            5,903
                                                                 --------------
                                                                        263,854
NORWAY - 0.9%
--------------------------------------------------------------------------------
Aker Kvaerner ASA                                        2,106           66,708
DET Norske Oljeselskap ASA (a)                           9,810           20,263
DNB NOR ASA                                              9,379          143,048
Norsk Hydro ASA, ADR                                     9,025          391,234
Norske Skogindustrier ASA                                2,059           21,910
Ocean RIG ASA (a)                                        2,173           15,950
Orkla ASA                                               10,627          188,737
PAN Fish ASA (a)                                        33,221           42,030
Petroleum Geo-Services ASA                               2,181           62,547
Prosafe ASA                                              2,346           41,622
Renewable Energy Corp. AS (a)                            2,206          101,100
Schibsted ASA                                              597           31,269
Statoil ASA ADR                                          8,289          281,163
Storebrand ASA                                           2,868           44,324
Tandberg ASA                                             1,465           35,056
Telenor ASA ADR                                          3,572          213,441
TGS Nopec Geophysical Co. ASA (a)                        1,357           27,654
Tomra Systems ASA                                        1,602           11,523
Tomra Systems ASA ADR                                    1,993           14,335
Yara International ASA ADR                               2,319           72,920
                                                                 --------------
                                                                      1,826,834
PORTUGAL - 0.3%
--------------------------------------------------------------------------------
Banco BPI SA                                             2,908           24,400

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------
                                       31       E*TRADE International Index Fund

--------------------------------------------------------------------------------
E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
PORTUGAL (CONTINUED)
--------------------------------------------------------------------------------
Banco Comercial Portugues SA,
   Class R                                              27,638   $      114,379
Banco Espirito Santo SA                                  2,870           64,897
Brisa-Auto Estradas de Portugal SA                       3,827           50,072
Cimpor Cimentos de Portugal SA                           2,571           21,243
Energias de Portugal ADR                                 2,565          149,561
Jeronimo Martins SGPS SA                                 2,408           14,760
Portugal Telecom SGPS SA ADR                            10,079          141,509
PT Multimedia Servicos de Telecomunicacoes e
   Multimedia SGPS SA                                    1,401           20,801
Sonae Industria SGPS SA New (a)                            804            9,010
Sonae SGPS SA                                           10,204           26,411
                                                                 --------------
                                                                        637,043
SINGAPORE - 1.0%
--------------------------------------------------------------------------------
Allgreen Properties, Ltd.                                9,128           11,806
Ascendas Real Estate Investment Trust                   12,643           23,251
Capitacommerical Trust REIT                             12,354           23,635
CapitaLand, Ltd. ADR                                     9,766          107,236
CapitalMall Trust REIT                                  12,965           34,062
Chartered Semiconductor Manufacturing, Ltd.
   ADR (a)                                               1,294            9,589
City Developments Ltd.                                   6,379           69,615
ComfortDelgro Corp., Ltd.                               23,775           31,071
Cosco Corp. Singapore, Ltd.                              9,886           39,625
DBS Group Holdings ADR                                   3,617          210,522
Fraser And Neave, Ltd.                                  10,571           40,591
Haw Par Corp., Ltd.                                      1,324            7,225
Jardine Cycle & Carriage, Ltd.                           1,730           21,560
Keppel Corp., Ltd. ADR                                   7,044          136,661
Keppel Land, Ltd.                                        4,588           25,653
Neptune Orient Lines Ltd. ADR                            1,396           19,937
Olam International Ltd.                                  7,932           16,778
Oversea-Chinese Banking Corp., Ltd.                     31,903          191,274
Parkway Holdings, Ltd.                                   7,832           22,370
SembCorp Industries, Ltd.                               11,308           49,134
SembCorp Marine Ltd.                                    10,469           32,442
Singapore Airlines, Ltd. (a)                             6,675           85,438
Singapore Exchange Ltd.                                 10,128           88,013
Singapore Land, Ltd.                                     1,578           10,843
Singapore Petroleum Co., Ltd.                            2,304           10,554
Singapore Post, Ltd.                                    18,348           15,079
Singapore Press Holdings, Ltd.                          19,199           55,872
Singapore Technologies Engineering, Ltd.                16,967           44,576
Singapore Telecommunications, Ltd. ADR                  10,139          274,571
SMRT Corp. Ltd.                                          8,678            9,997
STATS ChipPAC, Ltd. ADR (a)                              1,434           15,473
Suntec Real Estate Investment Trust                     12,715           16,703
United Overseas Bank, Ltd. ADR                           7,773          231,443
Uol Group Ltd.                                           6,591           23,088
Venture Corp., Ltd.                                      2,956           32,857
Wing Tai Holdings, Ltd.                                  5,962           15,503
                                                                 ---------------
                                                                      2,054,047
SPAIN - 3.8%
--------------------------------------------------------------------------------
Abertis Infraestructuras SA                              2,913           90,850
Acciona SA                                                 365           98,990
Acerinox SA                                              1,986           59,595
ACS Actividades Cons y Serv                              2,701          148,656
Altadis SA                                               3,267          229,242
Antena 3 de Television SA                                1,076           19,801
Banco Bilbao Vizcaya ADR                                45,306        1,054,724

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
SPAIN (CONTINUED)
--------------------------------------------------------------------------------
Banco Popular Espanol SA                                10,852   $      185,970
Banco Santander Central Hispano SA ADR                  79,775        1,540,455
Cintra Concesiones de Infraestructuras de
   Transporte SA                                         2,631           39,957
Ebro Puleva SA                                           1,079           22,066
Endesa SA ADR                                            8,103          462,762
Fomento de Construcciones y Contratas SA                   583           47,052
Gamesa Corporacion Tecnologica, SA                       2,172           88,497
Gas Natural SDG SA                                       1,420           79,970
Gestevision Telecinco SA                                 1,258           32,937
Grupo Ferrovial SA                                         805           67,946
Iberdrola SA (a)                                        10,970          642,761
Iberia Lineas Aereas de Espana                           6,046           29,406
Inditex SA                                               2,783          187,048
Indra Sistemas SA                                        1,465           39,523
Mapfre SA                                                5,930           26,734
Promotora de Informaciones SA                              977           19,244
Repsol SA ADR                                           10,122          359,331
Sacyr Vallehermoso SA                                    1,089           38,006
Sociedad General de Aguas de Barcelona SA                  765           28,994
Sogecable SA (a)                                           614           22,214
Telefonica SA ADR                                       18,964        1,588,804
Union Fenosa SA                                          1,360           80,247
Zardoya Otis SA                                          1,336           41,363
Zeltia SA                                                2,064           22,396
                                                                 --------------
                                                                      7,395,541
SWEDEN - 2.4%
--------------------------------------------------------------------------------
Alfa Laval AB                                            1,211           77,594
Assa Abloy AB - Class B                                  3,981           82,309
Atlas Copco AB, Class A ADR                             12,269          211,467
Atlas Copco AB, Class B ADR                              5,334           84,928
Axfood AB                                                  383           12,877
Billerud AB                                                544            7,274
Boliden AB                                               3,692           78,331
Castellum AB                                             1,975           24,500
D Carnegie & Co. AB                                        916           19,186
Electrolux AB, Class B ADR                               1,623           68,492
Elekta AB, Class B                                       1,093           17,741
Eniro AB                                                 2,323           28,189
Fabege AB                                                1,732           20,549
Getinge AB                                               2,162           52,136
Hennes & Mauritz AB, Class B                             6,055          382,354
Hoganas AB, Class B                                        305            8,062
Holmen AB, Class B                                         674           25,734
Husqvarna AB ADR                                         1,795           46,199
Kungsleden AB                                            1,741           22,338
Lundin Petroleum AB (a)                                  3,003           34,468
Modern Times Group AB - B Shares                           657           42,249
Nobia AB                                                 1,883           18,047
Nordea Bank AB                                          26,471          459,525
OMX AB                                                   1,077           46,533
Sandvik AB ADR                                          12,105          258,696
SAS AB (a)                                                 944           16,854
Scania AB, Class B                                       4,592          111,445
Securitas AB, Class B                                    3,994           52,479
Securitas Direct AB - B Shares (a)                       3,994           11,669
Securitas Systems AB - B Shares                          3,994           14,694
Skandinaviska Enskilda Banken AB, Class A                5,920          191,719
Skanska AB                                               4,799           94,770
SKF AB - B Shares ADR                                    5,176          108,616
Ssab Svenskt Staal AB - Series A                         1,929           71,118

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------
                                       32       E*TRADE International Index Fund

--------------------------------------------------------------------------------
E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
SWEDEN (CONTINUED)
--------------------------------------------------------------------------------
Ssab Svenskt Staal AB - Series B                           849   $       28,873
Svenska Cellulosa AB ADR                                 7,176          133,391
Svenska Handelsbanken AB                                 6,500          200,957
Swedish Match AB                                         3,571           73,970
TELE2 AB - B Shares                                      3,885           83,627
Telefonaktiebolaget LM Ericsson ADR                     18,908          752,538
TeliaSonera AB                                          25,775          232,089
Trelleborg AB, Class A                                   1,031           24,225
Volvo AB                                                 6,050          104,745
Volvo AB, Class A ADR                                   13,879          240,801
Wihlborgs Fastigheter AB                                   368            6,798
                                                                 ---------------
                                                                      4,685,156
SWITZERLAND - 6.4%
--------------------------------------------------------------------------------
Abb, Ltd.                                               26,510          695,357
Adecco SA ADR                                            6,734           99,220
Ciba Specialty Chemicals AG ADR                          1,806           45,877
Clariant AG, Registered                                  2,936           35,965
Compagnie Financiere Richemont AG Class A                6,658          439,706
Credit Suisse Group ADR                                 13,937          924,441
Geberit AG                                                 504           65,707
Givaudan SA, Registered                                     83           76,449
Holcim Ltd.                                              2,560          281,815
Kudelski SA                                                452           12,737
Kuehne & Nagel International AG                            689           67,591
Kuoni Reisen Holding AG Class B                             36           16,949
Logitech International SA (a)                              818           24,270
Logitech International SA (a)                            1,591           47,014
Lonza Group AG, Registered                                 579           62,946
Nestle SA ADR                                           20,446        2,288,404
Nobel Biocare Holding AG                                   302           81,498
Novartis AG ADR                                         29,588        1,626,156
OC Oerlikon Corp. AG (a)                                    81           29,624
Phonak Holding AG                                          593           59,290
PSP Swiss Property AG                                      568           30,048
Rieter Holding AG                                           57           30,740
Roche Holding AG ADR                                    17,923        1,619,391
Schindler Holding AG                                       656           41,274
SGS SA                                                      60           68,310
STMicroelectronics NV                                    8,707          145,842
Straumann Holding AG                                        99           27,712
Sulzer AG                                                   46           65,759
Swatch Group AG                                            413          135,051
Swatch Group AG, Class B                                   671           42,821
Swiss Life Holding                                         431          111,421
Swiss Reinsurance Co. ADR                                4,537          402,745
Swisscom AG ADR                                          2,892          109,607
Syngenta AG ADR                                          6,636          287,538
Synthes Inc.                                               757           84,435
UBS AG, Registered                                      25,509        1,366,944
Xstrata PLC                                              7,853          519,021
Zurich Financial Services ADR                           18,449          551,559
                                                                 ---------------
                                                                     12,621,234
UNITED KINGDOM - 18.4%
--------------------------------------------------------------------------------
3i Group PLC                                             4,997          101,505
Acergy SA ADR                                            2,481           73,686
Aegis Group PLC                                         10,946           27,876
Aggreko PLC                                              3,267           38,472
Amec PLC                                                 4,290           64,766
Anglo American PLC                                      17,248        1,155,780
ARM Holdings PLC ADR                                     5,707           53,703
Arriva PLC                                               2,527           39,772
AstraZeneca PLC, SP ADR                                 19,470          974,863
Aviva PLC                                               32,739          490,922

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
--------------------------------------------------------------------------------
BAE Systems PLC ADR                                     10,222   $      411,104
Balfour Beatty PLC                                       5,492           53,093
Barclays PLC ADR                                        20,855        1,013,970
Barratt Developments PLC                                 3,738           56,965
BBA Aviation PLC                                         5,253           24,453
Bellway PLC                                              1,460           30,668
Berkeley Group Holdings PLC (The)                        1,079           31,524
BG Group PLC ADR                                         8,699          749,685
BHP Billiton PLC                                        15,151        1,089,508
Biffa PLC                                                4,463           20,141
Bovis Homes Group PLC                                    1,538           20,493
BP PLC ADR                                              41,160        2,854,446
British Airways ADR (a)                                    734           57,312
British American Tobacco PLC ADR                         9,865          710,083
British Land Co. PLC ADR                                 6,648          158,740
British Sky Broadcasting Group PLC ADR                   3,633          207,299
Brixton PLC REIT                                         3,447           25,440
BT Group PLC ADR                                        10,573          664,302
Bunzl PLC ADR                                              866           61,797
Burberry Group PLC                                       5,618           75,200
Cable & Wireless PLC                                    30,416          114,022
Cadbury Schweppes PLC ADR                                6,687          311,079
Capita Group PLC                                         7,621          112,413
Carnival PLC ADR                                         2,181          103,619
Carphone Warehouse Group PLC                             5,144           36,524
Cattles PLC                                              4,627           32,900
Centrica PLC ADR                                         4,673          362,259
Charter PLC (a)                                          2,126           51,241
Close Brothers Group PLC                                 1,688           27,960
Cobham PLC                                              14,431           57,038
Compass Group PLC ADR                                   25,784          158,644
Cookson Group PLC                                        2,468           38,365
CSR PLC (a)                                              1,662           21,790
Daily Mail & General Trust                               3,778           48,492
Davis Service Group PLC                                  2,167           23,642
De La Rue PLC                                            1,911           28,415
Diageo PLC ADR                                           8,599          754,390
DSG International PLC                                   23,501           64,638
Electrocomponents PLC                                    5,552           28,816
Emap - B Shares, PLC                                     2,753           49,302
Enterprise Inns PLC                                      7,110           85,755
Firstgroup PLC                                           5,546           77,795
FKI PLC                                                  7,500           13,905
Friends Provident PLC                                   23,193           81,275
Galiform PLC (a)                                         7,654           17,153
GKN PLC ADR                                              8,967           64,673
GlaxoSmithKline PLC ADR                                 36,682        1,951,482
Great Portland Estates PLC REIT                          2,105           25,625
Group 4 Securicor PLC                                   14,695           60,477
Hammerson PLC REIT                                       3,638           86,868
Hays PLC                                                18,560           50,292
HBOS PLC ADR                                            48,029          894,862
Home Retail Group                                       11,192           84,995
HSBC Holdings PLC ADR                                   29,557        2,736,978
ICAP PLC                                                 6,600           70,864
IMI PLC                                                  4,298           46,804
Imperial Chemical Industries PLC ADR                     3,804          202,124
Imperial Tobacco Group ADR                               4,321          396,495
Inchcape PLC                                             5,628           48,273
Intercontinental Hotels Group PLC ADR                    3,799           75,448
International Personal Finance                           1,634            6,558
International Power PLC ADR                              1,904          175,046
Intertek Group PLC                                       1,995           38,491

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------
                                       33       E*TRADE International Index Fund

--------------------------------------------------------------------------------
E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
--------------------------------------------------------------------------------
Invensys PLC ADR (a)                                    10,156   $       64,195
Invesco PLC ADR                                          5,044          137,701
Investec PLC                                             4,574           47,713
ITV PLC                                                 49,607          103,695
J Sainsbury PLC ADR                                      4,954          233,151
Johnson Matthey PLC ADR                                  1,398           94,960
Kelda Group PLC                                          3,518           61,778
Kesa Electricals PLC                                     6,755           37,881
Kingfisher PLC ADR                                      14,912          108,643
Ladbrokes PLC ADR                                        8,020           70,546
Land Securities Group PLC REIT                           5,999          205,577
Legal & General Group PLC ADR                           16,664          226,790
Liberty International PLC REIT                           3,239           75,295
Lloyds Tsb Group PLC ADR                                17,981          799,435
LogicaCMG PLC                                           19,592           60,373
London Stock Exchange Group PLC                          2,015           67,450
Man Group PLC                                           22,816          257,292
Marks & Spencer Group PLC ADR                            3,611          271,691
Meggitt PLC                                              8,349           53,964
Michael Page International PLC                           4,252           35,734
Misys PLC                                                6,398           28,808
Mondi PLC                                                4,738           44,891
National Express Group PLC                               1,648           41,533
National Grid PLC ADR                                    6,910          554,389
Next PLC                                                 2,896          115,880
Old Mutual PLC                                          66,657          217,695
PartyGaming PLC (a)                                     15,110            8,466
Pearson PLC ADR                                         10,287          159,037
Persimmon PLC                                            3,626           71,215
Premier Farnell PLC                                      4,642           14,966
Prudential  Corp. PLC ADR                               15,590          480,952
Punch Taverns PLC                                        3,382           67,939
Rank Group PLC                                           4,981           16,416
Reckitt Benckiser PLC                                    7,779          455,174
Reed Elsevier PLC ADR                                    4,056          204,625
Rentokil Initial PLC ADR                                 4,629           78,701
Resolution PLC                                           8,740          121,530
Reuters Group PLC ADR                                    2,714          215,112
Rexam PLC ADR                                            1,488           84,727
Rio Tinto PLC ADR                                        3,228        1,108,495
Rolls-Royce Group PLC ADR                                4,599          244,787
Royal & Sun Alliance Insurance Group PLC ADR             3,880           12,213
Royal Bank of Scotland Group PLC                       120,646        1,290,450
SABmiller PLC ADR                                       11,496          326,028
Sage Group PLC (The)                                    16,590           84,246
Schroders PLC                                            1,441           40,720
Scottish & Newcastle PLC                                10,213          127,239
Scottish & Southern Energy ADR                          10,994          338,446
Segro PLC                                                5,558           56,560
Serco Group PLC                                          6,083           51,432
Severn Trent PLC                                         2,973           85,405
Signet Group PLC                                        18,908           32,263
Signet Group PLC ADR                                       289            4,997
Smith & Nephew PLC ADR                                   2,406          147,343
Smiths Group PLC                                         4,877          106,226
SSL International PLC                                    2,429           21,032
Stagecoach Group PLC                                     6,767           31,331
Standard Life PLC                                       26,865          157,907
Stolt-Nielsen SA ADR                                       437           12,969
Tate & Lyle PLC ADR                                      1,562           51,236
Taylor Woodrow PLC                                      14,539           81,678
Tesco PLC ADR                                           33,779          906,878
Tomkins PLC ADR                                          2,730           50,887
Travis Perkins PLC                                       1,480           46,556

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
--------------------------------------------------------------------------------
Trinity Mirror PLC                                       3,739   $       31,385
Tui Travel PLC (a)                                       6,429           33,008
Tullett Prebon PLC                                       2,302           20,237
Unilever PLC ADR                                        16,711          529,237
United Business Media PLC                                3,224           45,486
United Utilities PLC ADR                                 5,597          159,644
Vodafone Group PLC ADR                                  67,391        2,446,293
Whitbread PLC                                            2,514           83,067
William Hill PLC                                         4,501           59,010
Wolseley PLC ADR                                         8,409          143,121
WPP Group PLC, SP ADR                                    3,003          202,703
Yell Group PLC                                           9,940           86,879
                                                                 ---------------
                                                                     36,308,669
TOTAL COMMON STOCKS
(COST $144,176,981)                                                 179,909,511
EXCHANGE TRADED FUNDS - 8.0%
--------------------------------------------------------------------------------
UNITED STATES - 8.0%
--------------------------------------------------------------------------------
iShares MSCI EAFE Index Fund                           191,780       15,846,781
                                                                 ---------------
TOTAL EXCHANGE TRADED FUNDS
(COST $15,461,773)                                                   15,846,781
PREFERENCE STOCKS - 0.4%
--------------------------------------------------------------------------------
GERMANY - 0.3%
--------------------------------------------------------------------------------
Henkel KGaA                                              2,274          116,714
Porsche AG                                                 112          237,286
ProSiebensat.1 Media AG                                  1,047           32,817
Rwe AG ADR                                                 497           55,803
Volkswagen AG                                            1,342          184,173
                                                                 ---------------
                                                                        626,793
ITALY - 0.1%
--------------------------------------------------------------------------------
Unipol SpA                                              11,475           35,902

JAPAN - 0.0%
--------------------------------------------------------------------------------
Ito En, Ltd.                                               227            4,506

TOTAL PREFERENCE STOCKS
(COST $400,299)                                                         667,201
SHORT-TERM INVESTMENTS - 0.4%
--------------------------------------------------------------------------------
UNITED STATES - 0.4%
--------------------------------------------------------------------------------
BlackRock Liquidity Funds TempCash Portfolio           838,050          838,050

                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(COST $838,050)                                                         838,050
                                                                 ---------------
TOTAL INVESTMENTS - 100.0%
   (COST $160,877,103)                                              197,261,543
OTHER ASSETS LESS LIABILITIES  - 0.0%                                    29,892
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                        $  197,291,435
                                                                 ===============

(a)      Non-income producing.

(b) At September 30, 2007, the cost of investments for Federal income tax purposes is $160,877,103. Unrealized appreciation (depreciation) is as follows:

         Gross Unrealized Appreciation                           $   39,801,985
         Gross Unrealized Depreciation                               (3,417,545)
                                                                 ---------------
         Net Unrealized Appreciation/Depreciation                $   36,384,440
                                                                 ===============

   ADR   American Depositary Receipt
  REIT   Real Estate Investment Trust
SP ADR   Sponsored American Depositary Receipt

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------
                                       34       E*TRADE International Index Fund

--------------------------------------------------------------------------------
E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                     % OF TOTAL
COUNTRY                                              MARKET VALUE    NET ASSETS
--------------------------------------------------------------------------------
JAPAN                                                $ 37,211,331         18.9%
UNITED KINGDOM                                         36,308,669         18.4%
FRANCE                                                 17,069,309          8.7%
UNITED STATES                                          15,846,781          8.0%
GERMANY                                                15,621,608          7.9%
SWITZERLAND                                            12,621,234          6.4%
AUSTRALIA                                              12,231,171          6.2%
NETHERLANDS                                            10,817,087          5.5%
SPAIN                                                   7,395,541          3.8%
ITALY                                                   6,768,373          3.5%
SWEDEN                                                  4,685,156          2.4%
HONG KONG                                               3,771,964          1.9%
FINLAND                                                 3,496,492          1.8%
SINGAPORE                                               2,054,047          1.0%
BELGIUM                                                 1,998,018          1.0%
NORWAY                                                  1,826,834          0.9%
DENMARK                                                 1,655,639          0.8%
IRELAND                                                 1,569,605          0.8%
GREECE                                                  1,360,593          0.7%
AUSTRIA                                                 1,078,508          0.5%
PORTUGAL                                                  637,043          0.3%
NEW ZEALAND                                               263,854          0.1%
BERMUDA                                                   103,690          0.1%
LUXEMBOURG                                                 30,946          0.0%
SHORT-TERM INVESTMENTS AND
   OTHER ASSETS LESS LIABILITIES                          867,942          0.4%
                                                    ----------------------------
                                                     $197,291,435        100.0%
                                                    ============================

                                                                     % OF TOTAL
INDUSTRY                                             MARKET VALUE    NET ASSETS
--------------------------------------------------------------------------------
BANKS                                                $ 28,082,328         14.7%
HOLDING COMPANIES                                      17,110,653          8.7%
OIL & GAS                                              12,432,052          6.6%
TELECOMMUNICATIONS                                     11,437,453          6.3%
PHARMACEUTICALS                                        10,201,501          5.1%
INSURANCE                                               9,670,474          5.3%
FOOD                                                    7,960,910          3.9%
ELECTRIC                                                7,837,506          4.1%
DIVERSIFED FINANCIAL SERVICES                           5,953,586          2.9%
MINING                                                  5,697,932          3.2%
CHEMICALS                                               5,082,954          2.7%
REAL ESTATE                                             4,703,855          2.2%
AUTO MANUFACTURERS                                      4,127,075          2.3%
RETAIL                                                  3,751,290          1.8%
MANUFACTURERS                                           3,510,035          1.8%
IRON / STEEL                                            3,238,553          1.9%
TRANSPORTATION                                          3,174,769          1.5%
ENGINEERING & CONTRUCTION                               3,118,532          1.2%
MEDIA                                                   3,018,786          1.4%
BEVERAGES                                               2,603,552          1.3%
BUILDING MATERIALS                                      2,595,022          1.2%
ELECTRONICS                                             2,528,545          1.2%
DISTRIBUTION / WHOLESALE                                2,493,119          1.3%
MACHINE-DIVERSIFIED                                     2,425,415          1.4%
COMMERCIAL SERVICES                                     2,244,824          1.0%
ELECTRICAL COMPONENTS & EQUIPMENT                       2,219,045          1.2%
PUBLISHING & BROADCASTING                               2,053,996          1.1%
CONSUMER RELATED                                        2,017,938          1.0%
MEMBERSHIP ORGANIZATIONS                                1,849,592          0.9%
AGRICULTURE                                             1,722,506          0.9%
AUTO PARTS & EQUIPMENT                                  1,416,453          0.5%
HOME FURNISHINGS                                        1,354,356          0.6%
AEROSPACE/DEFENSE                                       1,181,838          0.5%
GAS                                                     1,047,456          0.7%
OFFICE / BUSINESS EQUIPMENT                             1,036,940          0.5%
COMPUTER SOFTWARE                                         991,746          0.4%
HEALTH CARE                                               968,368          0.4%
COSMETICS / PERSONAL CARE                                 880,073          0.4%
COMPUTERS INDUSTRY                                        828,133          0.3%
REAL ESTATE INVESTMENT TRUST (REIT)                       818,580          0.3%
SEMICONDUCTORS                                            712,365          0.3%
HAND / MACHINE TOOLS                                      684,352          0.3%
WATER                                                     674,351          0.4%
HOUSEHOLD PRODUCTS / WARE                                 665,332          0.3%
TOYS / GAMES / HOBBIES                                    657,714          0.3%
FOREST PRODUCTS & PAPER                                   606,040          0.3%
ENTERTAINMENT                                             567,790          0.2%
APPAREL                                                   535,582          0.2%
HOME BUILDERS                                             531,290          0.3%
AIRLINES                                                  484,912          0.0%
METAL FABRICATE / HARDWARE                                467,846          0.3%
OIL & GAS SERVICES                                        466,027          0.1%
LEISURE TIME                                              414,442          0.1%
CONGLOMERATES                                             391,234          0.2%
ADVERTISING                                               368,810          0.2%
LODGING                                                   350,819          0.1%
TEXTILES                                                  339,648          0.1%
INTERNET                                                  314,471          0.1%
FOOD AND BEVERAGE                                         242,586          0.2%
INVESTMENT COMPANY                                        236,794          0.2%
HEALTH CARE SERVICES                                      200,239          0.1%
PACKAGING & CONTAINERS                                    198,809          0.1%
SPECIAL INDUSTRY MACHINERY                                193,184          0.1%
ENERGY - ALTERNATE SOURCES                                162,416          0.1%
SEMICONDUCTORS EQUIPMENT                                  145,842          0.1%
BIOTECHNOLOGY                                             130,973          0.1%
ENVIRONMENTAL CONTROL                                      94,827          0.0%
SHIP BUILDING                                              86,440          0.0%
ELECTRIC UTILITIES                                         77,664          0.1%
STORAGE                                                    20,525          0.0%
FURNITURE & FIXTURES                                       11,077          0.0%
PACKAGED FOODS                                              1,351          0.0%
SHORT-TERM INVESTMENTS AND
   OTHER ASSETS LESS  LIABILITIES                         867,942          0.4%
                                                    ----------------------------
                                                     $197,291,435        100.0%
                                                    ============================

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------
                                       35       E*TRADE International Index Fund

--------------------------------------------------------------------------------
E*TRADE Technology Index Fund
SCHEDULE OF INVESTMENTS
September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 96.8%
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 4.3%
--------------------------------------------------------------------------------
Alliance Data Systems Corp. (a)                          1,255   $       97,187
Amazon.com, Inc. (a)                                     5,754          535,985
BearingPoint, Inc. (a)                                   3,509           14,212
Convergys Corp. (a)                                      2,648           45,969
eBay, Inc. (a)                                          21,012          819,888
Euronet Worldwide, Inc. (a)                                893           26,585
Gartner, Inc., Class A (a)                                 983           24,044
Hewitt Associates, Inc., Class A (a)                       795           27,865
Iron Mountain, Inc. (a)                                  3,280           99,974
MPS Group, Inc. (a)                                      1,922           21,430
NutriSystem, Inc (a)                                       566           26,540
Plexus Corp. (a)                                           883           24,194
Priceline.com, Inc. (a)                                    126           11,183
Western Union Co. (The)                                 14,840          311,195
Wright Express Corp. (a)                                   778           28,389
                                                                 ---------------
                                                                      2,114,640
COMMUNICATIONS SERVICES - 0.3%
--------------------------------------------------------------------------------
Avaya, Inc. (a)                                          8,636          146,467
COMPUTER FACILITIES MANAGEMENT - 0.4%
--------------------------------------------------------------------------------
Cognizant Technology Solutions Corp., Class A (a)        2,727          217,533
COMPUTER INTEGRATED SYSTEMS DESIGN - 1.8%
--------------------------------------------------------------------------------
BEA Systems, Inc. (a)                                    7,589          105,260
Brocade Communications Systems, Inc. (a)                 7,420           63,515
Computer Sciences Corp. (a)                              3,342          186,818
Diebold, Inc.                                            1,208           54,867
Jack Henry & Associates, Inc.                            1,427           36,902
MICROS Systems, Inc. (a)                                   758           49,323
NCR Corp. (a)                                            3,431          170,864
Network Appliance, Inc. (a)                              6,532          175,776
TIBCO Software, Inc. (a)                                 3,677           27,173
                                                                 ---------------
                                                                        870,498
COMPUTER PERIPHERAL EQUIPMENT - 10.6%
--------------------------------------------------------------------------------
3Com Corp. (a)                                           6,906           34,116
Anixter International, Inc. (a)                            577           47,574
Cisco Systems, Inc. (a)                                111,919        3,705,638
Electronics For Imaging, Inc. (a)                          989           26,564
Emulex Corp. (a)                                         1,499           28,736
Juniper Networks, Inc. (a)                               9,823          359,620
Lexmark International, Inc. (a)                          1,705           70,809
Palm, Inc. (a)                                           1,948           31,694
QLogic Corp. (a)                                         3,043           40,928
Research In Motion, Ltd. (a)                             8,792          866,451
                                                                 ---------------
                                                                      5,212,130
COMPUTER PROGRAMMING SERVICES - 0.1%
--------------------------------------------------------------------------------
Informatica Corp. (a)                                    1,664           26,125
COMPUTER RELATED SERVICES - 1.7%
--------------------------------------------------------------------------------
CACI International, Inc., Class A (a)                      563           28,764
Ceridian Corp. (a)                                       2,654           92,200
Electronic Data Systems Corp.                            9,653          210,821
FactSet Research Systems, Inc.                             703           48,191
IAC/ InterActiveCorp. (a)                                4,044          119,985
Paychex, Inc.                                            6,519          267,279
Red Hat, Inc. (a)                                        3,678           73,082
                                                                 ---------------
                                                                        840,322
COMPUTER STORAGE DEVICES - 2.1%
--------------------------------------------------------------------------------
EMC Corp. (a)                                           38,043          791,295
Imation Corp.                                              766           18,790
SanDisk Corp. (a)                                        4,223          232,687
                                                                 ---------------
                                                                      1,042,772

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
COMPUTERS - 5.4%
--------------------------------------------------------------------------------
Apple, Inc. (a)                                         16,089   $    2,470,305
Black Box Corp.                                            334           14,282
Perot Systems Corp., Class A (a)                         1,629           27,546
Riverbed Technology, Inc. (a)                              191            7,714
Western Digital Corp. (a)                                4,280          108,370
                                                                 ---------------
                                                                      2,628,217
COMPUTERS, PERIPHERAL & SOFTWARE - 1.9%
--------------------------------------------------------------------------------
Autodesk, Inc. (a)                                       4,589          229,312
McAfee, Inc. (a)                                         2,952          102,936
National Instruments Corp.                               1,055           36,218
NVIDIA Corp. (a)                                         9,822          355,949
Open Text Corp. (a)                                        855           22,205
Salesforce.com, Inc. (a)                                 1,624           83,344
Sybase, Inc. (a)                                         1,661           38,419
Zebra Technologies Corp., Class A  (a)                   1,308           47,729
                                                                 ---------------
                                                                        916,112
DATA PROCESSING & PREPARATION - 2.7%
--------------------------------------------------------------------------------
Acxiom Corp.                                             1,352           26,756
Affiliated Computer Services, Inc.,Class A (a)           1,916           96,260
Automatic Data Processing, Inc.                         10,066          462,331
Broadridge Financial Solutions, Inc.                     2,624           49,725
DST Systems, Inc. (a)                                    1,002           85,982
Fidelity National Information Services,
   Inc.                                                  3,134          139,055
Fiserv, Inc. (a)                                         3,172          161,328
MoneyGram International, Inc.                            1,547           34,947
Total System Services, Inc.                              3,768          104,675
VeriSign, Inc. (a)                                       4,685          158,072
                                                                 ---------------
                                                                      1,319,131
DISTRIBUTION / WHOLESALE - 0.4%
--------------------------------------------------------------------------------
CDW Corp. (a)                                            1,170          102,024
Ingram Micro, Inc., Class A (a)                          2,647           51,908
Tech Data Corp. (a)                                      1,029           41,283
                                                                 ---------------
                                                                        195,215
ELECTRONIC COMPONENTS - 0.6%
--------------------------------------------------------------------------------
AVX Corp.                                                  921           14,828
Celestica, Inc. (a)                                      3,800           23,218
MEMC Electronic Materials, Inc. (a)                      3,114          183,290
Sanmina-SCI Corp. (a)                                    9,278           19,669
Vishay Intertechnology, Inc. (a)                         3,422           44,589
                                                                 ---------------
                                                                        285,594
ELECTRONIC COMPUTERS - 14.3%
--------------------------------------------------------------------------------
Advent Software, Inc. (a)                                  362           17,003
Dell, Inc. (a)                                          42,226        1,165,438
Hewlett-Packard Co.                                     48,682        2,423,877
International Business Machines Corp.                   25,323        2,983,049
Sun Microsystems, Inc. (a)                              67,730          379,965
Unisys Corp. (a)                                         6,279           41,567
                                                                 ---------------
                                                                      7,010,899
ELECTRONIC PARTS & EQUIPMENT - 0.8%
--------------------------------------------------------------------------------
Arrow Electronics, Inc. (a)                              2,274           96,691
Avnet, Inc. (a)                                          2,406           95,903
Benchmark Electronics, Inc. (a)                          1,240           29,599
Checkfree Corp. (a)                                      1,658           77,163
Molex, Inc.                                              2,669           71,876
                                                                 ---------------
                                                                        371,232
ELECTRONICS - 1.6%
--------------------------------------------------------------------------------
Agilent Technologies, Inc. (a)                           7,471          275,531
Amphenol Corp., Class A                                  3,311          131,645
Cogent, Inc. (a)                                           825           12,936
Cymer, Inc. (a)                                            646           24,800
Dolby Laboratories, Inc., Class A (a)                      684           23,817

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------
                                       36          E*TRADE Technology Index Fund

--------------------------------------------------------------------------------
E*TRADE Technology Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
ELECTRONICS (CONTINUED)
--------------------------------------------------------------------------------
FLIR Systems, Inc. (a)                                   1,193   $       66,080
Itron, Inc. (a)                                            564           52,492
L-1 Identity Solutions, Inc. (a)                           791           14,910
Mentor Graphics Corp. (a)                                1,442           21,774
Skyworks Solutions, Inc. (a)                             2,804           25,348
Tektronix, Inc.                                          1,503           41,693
Trimble Navigation, Ltd.  (a)                            2,210           86,654
                                                                 ---------------
                                                                        777,680
INTERNET SOFTWARE & SERVICES - 6.6%
--------------------------------------------------------------------------------
CNET Networks, Inc. (a)                                  2,610           19,444
EarthLink, Inc. (a)                                      2,134           16,901
Equinix, Inc. (a)                                          508           45,055
Expedia, Inc. (a)                                        3,010           95,959
Google, Inc., Class A (a)                                4,139        2,347,931
j2 Global Communications, Inc. (a)                         904           29,588
NetFlix, Inc. (a)                                        1,283           26,584
Valueclick, Inc. (a)                                     1,703           38,249
Yahoo!, Inc.  (a)                                       23,280          624,835
                                                                 ---------------
                                                                      3,244,546
NETWORK EQUIPMENT - 0.5%
--------------------------------------------------------------------------------
Foundry Networks, Inc. (a)                               2,723           48,388
Nortel Networks Corp. (a)                                8,274          140,492
Sonus Networks, Inc. (a)                                 4,396           26,816
Sycamore Networks, Inc. (a)                              3,405           13,858
                                                                 ---------------
                                                                        229,554
OFFICE ELECTRONICS - 0.6%
--------------------------------------------------------------------------------
Xerox Corp. (a)                                         18,253          316,507
PREPACKAGED SOFTWARE - 15.1%
--------------------------------------------------------------------------------
ACI Worldwide, Inc. (a)                                    722           16,137
Adobe Systems, Inc. (a)                                 11,648          508,552
BMC Software, Inc. (a)                                   3,934          122,859
Cadence Design System, Inc. (a)                          5,357          118,872
Citrix Systems, Inc. (a)                                 3,490          140,717
Cognos, Inc. (a)                                         1,681           69,812
Compuware Corp. (a)                                      5,573           44,695
CSG Systems International, Inc. (a)                        821           17,446
Electronic Arts, Inc. (a)                                5,738          321,271
Intuit, Inc. (a)                                         6,552          198,525
Lawson Software, Inc. (a)                                  973            9,740
Macrovision Corp. (a)                                    1,020           25,122
Microsoft Corp.                                        124,739        3,674,811
MicroStrategy, Inc., Class A (a)                           179           14,202
Novell, Inc. (a)                                         6,764           51,677
Nuance Communications, Inc. (a)                          2,644           51,056
Oracle Corp. (a)                                        72,581        1,571,379
Quest Software, Inc. (a)                                 1,259           21,604
RealNetworks, Inc. (a)                                   1,885           12,780
Symantec Corp. (a)                                      17,570          340,506
Synopsys, Inc. (a)                                       2,734           74,037
Wind River Systems, Inc. (a)                             1,653           19,456
                                                                 ---------------
                                                                      7,425,256
PRINTED CIRCUIT BOARDS - 0.3%
--------------------------------------------------------------------------------
Jabil Circuit, Inc.                                      3,316           75,737
Solectron Corp. (a)                                     17,169           66,959
                                                                 ---------------
                                                                        142,696
PROCESS CONTROL INSTRUMENTS - 0.1%
--------------------------------------------------------------------------------
Teradyne, Inc. (a)                                       3,539           48,838
RADIO & TV COMMUNICATIONS EQUIPMENT - 4.4%
--------------------------------------------------------------------------------
Andrew Corp. (a)                                         2,780           38,503
Motorola, Inc.                                          43,239          801,219
QUALCOMM, Inc.                                          31,738        1,341,248
                                                                 ---------------
                                                                      2,180,970

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS - 0.7%
--------------------------------------------------------------------------------
AMIS Holdings, Inc. (a)                                    705   $        6,846
Formfactor, Inc. (a)                                       814           36,117
Intersil Corp., Class A                                  2,404           80,366
Microsemi Corp. (a)                                      1,350           37,638
ON Semiconductor Corp. (a)                               2,543           31,940
PMC-Sierra, Inc. (a)                                     4,074           34,181
Semtech Corp. (a)                                        1,173           24,023
Silicon Image, Inc. (a)                                  1,574            8,106
Silicon Laboratories, Inc. (a)                           1,031           43,055
SiRF Technology Holdings, Inc. (a)                         932           19,898
Spansion, Inc., Class A (a)                                923            7,799
Zoran Corp. (a)                                            946           19,109
                                                                 ---------------
                                                                        349,078
SEMICONDUCTORS EQUIPMENT - 12.9%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. (a)                        10,706          141,319
Altera Corp.                                             6,571          158,230
Amkor Technology, Inc. (a)                               2,062           23,754
Analog Devices, Inc.                                     5,754          208,065
Applied Micro Circuits Corp. (a)                         5,708           18,037
Atmel Corp. (a)                                          7,928           40,908
Broadcom Corp., Class A (a)                              8,611          313,785
Conexant Systems, Inc. (a)                               9,286           11,143
Cree, Inc. (a)                                           1,559           48,485
Cypress Semiconductor Corp. (a)                          2,814           82,197
Entegris, Inc. (a)                                       2,407           20,893
Fairchild Semiconductor International, Inc. (a)          2,234           41,731
Integrated Device Technology, Inc. (a)                   3,685           57,044
Intel Corp.                                            103,658        2,680,596
International Rectifier Corp. (a)                        1,314           43,349
JDS Uniphase Corp. (a)                                   3,729           55,786
KLA-Tencor Corp.                                         3,570          199,135
Linear Technology Corp.                                  4,174          146,048
LSI Logic Corp. (a)                                     13,697          101,632
Maxim Integrated Products, Inc.                          5,935          174,192
Micrel, Inc.                                             1,076           11,621
Microchip Technology, Inc.                               4,126          149,856
Micron Technology, Inc. (a)                             13,998          155,378
MKS Instruments, Inc. (a)                                  689           13,105
National Semiconductor Corp.                             4,587          124,399
OmniVision Technologies, Inc. (a)                          982           22,321
Rambus, Inc. (a)                                         1,789           34,188
RF Micro Devices, Inc. (a)                               3,697           24,881
Tessera Technologies, Inc. (a)                             922           34,575
Texas Instruments, Inc.                                 26,360          964,512
Trident Microsystems, Inc. (a)                           1,103           17,527
Varian Semiconductor Equipment
   Associates, Inc. (a)                                  1,437           76,908
Xilinx, Inc.                                             5,694          148,841
                                                                 ---------------
                                                                      6,344,441
SOFTWARE - 2.4%
--------------------------------------------------------------------------------
Activision, Inc. (a)                                     4,694          101,343
Akamai Technologies, Inc. (a)                            3,052           87,684
Ansys, Inc. (a)                                          1,475           50,401
Avid Technology, Inc. (a)                                  713           19,308
Avocent Corp. (a)                                          885           25,771
CA, Inc.                                                 7,549          194,160
Digital River, Inc. (a)                                    699           31,280
F5 Networks, Inc. (a)                                    1,544           57,421
Fair Isaac Corp.                                         1,094           39,504
Global Payments, Inc.                                    1,267           56,027
MasterCard, Inc., Class A                                1,225          181,263
NAVTEQ Corp. (a)                                         1,808          140,970
Openwave Systems, Inc.                                   1,823            7,985

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------
                                       37          E*TRADE Technology Index Fund

--------------------------------------------------------------------------------
E*TRADE Technology Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
SOFTWARE (CONTINUED)
--------------------------------------------------------------------------------
Parametric Technology Corp. (a)                          2,034   $       35,432
SRA International, Inc., Class A (a)                       800           22,464
Take-Two Interactive Software, Inc. (a)                  1,322           22,580
THQ, Inc. (a)                                            1,168           29,177
VeriFone Holdings, Inc. (a)                                890           39,454
Websense, Inc. (a)                                         837           16,514
                                                                 ---------------
                                                                      1,158,738
SPECIAL INDUSTRY MACHINERY - 1.5%
--------------------------------------------------------------------------------
Applied Materials, Inc.                                 25,556          529,009
Intermec, Inc. (a)                                         897           23,430
Lam Research Corp. (a)                                   2,481          132,138
Novellus Systems, Inc. (a)                               2,338           63,734
                                                                 ---------------
                                                                        748,311
TELECOMMUNICATIONS - 0.2%
--------------------------------------------------------------------------------
Atheros Communications, Inc. (a)                           997           29,880
Polycom, Inc. (a)                                        1,696           45,555
Powerwave Technologies, Inc. (a)                         2,093           12,893
SAVVIS, Inc. (a)                                           859           33,312
                                                                 ---------------
                                                                        121,640
TELECOMMUNICATIONS EQUIPMENT - 2.1%
--------------------------------------------------------------------------------
ADTRAN, Inc.                                             1,165           26,830
Arris Group, Inc. (a)                                    1,877           23,181
CommScope, Inc. (a)                                      1,112           55,867
Corning, Inc.                                           29,455          726,066
Harris Corp.                                             2,547          147,191
InterDigital, Inc. (a)                                     985           20,468
Tekelec (a)                                              1,186           14,350
UTStarcom, Inc. (a)                                      2,407            8,810
                                                                 ---------------
                                                                      1,022,763
TELEPHONE & TELEGRAPH APPARATUS - 0.4%
--------------------------------------------------------------------------------
ADC Telecommunications, Inc. (a)                         2,136           41,887
Ciena Corp. (a)                                          1,652           62,908
Tellabs, Inc. (a)                                        8,274           78,769
                                                                 ---------------
                                                                        183,564
TOTAL COMMON STOCKS
(COST $37,959,880)                                                   47,491,469

                                                SHARES/
                                                PRINCIPAL
                                                AMOUNT                    VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 3.6%
--------------------------------------------------------------------------------
BlackRock Liquidity Funds TempCash
Portfolio                                            1,534,451        1,534,451
U.S. Treasury Bill  4.78% (b), 01/31/2008 (c)   $      220,000          217,176
                                                                 ---------------

TOTAL SHORT-TERM INVESTMENTS
(COST $1,750,910)                                                     1,751,627
                                                                 ---------------
TOTAL INVESTMENTS - 100.4%
   (COST $39,710,790)(d)                                             49,243,096
LIABILITIES IN EXCESS OF CASH & OTHER
   ASSETS - (0.4%)                                                     (179,268)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                        $   49,063,828
                                                                 ===============

(a)   Non-income producing.

(b)   Yield to Maturity.

(c) Security with an aggregate market value of $217,176 was segregated to cover margin requirements for the following open futures contracts as of September 30, 2007:

                                                NOTIONAL
NUMBER OF      FUTURES           EXPIRATION     CONTRACT       NET UNREALIZED
CONTRACTS        INDEX               DATE         VALUE         APPRECIATION
--------------------------------------------------------------------------------
  8         NASDAQ 100 FUTURES   12/20/2007    $ 1,691,200     $         69,943

(d) At September 30, 2007, the cost of investments for federal income tax purposes is $39,710,790. Unrealized appreciation (depreciation) is as follows:

      Gross Unrealized Appreciation                            $     13,378,448
      Gross Unrealized Depreciation                                  (3,846,142)
                                                               -----------------
      Net Unrealized Appreciation/Depreciation                 $      9,532,306
                                                               =================

                                                                     % OF TOTAL
INDUSTRY                                          MARKET VALUE       NET ASSETS
--------------------------------------------------------------------------------
PREPACKAGED SOFTWARE                            $    7,425,256          15.1%
ELECTRONIC COMPUTERS                                 7,010,899          14.3%
SEMICONDUCTORS EQUIPMENT                             6,344,441          12.9%
COMPUTER PERIPHERAL EQUIPMENT                        5,212,130          10.6%
INTERNET SOFTWARE & SERVICES                         3,244,546           6.6%
COMPUTERS                                            2,628,217           5.4%
RADIO & TV COMMUNICATIONS EQUIPMENT                  2,180,970           4.4%
COMMERCIAL SERVICES                                  2,114,640           4.3%
DATA PROCESSING & PREPARATION                        1,319,131           2.7%
SOFTWARE                                             1,158,738           2.4%
COMPUTER STORAGE DEVICES                             1,042,772           2.1%
TELECOMMUNICATIONS EQUIPMENT                         1,022,763           2.1%
COMPUTERS, PERIPHERAL & SOFTWARE                       916,112           1.9%
COMPUTER INTEGRATED SYSTEMS DESIGN                     870,498           1.8%
COMPUTER RELATED SERVICES                              840,322           1.7%
ELECTRONICS                                            777,680           1.6%
SPECIAL INDUSTRY MACHINERY                             748,311           1.5%
ELECTRONIC PARTS & EQUIPMENT                           371,232           0.8%
SEMICONDUCTORS                                         349,078           0.7%
OFFICE ELECTRONICS                                     316,507           0.6%
ELECTRONIC COMPONENTS                                  285,594           0.6%
NETWORK EQUIPMENT                                      229,554           0.5%
COMPUTER FACILITIES MANAGEMENT                         217,533           0.4%
DISTRIBUTION / WHOLESALE                               195,215           0.4%
TELEPHONE & TELEGRAPH APPARATUS                        183,564           0.4%
COMMUNICATIONS SERVICES                                146,467           0.3%
PRINTED CIRCUIT BOARDS                                 142,696           0.3%
TELECOMMUNICATIONS                                     121,640           0.2%
PROCESS CONTROL INSTRUMENTS                             48,838           0.1%
COMPUTER PROGRAMMING SERVICES                           26,125           0.1%
SHORT-TERM INVESTMENTS AND
   OTHER ASSETS LESS LIABILITIES                     1,572,359           3.2%
                                                --------------------------------
                                                $   49,063,828         100.0%
                                                ================================

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------
                                       38          E*TRADE Technology Index Fund

--------------------------------------------------------------------------------
E*TRADE Delphi Value Fund
SCHEDULE OF INVESTMENTS
September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 93.8%
--------------------------------------------------------------------------------
ADVERTISING - 2.3%
--------------------------------------------------------------------------------
Publicis Groupe ADR                                     41,500   $    1,702,114
WPP Group PLC, SP ADR                                   23,847        1,609,673
                                                                 --------------
                                                                      3,311,787
AEROSPACE / TECHNOLOGY - 12.1%
--------------------------------------------------------------------------------
Applied Materials, Inc.                                103,900        2,150,730
Arrow Electronics, Inc. (a)                             62,400        2,653,248
ASE Test, Ltd. (a)                                      98,117        1,409,941
Avnet, Inc. (a)                                         65,300        2,602,858
ChipMOS Technologies (Bermuda),
   Ltd. (a)                                            243,996        1,461,536
Micron Technology, Inc. (a)                            161,975        1,797,923
Seagate Technology                                      84,000        2,148,720
Western Digital Corp. (a)                              108,000        2,734,560
                                                                 --------------
                                                                     16,959,516
BANKING - 4.7%
--------------------------------------------------------------------------------
Citigroup, Inc.                                         39,600        1,848,132
Colonial BancGroup, Inc.                                67,200        1,452,864
Southwest Bancorp, Inc.                                 52,100          980,522
Wells Fargo & Co.                                       64,030        2,280,749
                                                                 --------------
                                                                      6,562,267
BASIC MATERIALS - 7.8%
--------------------------------------------------------------------------------
Alcan Inc.                                              15,200        1,521,216
Commercial Metals Co.                                   50,000        1,582,500
Companhia Vale do Rio Doce, ADR                         69,600        2,361,528
Dow Chemical Co.                                        33,300        1,433,898
Gerdau Ameristeel Corp.                                125,000        1,493,750
NovaGold Resources, Inc. (a)                            91,000        1,502,410
Westlake Chemical Corp.                                 42,500        1,076,525
                                                                 --------------
                                                                     10,971,827
CONGLOMERATES - 4.8%
--------------------------------------------------------------------------------
Berkshire Hathaway, Inc., Class B (a)                    1,175        4,643,600
Loews Corp.                                              5,600          270,760
Norsk Hydro ASA, ADR                                    41,100        1,781,685
                                                                 ---------------
                                                                      6,696,045
CONSTRUCTION & REAL ESTATE - 2.9%
--------------------------------------------------------------------------------
General Growth Properties, Inc.                         26,155        1,402,431
U-Store-It Trust                                        87,700        1,157,640
United Rentals, Inc. (a)                                46,900        1,508,773
                                                                 --------------
                                                                      4,068,844
CONSUMER RELATED - 8.9%
--------------------------------------------------------------------------------
Ashford Hospitality Trust, Inc.                        128,000        1,286,400
DiamondRock Hospitality Co.                             77,700        1,352,757
Honda Motor Co., Ltd. ADR                               51,100        1,704,696
Nokia Oyj ADR                                           65,600        2,488,208
Sunstone Hotel Investors, Inc.                          52,000        1,333,280
Toyota Motor Corp., ADR                                 19,500        2,278,770
Walt Disney Co. (The)                                   60,200        2,070,278
                                                                 --------------
                                                                     12,514,389
ENERGY - 10.9%
--------------------------------------------------------------------------------
Apache Corp.                                            25,650        2,310,039
Devon Energy Corp.                                      23,800        1,980,160
Diamond Offshore Drilling, Inc.                         18,100        2,050,549
ENSCO International, Inc.                               20,000        1,122,000
Hercules Offshore, Inc. (a)                             46,000        1,201,060
Nabors Industries, Ltd. (a)                             47,500        1,461,575
Nexen, Inc.                                             48,240        1,473,249
Whiting Petroleum Corp. (a)                             36,100        1,604,645
XTO Energy, Inc.                                        33,188        2,052,346
                                                                 --------------
                                                                     15,255,623
FINANCIAL SERVICES - 9.6%
--------------------------------------------------------------------------------
American Express Co.                                    31,000        1,840,470

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
FINANCIAL SERVICES (CONTINUED)
--------------------------------------------------------------------------------
Ares Capital Corp.                                      83,100   $    1,352,037
Bear Stearns Cos., Inc. (The)                           12,900        1,584,249
Discover Financial Services (a)                         13,627          283,441
Goldman Sachs Group, Inc. (The)                         10,504        2,276,637
iStar Financial, Inc., REIT                             38,500        1,308,615
Lehman Brothers Holdings, Inc.                          29,900        1,845,727
Morgan Stanley                                          27,255        1,717,065
NorthStar Realty Finance Corp.                         134,000        1,330,620
                                                                 --------------
                                                                     13,538,861
FOOD & BEVERAGE - 1.6%
--------------------------------------------------------------------------------
Pepsi Bottling Group, Inc.                              60,100        2,233,917
INSURANCE - 6.8%
--------------------------------------------------------------------------------
Aspen Insurance Holdings, Ltd.                          60,200        1,680,182
Endurance Specialty Holdings, Ltd.                      41,800        1,736,790
IPC Holdings, Ltd.                                      39,000        1,125,150
RenaissanceRe Holdings, Ltd.                            31,300        2,047,333
SAFECO Corp.                                            22,230        1,360,921
XL Capital, Ltd., Class A                               19,600        1,552,320
                                                                 --------------
                                                                      9,502,696
MANUFACTURING - 5.8%
--------------------------------------------------------------------------------
Altra Holdings, Inc. (a)                                91,000        1,516,970
Ingersoll-Rand Co., Ltd., Class A                       47,700        2,598,219
Lamson & Sessions Co. (a)                               55,075        1,484,822
Masco Corp.                                             47,225        1,094,203
Timken Co.                                              40,000        1,486,000
                                                                 --------------
                                                                      8,180,214
PHARMACEUTICALS - 1.7%
--------------------------------------------------------------------------------
AstraZeneca PLC, SP ADR                                 29,600        1,482,072
ViroPharma, Inc. (a)                                   103,430          920,527
                                                                 --------------
                                                                      2,402,599
PUBLISHING & BROADCASTING - 6.1%
--------------------------------------------------------------------------------
British Sky Broadcasting Group PLC
   ADR                                                   9,000          513,540
Comcast Corp., Class A (a)                              74,850        1,793,406
Liberty Media Corp., Class A (a)                        17,490        2,183,277
News Corp., Class B                                     88,800        2,077,032
Washington Post Co., Class B                             2,500        2,007,000
                                                                 --------------
                                                                      8,574,255
RETAIL - 4.3%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A                        23,100        1,864,170
American Eagle Outfitters, Inc.                         57,500        1,512,825
Ethan Allen Interiors, Inc.                             45,500        1,487,395
Macy's, Inc.                                            37,300        1,205,536
                                                                 --------------
                                                                      6,069,926
TRANSPORTATION - 3.5%
--------------------------------------------------------------------------------
Arkansas Best Corp.                                     40,393        1,319,236
Norfolk Southern Corp.                                  27,500        1,427,525
Teekay Shipping Corp.                                   19,030        1,119,154
YRC Worldwide, Inc. (a)                                 38,000        1,038,160
                                                                 --------------
                                                                      4,904,075
TOTAL COMMON STOCKS
(COST $94,569,138)                                                  131,746,841

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------
                                       39              E*TRADE Delphi Value Fund

--------------------------------------------------------------------------------
E*TRADE Delphi Value Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS - 6.2%
--------------------------------------------------------------------------------
BlackRock Liquidity Funds TempCash
   Portfolio                                          8,721,07   $    8,721,079
                                                                 --------------
TOTAL MUTUAL FUNDS
(COST $8,721,079)                                                     8,721,079
                                                                 --------------
TOTAL INVESTMENTS - 100.0%
   (COST $103,290,217)(b)                                           140,467,920
LIABILITIES IN EXCESS OF CASH & OTHER
   ASSETS - 0.0%                                                        (60,496)
                                                                 --------------
TOTAL NET ASSETS - 100.0%                                        $  140,407,424
                                                                 ==============

(a)     Non-income producing.

(b) At September 30, 2007, the cost of investments for federal income tax purposes was $103,404,862. Urealized appreciation (depreciation) is as follows:
        Gross Unrealized Appreciation                            $   40,032,535
        Gross Unrealized Depreciation                                (2,854,832)
                                                                 --------------
        Net Unrealized Appreciation/Depreciation                 $   37,177,703
                                                                 ==============

ADR     American Depositary Receipt

REIT    Real Estate Investment Trust

SP ADR  Sponsored American Depositary Receipt

                                                                   % OF TOTAL
INDUSTRY                                          MARKET VALUE     NET ASSETS
--------------------------------------------------------------------------------
AEROSPACE / TECHNOLOGY                          $   16,959,516          12.1%
ENERGY                                              15,255,623          10.9%
FINANCIAL SERVICES                                  13,538,861           9.6%
CONSUMER RELATED                                    12,514,389           8.9%
BASIC MATERIALS                                     10,971,827           7.8%
INSURANCE                                            9,773,456           7.0%
CASH EQUIVALENTS-TAXABLE                             8,721,079           6.2%
PUBLISHING & BROADCASTING                            8,574,255           6.1%
MANUFACTURING                                        8,180,214           5.8%
BANKING                                              6,562,267           4.7%
CONGLOMERATES                                        6,425,285           4.6%
RETAIL                                               6,069,926           4.3%
TRANSPORTATION                                       4,904,075           3.5%
CONSTRUCTION & REAL ESTATE                           4,068,844           2.9%
ADVERTISING                                          3,311,787           2.3%
PHARMACEUTICALS                                      2,402,599           1.7%
FOOD & BEVERAGE                                      2,233,917           1.6%
LIABILITES IN EXCESS OF CASH &
   OTHER ASSETS                                        (60,496)          0.0%
                                                --------------------------------
                                                $  140,407,424         100.0%
                                                ================================

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------
                                       40              E*TRADE Delphi Value Fund

--------------------------------------------------------------------------------
E*TRADE Kobren Growth Fund
SCHEDULE OF INVESTMENTS
September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS - 100.1%
--------------------------------------------------------------------------------
LARGE CAP GROWTH - 23.8%
--------------------------------------------------------------------------------
Excelsior Large Cap Growth Fund -
   Class I                                             574,249   $    6,994,356
T. Rowe Price Blue Chip Growth Fund                    311,257       12,780,212
                                                                 --------------
                                                                     19,774,568
LARGE CAP BLEND - 14.8%
--------------------------------------------------------------------------------
Fidelity Dividend Growth Fund                           96,031        3,074,904
Longleaf Partners Fund                                 139,448        5,292,056
Oakmark Select Fund - Class I                          120,345        3,977,414
                                                                 --------------
                                                                     12,344,374
LARGE CAP VALUE - 15.7%
--------------------------------------------------------------------------------
Ameristock Mutual Fund, Inc.                           145,785        6,770,238
Diamonds Trust - Series I                               45,300        6,293,529
                                                                 --------------
                                                                     13,063,767
SMALL CAP VALUE - 8.4%
--------------------------------------------------------------------------------
Longleaf Partners Small Cap Fund                       204,843        6,976,937

SECTOR - 5.2%
--------------------------------------------------------------------------------
Fidelity Select Chemicals Portfolio                      8,802          744,442
Fidelity Select Computers Portfolio                     33,068        1,577,021
Franklin Gold and Precious Metals
   Fund                                                 50,621        2,036,477
                                                                 --------------
                                                                      4,357,940
INTERNATIONAL EQUITY - DEVELOPED - 10.1%
--------------------------------------------------------------------------------
Julius Baer International Equity -
   Class I                                              98,233        4,945,074
Third Avenue International Value Fund                  144,606        3,450,295
                                                                 --------------
                                                                      8,395,369
INTERNATIONAL EQUITY - EMERGING - 3.1%
--------------------------------------------------------------------------------
SSgA Emerging Markets Fund                              79,478        2,561,587

ALTERNATIVE - 12.4%
--------------------------------------------------------------------------------
Hussman Strategic Growth Fund                          159,337        2,603,569
PIMCO All Asset Fund - Class I                         590,317        7,703,641
                                                                 --------------
                                                                     10,307,210
BOND - 4.5%
--------------------------------------------------------------------------------
Loomis Sayles Bond Fund                                253,471        3,728,559

MONEY MARKET - 2.1%
--------------------------------------------------------------------------------
BlackRock Liquidity Funds TempCash
Portfolio                                            1,748,190        1,748,190
                                                                 --------------
TOTAL MUTUAL FUNDS
(COST $63,761,624)                                                   83,258,501
                                                                 --------------
TOTAL INVESTMENTS - 100.1%
   (COST $63,761,624)(a)                                             83,258,501
LIABILITIES IN EXCESS OF CASH AND OTHER
   ASSETS - (0.1%)                                                      (66,510)
                                                                 --------------
NET ASSETS - 100.0%                                              $   83,191,991
                                                                 ==============

(a) At September 30, 2007, the net unrealized appreciation (depreciation) of investments based on cost of investments for Federal income tax purposes was as follows:

        Gross Unrealized Appreciation                            $   19,496,877
        Gross Unrealized Depreciation                                        --
                                                                 --------------
        Net Unrealized Appreciation/Depreciation                 $   19,496,877
                                                                 ==============

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------
                                       41             E*TRADE Kobren Growth Fund

SECURITY VALUATION

Investments of the Funds are valued at the last reported sale price on the securities or commodities exchange on which such securities are primarily traded. If there is no sale that day, then the value will be based on the most recent bid prices. Securities that are traded primarily on the national securities market are valued using the NASDAQ Official Closing Price ("NOCP"), but if the NOCP is not available, such securities are valued at the most recent bid prices. Securities that are traded primarily on foreign securities or commodities exchanges generally are valued at the preceding closing values of such securities on their respective exchanges. If market quotations or official closing prices are not readily available or are determined not to accurately reflect the current value of the securities, such securities are valued at fair value as determined in good faith under procedures established by the Board of Trustees of the Funds ("Board"). To the extent that a Fund has portfolio securities that are primarily listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the securities held by a Fund, and accordingly its net asset value ("NAV"), may change on days when shareholders will not be able to purchase or redeem the Fund's shares. In this regard, the Board has approved the use of certain independent pricing services in determining the fair value of foreign securities that are principally traded in foreign markets when events reasonably determined to be significant occur subsequent to the close of such foreign markets and prior to the time the Fund's NAV is determined. The fair value of such foreign securities are determined by the Funds (with the assistance of independent pricing services) using correlations between the movement of prices of the foreign securities and indices of domestic securities and other appropriate indicators. Unlike the closing price of a security on a foreign exchange, fair value determinations employ elements of judgment and the fair value assigned to a security may not represent the actual value that a Fund could obtain if it were to sell a security at the time of the close of the New York Stock Exchange. Investments in short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates fair market value, based on fair valuation procedures approved by the Board.

For more information  with regard to significant  accounting  policies,  see the
most  recent   semi-annual   report  filed  with  the  Securities  and  Exchange
Commission.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's Principal Executive and Principal Financial Officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report, that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) E*TRADE FUNDS

By (Signature and Title)            /S/ ELIZABETH GOTTFRIED
                         -------------------------------------------------------
                                    Elizabeth Gottfried, President
                                    (Principal Executive Officer)

Date      November 26, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)            /S/ ELIZABETH GOTTFRIED
                        --------------------------------------------------------
                                    Elizabeth Gottfried, President
                                    (Principal Executive Officer)

Date     November 26, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)            /S/ MATTHEW AUDETTE
                        --------------------------------------------------------
                                    Matthew Audette, Treasurer
                                    (Principal Financial Officer)

Date     November 26, 2007
    ----------------------------------------------------------------------------